UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.7%
	Common Stocks — 98.7%
	Aerospace & Defense — 1.6%
172	Precision Castparts Corp.	$10,851
188	Rockwell Collins, Inc.	10,313

		21,164

	Airlines — 0.9%
484	Skywest, Inc.	11,873

	Biotechnology — 2.2%
135	Amylin Pharmaceuticals, Inc. (a)	5,954
372	Celgene Corp. (a)	16,116
218	Vertex Pharmaceuticals, Inc. (a)	7,349

		29,419

	Capital Markets — 5.0%
123	Affiliated Managers Group, Inc. (a)	12,298
552	E*Trade Financial Corp. (a)	13,192
361	Investment Technology Group, Inc. (a)	16,157
317	Lazard Ltd., Class A (Bermuda)	12,693
278	T. Rowe Price Group, Inc.	13,307

		67,647

	Chemicals — 0.7%
503	Rockwood Holdings, Inc. (a)	10,042

	Commercial Banks — 0.8%
143	Zions Bancorp	11,413

	Commercial Services & Supplies — 6.4%
398	Brady Corp., Class A	14,008
117	Corporate Executive Board Co. (The)	10,529
280	Corrections Corp. of America (a)	12,125
717	Steelcase, Inc.	11,245
218	Stericycle, Inc. (a)	15,214
475	West Corp. (a)	22,942

		86,063

	Communications Equipment — 0.8%
255	Harris Corp.	11,358

	Computers & Peripherals — 4.0%
461	NCR Corp. (a)	18,218
370	Network Appliance, Inc. (a)	13,681
480	Seagate Technology (Cayman Islands) (a)	11,076
2,103	Sun Microsystems, Inc. (a)	10,450

		53,425

	Diversified Consumer Services — 1.6%
161	ITT Educational Services, Inc. (a)	10,694
254	Weight Watchers International, Inc.	11,276

		21,970

	Diversified Financial Services — 1.6%
223	CIT Group, Inc.	10,844
151	NYSE Group, Inc. (a)	11,265

		22,109

	Diversified Telecommunication Services — 1.2%
867	Time Warner Telecom, Inc., Class A (a)	16,480

	Electrical Equipment — 2.5%
438	General Cable Corp. (a)	16,736
379	Roper Industries, Inc.	16,948

		33,684

	Electronic Equipment & Instruments — 4.2%
642	Amphenol Corp., Class A	39,731
322	Ingram Micro, Inc. Class A (a)	6,177
388	Jabil Circuit, Inc.	11,097

		57,005

	Energy Equipment & Services — 2.5%
272	BJ Services Co.	8,198
204	ENSCO International, Inc.	8,957
152	FMC Technologies, Inc. (a)	8,168
140	National Oilwell Varco, Inc. (a)	8,171

		33,494

	Food & Staples Retailing — 0.8%
349	Safeway, Inc.	10,577

	Gas Utilities — 0.7%
117	Questar Corp.	9,575

	Health Care Equipment & Supplies — 2.3%
228	Advanced Medical Optics, Inc. (a)	9,025
166	Hologic, Inc. (a)	7,220
291	Mentor Corp.	14,676

		30,921

	Health Care Providers & Services — 7.3%
255	Caremark Rx, Inc.	14,465
289	Coventry Health Care, Inc. (a)	14,909
564	DaVita, Inc. (a)	32,618
287	Lincare Holdings, Inc. (a)	9,928

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

185	Medco Health Solutions, Inc. (a)	11,132
227	Omnicare, Inc.	9,784
146	Triad Hospitals, Inc. (a)	6,414

		99,250

	Health Care Technology — 1.4%
181	Cerner Corp. (a)	8,222
456	Per-Se Technologies, Inc. (a)	10,394

		18,616

	Hotels, Restaurants & Leisure — 4.0%
308	Four Seasons Hotels, Inc. (Canada)	19,691
316	International Game Technology	13,102
390	Scientific Games Corp., Class A (a)	12,392
122	Wynn Resorts Ltd. (a)	8,287

		53,472

	Insurance — 2.9%
123	Everest Re Group Ltd. (Barbados)	12,035
358	Hanover Insurance Group, Inc. (The)	15,955
476	Security Capital Assurance Ltd. (Bermuda) (a)	11,410

		39,400

	Internet & Catalog Retail — 0.7%
347	Coldwater Creek, Inc. (a)	9,980

	IT Services — 4.4%
671	Alliance Data Systems Corp. (a)	37,044
196	CheckFree Corp. (a)	8,084
485	VeriFone Holdings, Inc. (a)	13,835

		58,963

	Leisure Equipment & Products — 0.9%
322	Pool Corp.	12,397

	Life Sciences Tools & Services — 1.3%
254	Covance, Inc. (a)	16,867

	Machinery — 1.6%
260	Oshkosh Truck Corp.	13,102
111	Parker-Hannifin Corp.	8,589

		21,691

	Marine — 1.0%
236	American Commercial Lines, Inc. (a)	14,012

	Oil, Gas & Consumable Fuels — 3.1%
167	Apache Corp.	10,567
258	Newfield Exploration Co. (a)	9,934
361	Southwestern Energy Co. (a)	10,796
254	XTO Energy, Inc.	10,684

		41,981

	Pharmaceuticals — 2.0%
359	Adams Respiratory Therapeutics, Inc. (a)	13,117
125	Allergan, Inc.	14,054

		27,171

	Semiconductors & Semiconductor Equipment — 5.8%
282	Broadcom Corp., Class A (a)	8,548
245	Freescale Semiconductor, Inc., Class A (a)	9,311
1,059	Integrated Device Technology, Inc. (a)	17,003
271	KLA-Tencor Corp.	12,042
209	MEMC Electronic Materials, Inc. (a)	7,652
301	Microchip Technology, Inc.	9,756
461	NVIDIA Corp. (a)	13,653

		77,965

	Software — 7.1%
343	Adobe Systems, Inc. (a)	12,828
483	Amdocs Ltd. (United Kingdom) (a)	19,145
1,284	BEA Systems, Inc. (a)	19,513
434	Citrix Systems, Inc. (a)	15,730
287	Electronic Arts, Inc. (a)	16,002
265	Red Hat, Inc. (a)	5,595
198	Salesforce.com, Inc. (a)	7,097

		95,910

	Specialty Retail — 8.9%
407	AnnTaylor Stores Corp. (a)	17,022
510	Circuit City Stores, Inc.	12,797
525	GameStop Corp., Class A (a)	24,311
293	Office Depot, Inc. (a)	11,648
585	PetSmart, Inc.	16,226
420	Tiffany & Co.	13,944
593	TJX Cos., Inc.	16,613
324	United Auto Group, Inc.	7,588

		120,149

	Textiles, Apparel & Luxury Goods — 1.6%
271	Coach, Inc. (a)	9,316
191	Polo Ralph Lauren Corp.	12,323

		21,639

	Trading Companies & Distributors — 0.8%
264	GATX Corp.	10,922

	Wireless Telecommunication Services — 4.1%
302	American Tower Corp., Class A (a)	11,034
417	NII Holdings, Inc. (a)	25,893
338	Rogers Communications, Inc., Class B (Canada)	18,535

		55,462

	Total Common Stocks (Cost $1,113,828)	1,334,066

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
28,831	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $28,831)	28,831

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 16.9%
	Certificates of Deposit — 3.9%
10,002	Calyon, New York, FRN, 5.30%, 10/03/06	10,002
6,000	Natexis Banques Populaires, FRN, 5.37%, 01/28/08	6,000
8,999	Nordea Bank, New York, FRN, 5.32%, 01/03/07	8,999
10,000	Norinchukin Bank, New York, 5.32%, 10/24/06	10,000
8,000	Societe Generale, New York, FRN, 5.32%, 11/24/06	8,000
10,000	Union Bank of Switzerland, 5.29%, 10/10/06	10,000

		53,001

	Commercial Paper — 0.7%
9,951	Fenway Funding LLC, 5.33%, 10/23/06	9,951

	Corporate Notes — 4.1%
4,500	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	4,500
1,000	CC USA, Inc., FRN, 5.37%, 01/25/08	1,000
10,750	CDC Financial Products, Inc., FRN, 5.43%, 11/29/06	10,750
4,000	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	4,000
5,000	Links Finance LLC, FRN, 5.42%, 10/06/06	5,000
4,500	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	4,500
4,000	Morgan Stanley, FRN, 5.56%, 10/29/07	4,000
5,052	National City Bank, Cleveland, FRN, 5.27%, 10/04/07	5,052
3,999	National City Bank, Cleveland, FRN, 5.35%, 09/18/07	3,999
5,001	Pricoa Global Funding I, FRN, 5.36%, 10/05/06	5,000
7,500	World Savings Bank FSB, FRN, 5.39%, 06/20/08	7,500

		55,301

	Time Deposit — 3.8%
10,000	American Express Bank 5.29%, 10/16/06	10,000
10,000	Deutsche Bank, FRN, 5.34%, 02/20/07	10,000
10,000	KBC, 5.29%, 10/13/06	10,000
12,000	Swedbank, Stockholm, 5.30%, 10/10/06	12,000
9,000	Ulster Bank of Ireland, FRN, 5.33%, 01/31/07	9,000

		51,000

	Repurchase Agreement — 4.4%
18,984	Bank of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $18,993, collateralized by U.S. Government Agency Mortgages	18,984
20,000	Barclays Capital, Inc., 5.40%, dated 9/29/06, due 10/02/06, repurchase price $20,009, collateralized by U.S. Government Agency Mortgages	20,000
20,000	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $20,009, collateralized by U.S. Governement Agency Mortgages	20,000

		58,984

	Total Investments of Cash Collateral for Securities on Loan (Cost $228,237)	228,237

	Total Investments — 117.7% (Cost $1,370,896)	1,591,134
	Liabilities in Excess of Other Assets — (17.7)%	(238,990)

	NET ASSETS — 100.0%	$1,352,144

Percentages indicated are based on net assets.

Abbreviation:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,889
Aggregate gross unrealized depreciation	(17,651)

Net unrealized appreciation/depreciation	$220,238

Federal income tax cost of investments	$1,370,896

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.8%
	Common Stocks — 98.8%
	Aerospace & Defense — 0.8%
83	Alliant Techsystems, Inc. (a)	$6,728

	Beverages — 1.7%
55	Brown-Forman Corp., Class B	4,193
377	Constellation Brands, Inc., Class A (a)	10,835

		15,028

	Building Products — 0.6%
123	American Standard Cos., Inc.	5,150

	Capital Markets — 3.8%
43	Bear Stearns Cos., Inc. (The)	6,081
307	E*Trade Financial Corp. (a)	7,334
67	Legg Mason, Inc.	6,717
200	Mellon Financial Corp.	7,812
101	Northern Trust Corp.	5,878

		33,822

	Chemicals — 3.7%
136	Albemarle Corp.	7,369
96	Ashland, Inc.	6,110
132	Lubrizol Corp.	6,018
71	PPG Industries, Inc.	4,770
108	Sigma-Aldrich Corp.	8,172

		32,439

	Commercial Banks — 6.6%
164	Compass Bancshares, Inc.	9,356
122	Cullen/Frost Bankers, Inc.	7,042
58	M&T Bank Corp.	6,922
256	Mercantile Bankshares Corp.	9,291
259	North Fork Bancorp, Inc.	7,425
120	Synovus Financial Corp.	3,536
198	TCF Financial Corp.	5,200
124	Zions Bancorp	9,857

		58,629

	Commercial Services & Supplies — 0.5%
115	Republic Services, Inc.	4,612

	Computers & Peripherals — 1.1%
243	NCR Corp. (a)	9,609

	Construction Materials — 1.7%
92	Florida Rock Industries, Inc.	3,567
142	Vulcan Materials Co.	11,119

		14,686

	Containers & Packaging — 1.4%
199	Ball Corp.	8,041
106	Temple-Inland, Inc.	4,267

		12,308

	Distributors — 0.7%
149	Genuine Parts Co.	6,422

	Diversified Telecommunication Services — 1.6%
209	CenturyTel, Inc.	8,295
440	Windstream Corp.	5,806

		14,101

	Electric Utilities — 3.8%
225	American Electric Power Co., Inc.	8,165
131	Edison International	5,459
96	FirstEnergy Corp.	5,357
203	PPL Corp.	6,685
340	Westar Energy, Inc.	7,998

		33,664

	Electrical Equipment — 0.7%
150	Ametek, Inc.	6,532

	Electronic Equipment & Instruments — 1.8%
84	Amphenol Corp., Class A	5,227
248	Arrow Electronics, Inc. (a)	6,797
143	Jabil Circuit, Inc.	4,091

		16,115

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Energy Equipment & Services — 0.6%
78	Complete Production Services, Inc. (a)	1,544
93	Unit Corp. (a)	4,266

		5,810

	Food & Staples Retailing — 1.7%
111	BJ’s Wholesale Club, Inc. (a)	3,224
211	Safeway, Inc.	6,410
197	SUPERVALU, Inc.	5,829

		15,463

	Food Products — 2.8%
242	Dean Foods Co. (a)	10,152
422	Del Monte Foods Co.	4,412
189	Hershey Co. (The)	10,102

		24,666

	Gas Utilities — 3.1%
148	AGL Resources, Inc.	5,395
126	Energen Corp.	5,284
148	ONEOK, Inc.	5,601
66	Questar Corp.	5,372
235	UGI Corp.	5,748

		27,400

	Health Care Providers & Services — 4.6%
122	Community Health Systems, Inc. (a)	4,572
231	Coventry Health Care, Inc. (a)	11,924
90	DaVita, Inc. (a)	5,185
119	HealthSpring, Inc. (a)	2,287
103	Henry Schein, Inc. (a)	5,144
161	Omnicare, Inc.	6,938
84	Quest Diagnostics, Inc.	5,137

		41,187

	Hotels, Restaurants & Leisure — 4.6%
339	Applebee’s International, Inc.	7,294
375	Hilton Hotels Corp.	10,430
111	Marriott International, Inc., Class A	4,304
232	OSI Restaurant Partners, Inc.	7,353
72	Station Casinos, Inc.	4,170
136	Yum! Brands, Inc.	7,058

		40,609

	Household Durables — 1.6%
47	Centex Corp.	2,489
120	Fortune Brands, Inc.	8,976
55	Lennar Corp., Class A	2,493

		13,958

	Household Products — 1.1%
149	Clorox Co.	9,368

	Industrial Conglomerates — 1.5%
87	Carlisle Cos., Inc.	7,325
147	Walter Industries, Inc.	6,270

		13,595

	Insurance — 8.1%
241	Assurant, Inc.	12,861
150	Cincinnati Financial Corp.	7,231
47	Everest Re Group Ltd. (Barbados)	4,564
171	Fidelity National Financial, Inc.	7,103
131	Hanover Insurance Group, Inc. (The)	5,856
133	IPC Holdings Ltd. (Bermuda)	4,046
541	Old Republic International Corp.	11,992
83	Principal Financial Group	4,500
85	ProAssurance Corp. (a)	4,204
135	Protective Life Corp.	6,153
57	Safeco Corp.	3,335

		71,845

	Internet & Catalog Retail — 0.5%
230	Liberty Media Holding Corp. - Interactive, Class A (a)	4,696

	IT Services — 0.3%
58	Affiliated Computer Services, Inc., Class A (a)	3,008

	Machinery — 2.1%
132	Crane Co.	5,530
116	Dover Corp.	5,479
44	Harsco Corp.	3,409
73	Kennametal, Inc.	4,130

		18,548

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Media — 3.3%
105	Cablevision Systems Corp., Class A	2,389
236	Clear Channel Communications, Inc.	6,811
147	Clear Channel Outdoor Holdings, Inc., Class A (a)	2,995
229	Interactive Data Corp. (a)	4,565
129	McClatchy Co., Class A	5,432
344	Regal Entertainment Group, Class A	6,812

		29,004

	Multi-Utilities — 3.7%
258	Energy East Corp.	6,125
248	MDU Resources Group, Inc.	5,534
185	NSTAR	6,168
193	PG&E Corp.	8,026
179	SCANA Corp.	7,208

		33,061

	Multiline Retail — 0.6%
115	Federated Department Stores, Inc.	4,978

	Office Electronics — 1.0%
562	Xerox Corp. (a)	8,749

	Oil, Gas & Consumable Fuels — 4.8%
118	Consol Energy, Inc.	3,744
109	Devon Energy Corp.	6,879
92	Energy Transfer Equity LP	2,683
127	Helix Energy Solutions Group, Inc. (a)	4,242
118	Kinder Morgan, Inc.	12,320
136	Newfield Exploration Co. (a)	5,249
295	Williams Cos., Inc.	7,047

		42,164

	Paper & Forest Products — 0.3%
90	MeadWestvaco Corp.	2,399

	Personal Products — 0.9%
191	Estee Lauder Cos., Inc. (The), Class A	7,687

	Pharmaceuticals — 0.4%
269	Warner Chilcott Ltd. (Bermuda) (a)	3,583

	Real Estate Investment Trusts (s) — 6.6%
81	AMB Property Corp.	4,458
52	AvalonBay Communities, Inc.	6,237
44	Boston Properties, Inc.	4,568
208	Cousins Properties, Inc.	7,112
136	Host Hotels & Resorts, Inc.	3,121
164	iStar Financial, Inc.	6,822
108	Kimco Realty Corp.	4,647
55	Liberty Property Trust	2,615
104	PS Business Parks, Inc., Class A	6,289
164	Rayonier, Inc.	6,201
91	United Dominion Realty Trust, Inc.	2,747
38	Vornado Realty Trust	4,098

		58,915

	Real Estate Management & Development — 1.2%
216	Brookfield Properties Corp.	7,617
54	St. Joe Co. (The)	2,985

		10,602

	Road & Rail — 0.6%
131	Norfolk Southern Corp.	5,771

	Specialty Retail — 5.4%
261	Autonation, Inc. (a)	5,449
102	AutoZone, Inc. (a)	10,568
118	Bed Bath & Beyond, Inc. (a)	4,530
353	Limited Brands, Inc.	9,343
280	Tiffany & Co.	9,279
318	TJX Cos., Inc.	8,902

		48,071

	Textiles, Apparel & Luxury Goods — 2.6%
139	Columbia Sportswear Co. (a)	7,771
215	V.F. Corp.	15,648

		23,419

	Thrifts & Mortgage Finance — 3.0%
143	Golden West Financial Corp.	11,062
456	Hudson City Bancorp, Inc.	6,037
109	MGIC Investment Corp.	6,549
133	Sovereign Bancorp, Inc.	2,857

		26,505

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Trading Companies & Distributors — 0.3%
36	W.W. Grainger, Inc.	2,419

	Wireless Telecommunication Services — 1.0%
93	ALLTEL Corp.	5,178
83	Telephone & Data Systems, Inc.	3,399

		8,577

	Total Common Stocks (Cost $693,177)	875,902

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
12,009	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $12,009)	12,009

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 9.7%
	Certificates of Deposit — 2.5%
5,998	Canadian Imperial Bank, FRN, 5.37%, 02/14/08	5,998
4,000	Mizuho Corporate Bank Ltd., 5.30%, 10/26/06	4,000
8,000	Nordea Bank, FRN, 5.32%, 01/03/07	8,000
4,000	Norinchukin Bank, 5.32%, 10/24/06	4,000

		21,998

	Commercial Paper — 1.3%
3,978	Citigroup Funding, Inc., 5.30%, 10/20/06	3,978
3,982	Concord Minutemen C.C. LLC, 5.29%, 10/20/06	3,982
3,981	Fenway Funding LLC, 5.33%, 10/23/06	3,981

		11,941

	Corporate Notes — 1.9%
2,000	Banque Federative Du Credit, FRN, 5.33%, 07/13/07	2,000
3,000	Beta Finance, Inc., FRN, 5.44%, 03/15/07	3,000
4,000	CDC Financial Products, Inc., FRN, 5.43%, 11/29/06	4,000
2,000	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	2,000
3,000	Morgan Stanley, FRN, 5.56%, 10/29/07	3,000
3,000	Unicredito Italiano Bank plc, FRN, 5.34%, 10/29/07	3,000

		17,000

	Time Deposits — 0.9%
4,750	American Express Bank, 5.29%, 10/16/06	4,750
3,000	Ulster Bank of Ireland, FRN, 5.33%, 01/31/07	3,000

		7,750

	Repurchase Agreements — 3.1%
10,089	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $10,094, collateralized by U.S. Government Agency Mortgages	10,089
8,500	Lehman Brothers, Inc., 5.38%, dated 09/29/06, due 10/02/06, repurchase price $8,504, collateralized by U.S. Government Agency Mortgages	8,500
8,500	UBS Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $8,504, collateralized by U.S. Government Agency Mortgages	8,500

		27,089

	Total Investments of Cash Collateral for Securitie Loaned (Cost $85,778)	85,778

	Total Investments — 109.9% (Cost $790,964)	973,689
	Liabilities in Excess of Other Assets — (9.9)%	(87,394

	NET ASSETS — 100.0%	$886,295

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,342
Aggregate gross unrealized depreciation	(9,617)

Net unrealized appreciation/depreciation	$182,725

Federal income tax cost of investments	$790,964

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 100.2%
	Common Stocks — 98.4%
	Aerospace & Defense — 1.9%
37	Honeywell International, Inc.	1,497
62	United Technologies Corp.	3,953

		5,450

	Beverages — 3.6%
89	Anheuser-Busch Cos., Inc.	4,214
135	Coca-Cola Co. (The)	6,036

		10,250

	Capital Markets — 4.4%
136	Bank of New York Co., Inc. (The)	4,806
81	Morgan Stanley	5,884
65	W.P. Carey & Co. LLC	1,793

		12,483

	Chemicals — 1.7%
40	Air Products & Chemicals, Inc.	2,675
33	PPG Industries, Inc.	2,200

		4,875

	Commercial Banks — 8.3%
60	Compass Bancshares, Inc.	3,402
161	North Fork Bancorp, Inc.	4,611
48	SunTrust Banks, Inc.	3,725
95	TCF Financial Corp.	2,484
79	U.S. Bancorp	2,634
186	Wells Fargo & Co.	6,744

		23,600

	Commercial Services & Supplies — 1.3%
82	Pitney Bowes, Inc.	3,616

	Construction Materials — 1.6%
70	Cemex S.A. de C.V. ADR (Mexico) (a)	2,097
32	Vulcan Materials Co.	2,480

		4,577

	Containers & Packaging — 1.1%
75	Temple-Inland, Inc.	3,006

	Distributors — 0.9%
56	Genuine Parts Co.	2,428

	Diversified Financial Services — 7.0%
253	Bank of America Corp.	13,538
125	Citigroup, Inc.	6,214

		19,752

	Diversified Telecommunication Services — 6.8%
112	AT&T, Inc.	3,643
87	BellSouth Corp.	3,698
122	Consolidated Communications Holdings, Inc.	2,283
124	Verizon Communications, Inc.	4,611
373	Windstream Corp.	4,921

		19,156

	Electric Utilities — 2.5%
58	American Electric Power Co., Inc.	2,113
36	FirstEnergy Corp.	1,994
17	ITC Holdings Corp.	531
105	Northeast Utilities	2,434

		7,072

	Food & Staples Retailing — 0.4%
40	Supervalu, Inc.	1,195

	Food Products — 1.3%
32	General Mills, Inc.	1,817
34	Kellogg Co.	1,698

		3,515

	Gas Utilities — 1.0%
80	AGL Resources, Inc.	2,909

	Hotels, Restaurants & Leisure — 0.9%
39	Harrah’s Entertainment, Inc.	2,564

	Household Products — 1.2%

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

36	Clorox Co.	2,287
16	Kimberly-Clark Corp.	1,052

		3,339

	Independent Power Producers & Energy Traders — 0.8%
34	TXU Corp.	2,151

	Industrial Conglomerates — 3.0%
238	General Electric Co.	8,394

	Insurance — 6.2%
66	Allstate Corp. (The)	4,147
182	Chubb Corp.	9,467
50	IPC Holdings Ltd. (Bermuda)	1,524
112	Old Republic International Corp.	2,476

		17,614

	Marine — 1.1%
136	Seaspan Corp. (China)	3,046

	Media — 3.7%
124	Citadel Broadcasting Corp.	1,165
93	Clear Channel Communications, Inc.	2,671
265	Regal Entertainment Group, Class A	5,256
218	Westwood One, Inc.	1,546

		10,638

	Multi-Utilities — 1.0%
68	PG&E Corp.	2,820

	Oil, Gas & Consumable Fuels — 11.9%
96	Buckeye GP Holdings LP (a)	1,488
97	Chevron Corp.	6,321
59	ConocoPhillips	3,536
101	Energy Transfer Equity LP	2,961
199	Exxon Mobil Corp.	13,326
34	Kinder Morgan, Inc.	3,565
37	Royal Dutch Shell plc ADR (Netherlands)	2,472

		33,669

	Pharmaceuticals — 5.1%
28	Eli Lilly & Co.	1,596
61	Johnson & Johnson	3,942
135	Pfizer, Inc.	3,834
101	Wyeth	5,140

		14,512

	Real Estate Investment Trusts (REITs) — 6.6%
25	Agree Realty Corp.	808
47	Global Signal, Inc.	2,352
78	iStar Financial, Inc.	3,236
33	Public Storage, Inc.	2,846
103	Rayonier, Inc.	3,894
58	Regency Centers Corp.	3,961
75	U-Store-It Trust	1,599

		18,696

	Real Estate Management & Development — 0.3%
41	Realogy Corp. (a)	925

	Semiconductors & Semiconductor Equipment — 0.9%
127	Intel Corp.	2,602

	Specialty Retail — 1.5%
162	Limited Brands, Inc.	4,298

	Textiles, Apparel & Luxury Goods — 2.2%
84	V.F. Corp.	6,128

	Thrifts & Mortgage Finance — 5.2%
128	Freddie Mac	8,484
154	New York Community Bancorp, Inc.	2,528
86	Washington Mutual, Inc.	3,717

		14,729

	Tobacco — 3.0%
57	Altria Group, Inc.	4,386
75	Loews Corp. - Carolina Group	4,177

		8,563

	Total Common Stocks (Cost $174,421)	278,572

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Convertible Bonds — 1.8%
	Media — 1.8%
3,000	Liberty Media Corp., 3.25%, 03/15/31	2,411
40	Tribune Co., 2.00%, 05/15/29	2,600

	Total Convertible Bonds (Cost $6,097)	5,011

	Total Long-Term Investments (Cost $180,518)	283,583

Shares

Short-Term Investment — 0.4%
Investment Company — 0.4%
1,222	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,222)	1,222

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 6.7%
	Certificates of Deposit — 1.2%
1,000	Deutsche Bank, New York, FRN, 5.47%, 01/22/08	1,000
700	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	700
700	Norinchukin Bank, New York, 5.32%, 10/24/06	700
1,000	Societe Generale, New York, FRN, 5.32%, 06/20/07	1,000

		3,400

	Commercial Paper — 0.5%
747	Concord Minutemen C.C. LLC, Series A, 5.29%, 10/20/06	747
497	Fenway Funding LLC, 5.33%, 10/23/06	497

		1,244

	Corporate Notes — 2.3%
1,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	1,000
1,000	Bank of America, FRN, 5.31%, 11/07/06	1,000
100	Beta Finance, Inc., FRN, 5.37%, 01/15/08	100
900	Beta Finance, Inc., FRN, 5.44%, 03/15/07	900
900	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	900
150	Citigroup Global Markets Holdings, Inc., FRN, 5.50%, 12/12/06	150
1,100	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	1,100
235	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	235
1,000	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000
118	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	118

		6,503

	Repurchase Agreements — 2.7%
2,714	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $2,715, collateralized by U.S. Government Agency Mortgages	2,714
2,500	Barclays Capital, 5.40%, dated 9/29/06, due 10/02/06, repurchase price $2,501, collateralized by U.S. Government Agency Mortgages	2,500
2,500	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $2,501, collateralized by U.S. Government Agency Mortgages	2,500

		7,714

	Total Investments of Cash Collateral for Securities Loaned (Cost $18,861)	18,861
	Total Investments — 107.3% (Cost $200,601)	303,666
	Liabilities in Excess of Other Assets — (7.3)%	(20,631)

	NET ASSETS — 100.0%	$283,035

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,578
Aggregate gross unrealized depreciation	(5,513)

Net unrealized appreciation/depreciation	$103,065

Federal income tax cost of investments	$200,601

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.7%
	Common Stocks — 99.7%
	Aerospace & Defense — 2.4%
134	Boeing Co.	10,601
68	General Dynamics Corp.	4,887
21	Goodrich Corp.	851
139	Honeywell International, Inc.	5,666
21	L-3 Communications Holdings, Inc.	1,627
60	Lockheed Martin Corp.	5,174
58	Northrop Grumman Corp.	3,960
76	Raytheon Co.	3,641
29	Rockwell Collins, Inc.	1,588
171	United Technologies Corp.	10,825

		48,820

	Air Freight & Logistics — 0.9%
52	FedEx Corp.	5,625
183	United Parcel Service, Inc., Class B	13,152

		18,777

	Airlines — 0.1%
133	Southwest Airlines Co.	2,213

	Auto Components — 0.1%
30	Goodyear Tire & Rubber Co. (The) (a)	433
33	Johnson Controls, Inc.	2,366

		2,799

	Automobiles — 0.4%
318	Ford Motor Co.	2,572
96	General Motors Corp.	3,179
44	Harley-Davidson, Inc.	2,786

		8,537

	Beverages — 2.2%
130	Anheuser-Busch Cos., Inc.	6,178
13	Brown-Forman Corp., Class B	1,021
345	Coca-Cola Co. (The)	15,394
47	Coca-Cola Enterprises, Inc.	973
36	Constellation Brands, Inc., Class A (a)	1,026
8	Molson Coors Brewing Co., Class B	538
23	Pepsi Bottling Group, Inc.	814
279	PepsiCo, Inc.	18,187

		44,131

	Biotechnology — 1.3%
198	Amgen, Inc. (a)	14,161
58	Biogen Idec, Inc. (a)	2,591
44	Genzyme Corp. (a)	2,976
77	Gilead Sciences, Inc. (a)	5,299
41	MedImmune, Inc. (a)	1,185

		26,212

	Building Products — 0.2%
30	American Standard Cos., Inc.	1,240
67	Masco Corp.	1,845

		3,085

	Capital Markets — 3.7%
41	Ameriprise Financial, Inc.	1,933
129	Bank of New York Co., Inc. (The)	4,550
20	Bear Stearns Cos., Inc. (The)	2,850
175	Charles Schwab Corp. (The)	3,129
72	E*Trade Financial Corp. (a)	1,725
15	Federated Investors, Inc., Class B	515
28	Franklin Resources, Inc.	2,979
73	Goldman Sachs Group, Inc.	12,343
35	Janus Capital Group, Inc.	690
22	Legg Mason, Inc.	2,236
91	Lehman Brothers Holdings, Inc.	6,706
70	Mellon Financial Corp.	2,723
150	Merrill Lynch & Co., Inc.	11,728
181	Morgan Stanley	13,207
32	Northern Trust Corp.	1,850
56	State Street Corp.	3,497
44	T. Rowe Price Group, Inc.	2,119

		74,780

	Chemicals — 1.5%
37	Air Products & Chemicals, Inc.	2,476
11	Ashland, Inc.	688
162	Dow Chemical Co. (The)	6,322
14	Eastman Chemical Co.	750
30	Ecolab, Inc.	1,294
156	E.l du Pont de Nemours & Co.	6,673
19	Hercules, Inc. (a)	302
13	International Flavors & Fragrances, Inc.	527
92	Monsanto Co.	4,309
28	PPG Industries, Inc.	1,874
54	Praxair, Inc.	3,224
24	Rohm & Haas Co.	1,151
11	Sigma-Aldrich Corp.	855

		30,445

	Commercial Banks — 4.3%
58	AmSouth Bancorp	1,683
91	BB&T Corp.	3,978
27	Comerica, Inc.	1,559
31	Commerce Bancorp, Inc.	1,155
22	Compass Bancshares, Inc.	1,241

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

94	Fifth Third Bancorp	3,589
21	First Horizon National Corp.	794
40	Huntington Bancshares, Inc.	961
68	Keycorp	2,552
13	M&T Bank Corp.	1,585
43	Marshall & Ilsley Corp.	2,067
102	National City Corp.	3,740
78	North Fork Bancorp, Inc.	2,247
50	PNC Financial Services Group, Inc.	3,609
77	Regions Financial Corp.	2,830
62	SunTrust Banks, Inc.	4,762
55	Synovus Financial Corp.	1,607
300	U.S. Bancorp	9,979
276	Wachovia Corp.	15,417
569	Wells Fargo & Co.	20,592
18	Zions Bancorp	1,436

		87,383

	Commercial Services & Supplies — 0.5%
43	Allied Waste Industries, Inc. (a)	482
16	Avery Dennison Corp.	964
23	Cintas Corp.	945
21	Equifax, Inc.	789
22	Monster Worldwide, Inc. (a)	783
37	Pitney Bowes, Inc.	1,661
37	R.R. Donnelley & Sons Co.	1,205
29	Robert Half International, Inc.	984
91	Waste Management, Inc.	3,354

		11,167

	Communications Equipment — 2.8%
20	ADC Telecommunications, Inc. (a) (m)	297
77	Avaya, Inc. (a)	883
14	Ciena Corp. (a)	389
1,032	Cisco Systems, Inc. (a)	23,735
34	Comverse Technology, Inc. (a)	730
264	Corning, Inc. (a)	6,434
285	JDS Uniphase Corp. (a)	624
96	Juniper Networks, Inc. (a)	1,652
758	Lucent Technologies, Inc. (a)	1,773
414	Motorola, Inc.	10,356
279	QUALCOMM, Inc.	10,152
76	Tellabs, Inc. (a)	829

		57,854

	Computers & Peripherals — 3.5%
144	Apple Computer, Inc. (a)	11,072
384	Dell, Inc. (a)	8,771
389	EMC Corp. (a)	4,655
463	Hewlett-Packard Co.	16,989
257	International Business Machines Corp.	21,081
17	Lexmark International, Inc., Class A (a)	978
30	NCR Corp. (a)	1,204
63	Network Appliance, Inc. (a)	2,332
27	QLogic Corp. (a)	510
33	SanDisk Corp. (a)	1,769
593	Sun Microsystems, Inc. (a)	2,948

		72,309

	Construction & Engineering — 0.1%
15	Fluor Corp.	1,135

	Construction Materials — 0.1%
16	Vulcan Materials Co.	1,281

	Consumer Finance — 0.9%
205	American Express Co.	11,518
52	Capital One Financial Corp.	4,067
69	SLM Corp.	3,602

		19,187

	Containers & Packaging — 0.2%
18	Ball Corp.	714
18	Bemis Co.	581
23	Pactiv Corp. (a)	665
14	Sealed Air Corp.	745
18	Temple-Inland, Inc.	739

		3,444

	Distributors — 0.1%
29	Genuine Parts Co.	1,252

	Diversified Consumer Services — 0.1%
24	Apollo Group, Inc., Class A (a)	1,162
54	H&R Block, Inc.	1,182

		2,344

	Diversified Financial Services — 5.7%
765	Bank of America Corp.	40,988
6	Chicago Mercantile Exchange Holdings, Inc.	2,846
34	CIT Group, Inc.	1,635
836	Citigroup, Inc.	41,514
587	JPMorgan Chase & Co. (q)	27,555
40	Moody’s Corp.	2,621

		117,159

	Diversified Telecommunication Services — 2.9%
657	AT&T, Inc.	21,379
307	BellSouth Corp.	13,118
20	CenturyTel, Inc.	777
54	Citizens Communications Co.	762
25	Embarq Corp.	1,216
270	Qwest Communications International, Inc. (a)	2,359
490	Verizon Communications, Inc.	18,197
80	Windstream Corp.	1,056

		58,864

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 1.5%
28	Allegheny Energy, Inc. (a)	1,115
67	American Electric Power Co., Inc.	2,420
55	Edison International	2,292
35	Entergy Corp.	2,751
113	Exelon Corp.	6,849
56	FirstEnergy Corp.	3,113
68	FPL Group, Inc.	3,072
17	Pinnacle West Capital Corp.	754
64	PPL Corp.	2,118
43	Progress Energy, Inc.	1,940
125	Southern Co. (The)	4,323

		30,747

	Electrical Equipment — 0.5%
29	American Power Conversion Corp.	628
15	Cooper Industries Ltd., Class A	1,319
69	Emerson Electric Co.	5,780
30	Rockwell Automation, Inc.	1,734

		9,461

	Electronic Equipment & Instruments — 0.3%
69	Agilent Technologies, Inc. (a)	2,259
31	Jabil Circuit, Inc.	889
24	Molex, Inc.	933
90	Sanmina-SCI Corp. (a)	337
155	Solectron Corp. (a)	504
43	Symbol Technologies, Inc.	638
14	Tektronix, Inc.	408

		5,968

	Energy Equipment & Services — 1.8%
56	Baker Hughes, Inc.	3,797
51	BJ Services Co.	1,523
174	Halliburton Co.	4,959
53	Nabors Industries Ltd. (Bermuda) (a)	1,587
30	National Oilwell Varco, Inc. (a)	1,733
23	Noble Corp. (Cayman Islands)	1,491
19	Rowan Cos., Inc.	588
200	Schlumberger Ltd. (Netherlands)	12,411
34	Smith International, Inc.	1,315
53	Transocean, Inc. (Cayman Islands) (a)	3,903
59	Weatherford International Ltd. (Bermuda) (a)	2,441

		35,748

	Food & Staples Retailing — 2.3%
79	Costco Wholesale Corp.	3,933
139	CVS Corp.	4,459
122	Kroger Co. (The)	2,826
75	Safeway, Inc.	2,283
36	SUPERVALU, Inc.	1,058
105	Sysco Corp.	3,496
416	Wal-Mart Stores, Inc.	20,511
170	Walgreen Co.	7,562
24	Whole Foods Market, Inc.	1,416

		47,544

	Food Products — 1.2%
111	Archer Daniels Midland Co.	4,196
39	Campbell Soup Co.	1,422
86	ConAgra Foods, Inc.	2,115
23	Dean Foods Co. (a)	951
60	General Mills, Inc.	3,380
30	Hershey Co. (The)	1,590
56	H.J. Heinz Co.	2,352
42	Kellogg Co.	2,091
22	McCormick & Co., Inc. (Non-Voting Shares)	849
128	Sara Lee Corp.	2,065
43	Tyson Foods, Inc., Class A	676
37	Wm. Wrigley Jr. Co.	1,711

		23,398

	Gas Utilities — 0.0% (g)
7	Nicor, Inc.	320
6	Peoples Energy Corp.	263

		583

	Health Care Equipment & Supplies — 1.5%
9	Bausch & Lomb, Inc.	454
110	Baxter International, Inc.	5,016
41	Becton, Dickinson & Co.	2,926
41	Biomet, Inc.	1,333
199	Boston Scientific Corp. (a)	2,946
17	CR Bard, Inc.	1,310
26	Hospira, Inc. (a)	1,012
194	Medtronic, Inc.	9,026
60	St. Jude Medical, Inc. (a)	2,106
50	Stryker Corp.	2,485
41	Zimmer Holdings, Inc. (a)	2,771

		31,385

	Health Care Providers & Services — 2.7%
93	Aetna, Inc.	3,663
34	AmerisourceBergen Corp.	1,541
69	Cardinal Health, Inc.	4,513
72	Caremark Rx, Inc.	4,092
19	Cigna Corp.	2,176
27	Coventry Health Care, Inc. (a)	1,384
23	Express Scripts, Inc. (a)	1,754
72	HCA, Inc.	3,573
41	Health Management Associates, Inc., Class A	848
28	Humana, Inc. (a)	1,842
21	Laboratory Corp. of America Holdings (a)	1,386

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Manor Care, Inc.	655
51	McKesson Corp.	2,672
50	Medco Health Solutions, Inc. (a)	2,992
23	Patterson Cos., Inc. (a)	789
27	Quest Diagnostics, Inc.	1,676
80	Tenet Healthcare Corp. (a)	648
228	UnitedHealth Group, Inc.	11,201
105	WellPoint, Inc. (a)	8,075

		55,480

	Health Care Technology — 0.0% (g)
34	IMS Health, Inc.	905

	Hotels, Restaurants & Leisure — 1.6%
75	Carnival Corp. (Panama)	3,534
25	Darden Restaurants, Inc.	1,047
31	Harrah’s Entertainment, Inc.	2,083
65	Hilton Hotels Corp.	1,815
57	International Game Technology	2,377
58	Marriott International, Inc., Class A	2,243
207	McDonald’s Corp.	8,112
128	Starbucks Corp. (a)	4,353
37	Starwood Hotels & Resorts Worldwide, Inc.	2,101
20	Wendy’s International, Inc.	1,331
34	Wyndham Worldwide Corp. (a)	947
46	Yum! Brands, Inc.	2,382

		32,325

	Household Durables — 0.6%
13	Black & Decker Corp.	1,001
20	Centex Corp.	1,056
46	D.R. Horton, Inc.	1,101
25	Fortune Brands, Inc.	1,910
11	Harman International Industries, Inc.	925
13	KB Home	579
31	Leggett & Platt, Inc.	765
23	Lennar Corp., Class A	1,059
47	Newell Rubbermaid, Inc.	1,325
36	Pulte Homes, Inc.	1,141
10	Snap-On, Inc.	437
14	Stanley Works (The)	679
13	Whirlpool Corp.	1,106

		13,084

	Household Products — 2.2%
26	Clorox Co.	1,609
87	Colgate-Palmolive Co.	5,421
78	Kimberly-Clark Corp.	5,068
537	Procter & Gamble Co.	33,272

		45,370

	Independent Power Producers & Energy Traders — 0.5%
112	AES Corp. (The) (a)	2,278
30	Constellation Energy Group, Inc.	1,792
64	Dynegy, Inc., Class A (a)	354
78	TXU Corp.	4,876

		9,300

	Industrial Conglomerates — 4.0%
127	3M Co.	9,470
1,745	General Electric Co. (k)	61,604
21	Textron, Inc.	1,876
341	Tyco International Ltd. (Bermuda)	9,535

		82,485

	Insurance — 4.8%
55	ACE Ltd. (Cayman Islands)	3,007
84	Aflac, Inc. (m)	3,843
106	Allstate Corp. (The)	6,678
18	AMBAC Financial Group, Inc.	1,488
439	American International Group, Inc.	29,105
53	AON Corp.	1,803
69	Chubb Corp.	3,610
29	Cincinnati Financial Corp.	1,404
77	Genworth Financial, Inc.	2,690
51	Hartford Financial Services Group, Inc.	4,460
49	Lincoln National Corp.	3,012
77	Loews Corp.	2,925
93	Marsh & McLennan Cos., Inc.	2,617
23	MBIA, Inc.	1,396
128	Metlife, Inc.	7,275
46	Principal Financial Group	2,476
131	Progressive Corp. (The)	3,204
82	Prudential Financial, Inc.	6,258
20	Safeco Corp.	1,161
117	St. Paul Travelers Cos., Inc. (The)	5,478
17	Torchmark Corp.	1,056
58	UnumProvident Corp.	1,122
30	XL Capital Ltd., Class A (Cayman Islands)	2,089

		98,157

	Internet & Catalog Retail — 0.1%
53	Amazon.com, Inc. (a)	1,704

	Internet Software & Services — 1.3%
199	eBay, Inc. (a)	5,630
36	Google, Inc., Class A (a)	14,451
41	VeriSign, Inc. (a)	835
210	Yahoo!, Inc. (a)	5,313

		26,229

	IT Services — 1.0%
20	Affiliated Computer Services, Inc., Class A (a)	1,037
94	Automatic Data Processing, Inc.	4,450
29	Computer Sciences Corp. (a)	1,423

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

24	Convergys Corp. (a)	486
87	Electronic Data Systems Corp.	2,144
129	First Data Corp.	5,431
30	Fiserv, Inc. (a)	1,391
57	Paychex, Inc.	2,106
22	Sabre Holdings Corp., Class A	521
58	Unisys Corp. (a)	328

		19,317

	Leisure Equipment & Products — 0.2%
16	Brunswick Corp.	491
49	Eastman Kodak Co.	1,087
28	Hasbro, Inc.	631
64	Mattel, Inc.	1,261

		3,470

	Life Sciences Tools & Services — 0.3%
31	Applera Corp.- Applied Biosystems Group	1,020
21	Fisher Scientific International, Inc. (a)	1,638
9	Millipore Corp. (a)	550
21	PerkinElmer, Inc.	402
27	Thermo Electron Corp. (a)	1,050
17	Waters Corp. (a)	786

		5,446

	Machinery — 1.5%
111	Caterpillar, Inc.	7,299
9	Cummins, Inc.	1,057
40	Danaher Corp.	2,746
39	Deere & Co.	3,286
34	Dover Corp.	1,631
25	Eaton Corp.	1,744
71	Illinois Tool Works, Inc.	3,185
54	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	2,066
31	ITT Industries, Inc.	1,599
10	Navistar International Corp. (a)	269
42	PACCAR, Inc.	2,405
21	Pall Corp.	649
20	Parker-Hannifin Corp.	1,577

		29,513

	Media — 3.4%
132	CBS Corp., Class B	3,715
84	Clear Channel Communications, Inc.	2,423
354	Comcast Corp., Class A (a)	13,039
11	Dow Jones & Co., Inc.	368
14	E.W. Scripps Co., Class A	678
40	Gannett Co., Inc.	2,273
74	Interpublic Group of Cos., Inc. (a)	737
60	McGraw-Hill Cos., Inc. (The)	3,455
7	Meredith Corp.	327
24	New York Times Co., Class A	561
395	News Corp., Class A	7,762
29	Omnicom Group, Inc.	2,712
687	Time Warner, Inc.	12,533
32	Tribune Co.	1,057
42	Univision Communications, Inc., Class A (a)	1,453
120	Viacom, Inc., Class B (a)	4,462
353	Walt Disney Co.	10,922

		68,477

	Metals & Mining — 0.8%
147	Alcoa, Inc.	4,112
17	Allegheny Technologies, Inc.	1,052
33	Freeport-McMoRan Copper & Gold, Inc., Class B	1,767
76	Newmont Mining Corp.	3,249
52	Nucor Corp.	2,581
34	Phelps Dodge Corp.	2,920
21	United States Steel Corp.	1,203

		16,884

	Multi-Utilities — 1.4%
35	Ameren Corp.	1,833
53	CenterPoint Energy, Inc.	753
37	CMS Energy Corp. (a)	540
42	Consolidated Edison, Inc.	1,924
60	Dominion Resources, Inc.	4,560
30	DTE Energy Co.	1,244
212	Duke Energy Corp	6,396
30	KeySpan Corp.	1,214
46	NiSource, Inc.	1,002
59	PG&E Corp.	2,447
43	Public Service Enterprise Group, Inc.	2,601
44	Sempra Energy	2,216
35	TECO Energy, Inc.	553
69	Xcel Energy, Inc.	1,416

		28,699

	Multiline Retail — 1.2%
18	Big Lots, Inc. (a)	365
10	Dillards, Inc., Class A	335
53	Dollar General Corp.	718
26	Family Dollar Stores, Inc.	751
92	Federated Department Stores, Inc.	3,971
38	J.C. Penney Co., Inc.	2,592
55	Kohl’s Corp. (a)	3,598
39	Nordstrom, Inc.	1,629
14	Sears Holdings Corp. (a)	2,238
145	Target Corp.	8,023

		24,220

	Office Electronics — 0.1%
165	Xerox Corp. (a)	2,573

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 7.6%
78	Anadarko Petroleum Corp.	3,402
56	Apache Corp.	3,521
64	Chesapeake Energy Corp.	1,855
372	Chevron Corp.	24,103
278	ConocoPhillips	16,578
31	Consol Energy, Inc.	981
75	Devon Energy Corp.	4,705
118	El Paso Corp.	1,604
41	EOG Resources, Inc.	2,668
1,005	Exxon Mobil Corp.	67,434
41	Hess Corp.	1,689
18	Kinder Morgan, Inc.	1,895
61	Marathon Oil Corp.	4,662
32	Murphy Oil Corp.	1,498
146	Occidental Petroleum Corp.	7,003
22	Sunoco, Inc.	1,372
104	Valero Energy Corp.	5,337
101	Williams Cos., Inc.	2,403
62	XTO Energy, Inc.	2,604

		155,314

	Paper & Forest Products — 0.3%
77	International Paper Co.	2,664
18	Louisiana-Pacific Corp.	335
31	MeadWestvaco Corp.	810
42	Weyerhaeuser Co.	2,561

		6,370

	Personal Products — 0.2%
13	Alberto-Culver Co.	664
76	Avon Products, Inc.	2,322
22	Estee Lauder Cos., Inc., Class A	881

		3,867

	Pharmaceuticals — 6.8%
258	Abbott Laboratories	12,538
26	Allergan, Inc.	2,876
18	Barr Pharmaceuticals, Inc. (a)	930
332	Bristol-Myers Squibb Co.	8,284
166	Eli Lilly & Co.	9,479
54	Forest Laboratories, Inc. (a)	2,721
494	Johnson & Johnson	32,111
41	King Pharmaceuticals, Inc. (a)	699
368	Merck & Co., Inc.	15,414
36	Mylan Laboratories, Inc.	716
1,233	Pfizer, Inc.	34,958
250	Schering-Plough Corp.	5,531
17	Watson Pharmaceuticals, Inc. (a)	450
227	Wyeth	11,560

		138,267

	Real Estate Investment Trusts (REITs) — 1.1%
16	Apartment Investment & Management Co.	892
36	Archstone-Smith Trust	1,968
19	Boston Properties, Inc.	1,994
59	Equity Office Properties Trust	2,356
49	Equity Residential	2,484
37	Kimco Realty Corp.	1,568
30	Plum Creek Timber Co., Inc.	1,034
41	ProLogis	2,363
20	Public Storage, Inc.	1,758
37	Simon Property Group, Inc.	3,382
21	Vornado Realty Trust	2,241

		22,040

	Real Estate Management & Development — 0.0% (g)
36	Realogy Corp. (a)	820

	Road & Rail — 0.7%
61	Burlington Northern Santa Fe Corp.	4,495
75	CSX Corp.	2,460
70	Norfolk Southern Corp.	3,081
10	Ryder System, Inc.	537
45	Union Pacific Corp.	4,000

		14,573

	Semiconductors & Semiconductor Equipment — 2.7%
82	Advanced Micro Devices, Inc. (a)	2,039
61	Altera Corp. (a)	1,116
60	Analog Devices, Inc.	1,755
235	Applied Materials, Inc.	4,162
79	Broadcom Corp., Class A (a)	2,404
69	Freescale Semiconductor, Inc., Class B (a)	2,605
975	Intel Corp.	20,058
34	KLA-Tencor Corp.	1,493
51	Linear Technology Corp.	1,587
68	LSI Logic Corp. (a)	555
54	Maxim Integrated Products, Inc.	1,521
123	Micron Technology, Inc. (a)	2,147
50	National Semiconductor Corp.	1,184
21	Novellus Systems, Inc. (a)	577
60	NVIDIA Corp. (a)	1,762
35	PMC-Sierra, Inc. (a)	210
33	Teradyne, Inc. (a)	439
259	Texas Instruments, Inc.	8,617
58	Xilinx, Inc.	1,263

		55,494

	Software — 3.4%
98	Adobe Systems, Inc. (a)	3,669
39	Autodesk, Inc. (a)	1,359
35	BMC Software, Inc. (a)	944

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

69	CA, Inc	1,644
31	Citrix Systems, Inc. (a)	1,123
63	Compuware Corp. (a)	491
52	Electronic Arts, Inc. (a)	2,886
58	Intuit, Inc. (a)	1,852
1,460	Microsoft Corp.	39,906
57	Novell, Inc. (a)	351
682	Oracle Corp. (a)	12,095
19	Parametric Technology Corp. (a)	328
167	Symantec Corp. (a)	3,559

		70,207

	Specialty Retail — 2.0%
26	Autonation, Inc. (a)	542
9	AutoZone, Inc. (a)	921
48	Bed Bath & Beyond, Inc. (a)	1,825
69	Best Buy Co., Inc.	3,679
24	Circuit City Stores, Inc.	600
91	Gap, Inc. (The)	1,726
349	Home Depot, Inc.	12,654
57	Limited Brands, Inc.	1,522
258	Lowe’s Cos., Inc.	7,250
48	Office Depot, Inc. (a)	1,903
12	OfficeMax, Inc.	509
23	RadioShack Corp.	442
19	Sherwin-Williams Co. (The)	1,059
123	Staples, Inc.	2,988
23	Tiffany & Co.	778
76	TJX Cos., Inc.	2,132

		40,530

	Textiles, Apparel & Luxury Goods — 0.4%
62	Coach, Inc. (a)	2,130
19	Jones Apparel Group, Inc.	616
18	Liz Claiborne, Inc.	692
32	Nike, Inc., Class B	2,834
15	V.F. Corp.	1,088

		7,360

	Thrifts & Mortgage Finance — 1.6%
103	Countrywide Financial Corp.	3,622
164	Fannie Mae	9,143
117	Freddie Mac	7,743
45	Golden West Financial Corp.	3,468
14	MGIC Investment Corp.	861
61	Sovereign Bancorp, Inc.	1,305
163	Washington Mutual, Inc.	7,078

		33,220

	Tobacco — 1.5%
354	Altria Group, Inc.	27,088
29	Reynolds American, Inc.	1,792
27	UST, Inc.	1,492

		30,372

	Trading Companies & Distributors — 0.0% (g)
13	W.W. Grainger, Inc.	856

	Wireless Telecommunication Services — 0.6%
66	Alltel Corp.	3,642
505	Sprint Nextel Corp.	8,661

		12,303

	Total Common Stocks (Cost $1,050,608)	2,033,243

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
9,230	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $9,230)	9,230

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 4.9%
	Certificates of Deposit — 0.4%
3,000	Norinchukin Bank New York, 5.32%, 10/24/06	3,000
4,999	SunTrustBank, Atlanta, FRN, 5.31%, 06/28/07	4,999

		7,999

	Commercial Paper — 0.1%
2,985	Fenway Funding LLC, 5.33%, 10/23/06	2,985

	Corporate Notes — 2.5%
6,100	American Express Credit Corp., 5.34%, 01/15/08	6,100
3,750	CDC Financial Products, Inc., FRN, 5.43%, 11/29/06	3,750
2,824	Citigroup Global Markets Holdings, Inc. FRN, 5.50%, 12/12/06	2,824
10,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	10,000
	Goldman Sachs Group, Inc., FRN,
5,000	5.49%, 10/01/07	5,000
5,000	5.54%, 12/28/07	5,000
4,224	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	4,224
1,000	Links Finance LLC, FRN, 5.42%, 10/06/06	1,000
2,112	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	2,112
2,000	Morgan Stanley, FRN, 5.56%, 10/29/07	2,000
5,001	Pricoa Global Funding I, FRN, 5.36%, 10/05/06	5,001
3,000	Sigma Finance, Inc., FRN, 5.37%, 01/17/08	3,000

		50,011

	Repurchase Agreements — 1.9%
12,207	Banc of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $12,212, collateralized by U.S. Government Agency Mortgages	12,207
10,000	Bear Stearns, 5.38%, dated 09/29/06, due 10/02/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,000	Lehman Brothers, Inc. 5.38%, dated 09/29/06, due 10/02/06, repurchase price $8,004, collateralized by U.S. Government Agency Mortgages	8,000
8,000	UBS Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $8,004, collateralized by U.S. Government Agency Mortgages	8,000

		28,207

	Total Investments of Cash Collateral for Securities Loaned (Cost $99,202)	99,202

	Total Investments — 105.0% (Cost $1,159,040)	2,141,675
	Liabilities in Excess of Other Assets — (5.0)%	(102,222)

	NET ASSETS — 100.0%	$2,039,453

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 09/30/06 (USD)

25	S&P 500 Index	December, 2006	$8,409

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for future contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
USD	United States Dollars

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,043,218
Aggregate gross unrealized depreciation	(60,583)

Net unrealized appreciation/depreciation	$982,635

Federal income tax cost of investments	$1,159,040

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments - 98.9% (l)
	Common Stocks — 97.6%
	Argentina — 0.2%
112	BBVA Banco Frances S.A.	279
7	BBVA Banco Frances S.A. ADR	52
34	Grupo Financiero Galicia S.A. ADR (a)	222
482	Petrobras Energia Participaciones S.A., Class B (a)	486
16	Siderar SAIC, Class A	102
44	Telecom Argentina S.A. ADR (a)	605
125	Transportadora de Gas del Sur S.A., Class B (a)	137
8	YPF S.A., Class D	354

		2,237

	Australia — 3.4%
22	ABC Learning Centres Ltd.	104
18	Alinta Ltd. (a)	150
83	Alumina Ltd.	383
68	Amcor Ltd.	376
135	AMP Ltd.	902
13	Ansell Ltd.	100
18	APN News & Media Ltd.	68
25	Aristocrat Leisure Ltd.	265
136	Australia & New Zealand Banking Group Ltd.	2,722
35	Australian Gas Light Co., Ltd.	565
13	Australian Stock Exchange Ltd.	325
19	Australian Wealth Management Ltd.	35
61	AXA Asia Pacific Holdings Ltd.	293
11	Babcock & Brown Ltd.	170
262	BHP Billiton Ltd.	4,963
12	Billabong International Ltd.	128
50	BlueScope Steel Ltd.	242
44	Boral Ltd.	238
71	Brambles Industries Ltd.	670
10	Caltex Australia Ltd.	186
57	Centro Properties Group	342
10	Centro Retail Group	14
85	CFS Gandel Retail Trust, Unit	128
31	Challenger Financial Services Group Ltd.	80
41	Coca-Cola Amatil Ltd.	204
4	Cochlear Ltd.	152
86	Coles Myer Ltd.	926
96	Commonwealth Bank of Australia	3,286
83	Commonwealth Property Office Fund, Unit	87
30	Computershare Ltd.	172
13	CSL Ltd.	533
69	CSR Ltd.	154
177	DB RREEF Trust, Unit	211
34	DCA Group Ltd.	87
22	Downer EDI Ltd.	98
149	Foster’s Group Ltd.	713
31	Futuris Corp., Ltd.	46
76	Goodman Fielder Ltd.	122
156	GPT Group	547
32	Harvey Norman Holdings Ltd.	85
16	Iluka Resources Ltd.	86
40	ING Industrial Fund, Unit	71
115	Insurance Australia Group Ltd.	454
142	Investa Property Group	260
65	John Fairfax Holdings Ltd.	205
10	Leighton Holdings Ltd.	149
27	Lend Lease Corp., Ltd.	322
36	Lion Nathan Ltd.	213
40	Macquarie Airports	92
18	Macquarie Bank Ltd.	943
20	Macquarie Communications Infrastructure Group	92
87	Macquarie Goodman Group	422
177	Macquarie Infrastructure Group	423
179	Macquarie Office Trust, Unit	199
48	Mayne Pharma Ltd.	154
60	Mirvac Group	212
52	Multiplex Group	137
120	National Australia Bank Ltd.	3,287
24	Newcrest Mining Ltd.	402
48	OneSteel Ltd.	152
22	Orica Ltd.	374
70	Origin Energy Ltd.	345
42	Pacific Brands Ltd.	79
30	Paladin Resources Ltd. (a)	107
36	PaperlinX Ltd.	104
3	Perpetual Trustees Australia Ltd.	169
9	Publishing & Broadcasting Ltd.	129
69	Qantas Airways Ltd.	202
58	QBE Insurance Group Ltd.	1,051
66	Rinker Group Ltd.	679

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

21	Rio Tinto Ltd.	1,081
45	Santos Ltd.	372
18	Sonic Healthcare Ltd.	181
107	Stockland	590
44	Suncorp-Metway Ltd.	718
59	Sydney Roads Group (a)	49
45	Symbion Health Ltd.	116
40	TABCORP Holdings Ltd.	466
151	Telstra Corp., Ltd.	417
45	Toll Holdings Ltd.	511
49	Transurban Group	269
30	Wesfarmers Ltd.	772
113	Westfield Group	1,581
137	Westpac Banking Corp.	2,309
34	Woodside Petroleum Ltd.	983
89	Woolworths Ltd.	1,342
10	WorleyParsons Ltd.	125
35	Zinifex Ltd.	309

		44,577

	Austria — 1.5%
2	Andritz AG	328
2	Bank Austria Creditanstalt AG	286
6	BetandWin.com Interactive Entertainment AG (a)	162
14	Boehler-Uddeholm AG	780
3	BWT AG	103
3	Christ Water Technology AG (a)	44
60	Erste Bank der Oesterreichischen Sparkassen AG	3,738
4	Flughafen Wien AG	310
67	IMMOFINANZ Immobilien Anlagen AG (a)	814
30	Immoeast Immobilien Anlagen A.G. (a)	370
4	Mayr-Melnhof Karton AG	705
26	Meinl European Land Ltd. (a)	567
51	OMV AG	2,652
12	Raiffeisen International Bank Holding AG	1,264
9	RHI AG (a)	359
119	Telekom Austria AG	3,008
33	Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,616
11	Voestalpine AG	447
10	Wiener Staedtische Allgemeine Versicherung AG	629
22	Wienerberger AG	1,030

		19,212

	Belgium — 1.9%
17	AGFA-Gevaert N.V.	391
4	Bekaert S.A.	406
22	Belgacom S.A.	863
6	Colruyt S.A.	1,056
1	Compagnie Maritime Belge S.A.	24
2	Cumerio	48
- (h)	D’ieteren S.A.	133
14	Delhaize Group	1,217
94	Dexia	2,430
2	Euronav N.V.	51
192	Fortis	7,800
13	Groupe Bruxelles Lambert S.A.	1,343
33	InBev N.V.	1,801
30	KBC Groupe S.A.	3,120
7	Mobistar S.A.	560
1	Omega Pharma S.A.	62
13	Solvay S.A., Class A	1,717
16	UCB S.A.	1,014
3	Umicore	459

		24,495

	Bermuda — 0.0% (g)
9	Frontline Ltd.	360
4	Ship Finance International Ltd.	90

		450

	Brazil — 0.1%
12,479	Centrais Eletricas Brasileiras S.A.	277
12	Cia Vale do Rio Doce	258
40	Petroleo Brasileiro S.A.	832

		1,367

	Chile — 0.6%
2,501	Banco Santander Chile S.A.	110
33	Cia Cervecerias Unidas S.A. ADR	877
190	Cia de Telecomunicaciones de Chile S.A. ADR	1,344
1,072	Distribucion y Servicio D&S, S.A.	311
24	Embotelladora Andina S.A. ADR	335
446	Empresa Nacional de Electricidad S.A.	451
4	Empresas CMPC S.A.	121
28	Empresas COPEC S.A.	283
233	Enersis S.A. ADR	3,081
979	Masisa S.A.	167
30	Masisa S.A. ADR	249
75	SACI Falabella	230

		7,559

	China — 0.4%
61	BYD Co., Ltd., Class H (a)	174
1,030	China Construction Bank, Class H (e)	445

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

234	China Life Insurance Co., Ltd.	457
375	Datang International Power Generation Co., Ltd., Class H	281
119	Foxconn International Holdings Ltd. (a)	366
314	Huaneng Power International, Inc., Class H	227
1,067	PetroChina Co., Ltd., Class H	1,148
171	Semiconductor Manufacturing International Corp. (Cayman Islands) (a)	22
1,903	Sinopec Yizheng Chemical Fibre Co., Ltd., Class H (a)	400
1,583	Yanzhou Coal Mining Co., Ltd., Class H	1,082
995	Zhejiang Expressway Co., Ltd.	659

		5,261

	Denmark — 1.2%
- (h)	AP Moller - Maersk A/S	1,738
3	Bang & Olufsen A/S	320
4	Carlsberg A/S, Class B	296
6	Coloplast A/S, Class B	445
9	Danisco A/S	713
77	Danske Bank A/S	3,008
4	DSV A/S	716
3	East Asiatic Co., Ltd.	146
6	FLSmidth & Co. A/S	290
42	GN Store Nord	642
10	H Lundbeck A/S	223
9	Jyske Bank (a)	527
3	NKT Holding A/S	221
46	Novo-Nordisk A/S, Class B	3,422
9	Novozymes A/S, Class B	724
10	Sydbank A/S	350
3	Topdanmark A (a)	354
5	TrygVesta AS	325
32	Vestas Wind Systems A/S (a)	861
5	William Demant Holding (a)	357

		15,678

	Finland — 0.8%
14	Elisa OYJ, Class A	300
34	Fortum OYJ	895
9	Metso OYJ	342
5	Neste Oil OYJ	145
252	Nokia OYJ	4,969
49	Nokia OYJ, ADR	959
6	Nokian Renkaat OYJ	103
18	Outokumpu OYJ	452
9	Rautaruukki OYJ	251
28	Sampo OYJ, Class A	592
30	Stora Enso OYJ, Class R	451
7	Tietoenator OYJ	212
40	UPM-Kymmene OYJ	940

		10,611

	France — 9.7%
18	Accor S.A.	1,232
14	Air France-KLM	409
17	Air Liquide	3,549
153	Alcatel S.A. (a)	1,871
14	Alstom RGPT (a)	1,264
6	Atos Origin S.A.(a)	305
193	AXA S.A.	7,119
94	BNP Paribas	10,103
23	Bouygues S.A.	1,214
10	Business Objects S.A. (a)	324
17	Capgemini S.A.	900
64	Carrefour S.A.	4,035
6	Casino Guichard Perrachon S.A.	516
37	Cie de Saint-Gobain	2,661
12	Cie Generale d’Optique Essilor International S.A.	1,206
3	CNP Assurances	245
19	Compagnie Generale des Etablissements Michelin, Class B	1,375
63	Credit Agricole S.A.	2,759
8	Dassault Systemes S.A.	427
200	France Telecom S.A.	4,606
20	Gaz de France	783
28	Groupe Danone	3,911
4	Hermes International	343
8	Imerys S.A.	678
3	Klepierre	445
33	L’Oreal S.A.	3,323
20	Lafarge S.A.	2,607
12	Lagardere S.C.A.	859
29	LVMH Moet Hennessy Louis Vuitton S.A.	3,000
11	M6-Metropole Television	335
3	Neopost S.A.	316
10	PagesJaunes Groupe S.A.	293
9	Pernod-Ricard S.A.	1,904
23	Peugeot S.A.	1,272
8	PPR S.A.	1,142
13	Publicis Groupe	515
19	Renault S.A.	2,138
21	Safran S.A.	421
119	Sanofi-Aventis	10,592
25	Schneider Electric S.A.	2,780

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

66	SCOR	161
6	Societe BIC S.A.	402
2	Societe Des Autoroutes Paris-Rhin-Rhone	121
40	Societe Generale	6,388
13	Societe Television Francaise 1	400
16	Sodexho Alliance S.A.	899
118	Suez S.A.	5,179
246	Suez S.A. VVPR (a)	3
14	Technip S.A.	811
12	Thales S.A.	527
27	Thomson	430
255	Total S.A.	16,703
778	Total S.A. VVPR (a)	10
6	Unibail	1,336
7	Valeo S.A.	250
4	Vallourec	875
39	Veolia Environnement	2,348
24	Vinci S.A.	2,714
133	Vivendi Universal S.A.	4,795
5	Zodiac S.A.	320

		128,449

	Germany — 12.6%
39	Adidas AG	1,810
88	Allianz AG	15,196
14	Altana AG	795
- (h)	AMB Generali Holding AG	14
1	AXA Konzern AG	209
115	BASF AG	9,231
147	Bayer AG	7,466
13	Beiersdorf AG	682
6	Bilfinger Berger AG	347
15	Celesio AG	791
136	Commerzbank AG	4,585
29	Continental AG	3,315
190	DaimlerChrysler AG	9,500
106	Deutsche Bank AG	12,746
22	Deutsche Boerse AG	3,311
45	Deutsche Lufthansa AG	945
151	Deutsche Post AG	3,958
13	Deutsche Postbank AG	1,005
582	Deutsche Telekom AG	9,228
5	Douglas Holding AG	227
132	E.ON AG	15,681
7	Epcos AG (a)	113
14	Fresenius Medical Care AG & Co.	1,824
13	Heidelberger Druckmaschinen	555
10	Hochtief AG	636
31	Hypo Real Estate Holding AG	1,930
164	Infineon Technologies AG (a)	1,941
19	IVG Immobilien AG	706
12	KarstadtQuelle AG (a)	285
- (h)	Lanxess AG (a)	11
15	Linde AG	1,390
29	MAN AG	2,460
13	Merck KGaA	1,376
28	Metro AG	1,639
11	MLP AG	257
43	Muenchener Rueckversicherungs-Gesellschaft AG	6,818
7	Premiere AG (a)	94
3	Puma AG Rudolf Dassler Sport	1,036
6	Rheinmetall AG.	419
86	RWE AG	7,928
6	Salzgitter AG	586
48	SAP AG	9,522
5	SGL Carbon AG (a)	94
179	Siemens AG	15,573
7	Solarworld AG	372
18	Suedzucker AG	441
81	ThyssenKrupp AG	2,726
46	TUI AG	941
41	Volkswagen AG	3,494
2	Wincor Nixdorf AG	334

		166,543

	Gibraltar — 0.0% (g)
32	PartyGaming plc	65

	Greece — 1.1%
78	Alpha Bank AE	2,076
29	Coca Cola Hellenic Bottling Co. S.A.	991
26	Cosmote Mobile Telecommunications S.A.	612
51	EFG Eurobank Ergasias S.A.	1,549
1	Emporiki Bank of Greece S.A. (a)	18
7	Folli - Follie S.A.	210
24	Hellenic Petroleum S.A.	286
23	Hellenic Technodomiki Tev S.A.	223
56	Hellenic Telecommunications Organization S.A. (a)	1,367
22	Intracom S.A. (a)	142
7	Lambrakis Press S.A. (a)	24
73	National Bank of Greece S.A.	3,158

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

42	OPAP S.A.	1,397
51	Piraeus Bank S.A.	1,313
18	Public Power Corp.	19
30	Public Power Corp. GDR (a) (e)	719
17	Titan Cement Co. S.A.	783

		14,887

	Hong Kong — 1.0%
8	ASM Pacific Technology	39
88	Bank of East Asia Ltd.	401
217	BOC Hong Kong Holdings Ltd.	486
54	Cathay Pacific Airways Ltd.	111
17	Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	52
92	Cheung Kong Ltd.	988
252	China Mobile Ltd.	1,778
- (h)	China Mobile Ltd. ADR	17
8	Citic Pacific Ltd.	24
113	CLP Holdings Ltd.	686
12	Denway Motors Ltd.	5
55	Esprit Holdings Ltd.	502
90	Giordano International Ltd.	44
100	Hang Lung Properties Ltd.	213
48	Hang Seng Bank Ltd.	609
53	Henderson Land Development Co., Ltd.	298
214	Hong Kong & China Gas	501
60	Hong Kong Exchanges and Clearing Ltd.	436
72	HongKong Electric Holdings	337
35	Hopewell Holdings	99
83	Hutchison Telecommunications International Ltd. (a)	147
129	Hutchison Whampoa Ltd.	1,140
33	Hysan Development Co., Ltd.	85
99	Johnson Electric Holdings Ltd. (Bermuda)	86
34	Kerry Properties Ltd.	123
34	Kingboard Chemicals Holdings Ltd.	120
64	Lenovo Group Ltd.	25
112	Li & Fung Ltd.	279
35	Melco International Development.	75
74	MTR Corp.	184
145	New World Development Co., Ltd.	248
89	Noble Group Ltd.	58
16	Orient Overseas International Ltd.	64
212	PCCW Ltd.	130
68	Shangri-La Asia Ltd. (Bermuda)	151
50	Shun TAK Holdings Ltd.	59
84	Sino Land Co.	149
86	Solomon Systech International Ltd. (Cayman Islands)	15
85	Sun Hung Kai Properties Ltd.	922
58	Swire Pacific Ltd., Class A	605
298	Tan Chong International Ltd.	71
49	Techtronic Industries Co.	73
18	Television Broadcasts Ltd.	95
52	Texwinca Holdings Ltd.	34
74	Wharf Holdings Ltd.	255
9	Wing Hang Bank Ltd	83
30	Yue Yuen Industrial Holdings	93

		12,995

	Hungary — 0.6%
15	BorsodChem Rt.	210
8	Gedeon Richter Rt.	1,582
172	Magyar Telekom Rt. (a)	694
26	Mol Magyar Olaj- es Gazipari Rt.	2,363
111	OTP Bank Rt.	3,490

		8,339

	India — 0.7%
21	Bajaj Auto Ltd. GDR	1,343
18	Grasim Industries Ltd. GDR (e)	990
406	Gujarat Ambuja Cements Ltd. GDR	1,035
90	Hindalco Industries Ltd. GDR (e)	336
11	ICICI Bank Ltd. ADR	330
14	Infosys Technologies Ltd.	564
222	ITC Ltd. GDR.	888
26	Larsen & Toubro Ltd. GDR	1,484
23	Mahanagar Telephone Nigam ADR	150
47	Ranbaxy Laboratories Ltd. GDR	449
8	Reliance Industries Ltd. GDR (e)	381
13	Satyam Computer Services Ltd.	223
14	Uniphos Enterprises Ltd., GDR (a)	7
96	United Phosphorus Ltd. ADR	511

		8,691

	Ireland — 1.1%
140	Allied Irish Banks plc	3,752
116	Bank of Ireland	2,266
4	Blackrock International Land plc (a)	2
42	C&C Group plc	567
69	CRH plc	2,329
19	DCC plc	481
81	Depfa Bank plc	1,488
25	Elan Corp. plc (a)	391
23	Elan Corp. plc ADR (a)	355

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Fyffes plc	7
47	Grafton Group plc (a)	618
119	Independent News & Media plc	360
28	Irish Life & Permanent plc	710
18	Kerry Group plc, Class A	419
- (h)	Kingspan Group plc	7
35	Ryanair Holdings plc (a)	376
385	Waterford Wedgwood plc, (a)	18

		14,146

	Israel — 0.5%
228	Bank Hapoalim BM	1,073
123	Bank Leumi Le-Israel BM	483
20	Clal Industries and Investments	102
14	ECI Telecom Ltd. (a)	119
- (h)	Ectel Ltd. (a)	1
- (h)	Elco Holdings Ltd.	- (h)
- (h)	Industrial Buildings Corp.	- (h)
302	Israel Chemicals Ltd.	1,474
- (h)	Israel Corp Ltd. (The)	19
7	Koor Industries Ltd. ADR (a)	70
151	Makhteshim-Agan Industries Ltd.	745
85	Migdal Insurance Holdings Ltd.	104
- (h)	Osem Investment Ltd.	- (h)
16	Teva Pharmaceutical Industries Ltd.	544
67	Teva Pharmaceutical Industries Ltd. ADR	2,284

		7,018

	Italy — 8.2%
114	Alleanza Assicurazioni S.p.A.	1,332
47	Arnoldo Mondadori Editore S.p.A.	431
236	Assicurazioni Generali S.p.A.	8,829
27	Autogrill S.p.A.	430
65	Autostrade S.p.A.	1,923
51	Banca Fideuram S.p.A.	327
955	Banca Intesa S.p.A.	6,277
264	Banca Monte dei Paschi di Siena S.p.A.	1,600
87	Banca Popolare di Milano Scrl	1,150
76	Banche Popolari Unite Scpa	2,058
89	Banco Popolare di Verona e Novara Scrl	2,462
26	Benetton Group S.p.A.	439
46	Bulgari S.p.A.	582
423	Capitalia S.p.A.	3,499
77	Edison S.p.A.	165
1,056	Enel S.p.A.	9,643
643	ENI S.p.A.	19,108
135	Fiat S.p.A. (a)	2,150
69	Finmeccanica S.p.A	1,546
17	Fondiaria-Sai S.p.A.	723
59	Gruppo Editoriale L’Espresso S.p.A.	300
33	Italcementi S.p.A.	830
9	Lottomatica S.p.A.	350
33	Luxottica Group S.p.A.	977
9	Marzotto S.p.A.	42
185	Mediaset S.p.A.	1,988
125	Mediobanca S.p.A.	2,732
70	Mediolanum S.p.A.	518
664	Pirelli & C S.p.A.	570
276	Sanpaolo IMI S.p.A.	5,843
357	Seat Pagine Gialle S.p.A.	179
70	Sirti S.p.A. (a)	216
214	Snam Rete Gas S.p.A.	1,041
193	SNIA S.p.A. (a)	22
39	Sorin S.p.A. (a)	69
596	Telecom Italia Media S.p.A.	275
2,589	Telecom Italia S.p.A.	7,341
1,476	Telecom Italia S.p.A. RNC	3,553
254	Terna S.p.A.	740
59	Tiscali S.p.A. (a)	167
576	UniCredito Italiano S.p.A. (a)	4,767
1,343	UniCredito Italiano S.p.A.	11,149
9	Valentino Fashion Group	316

		108,659

	Japan — 20.9%
35	77 Bank Ltd. (The)	241
7	Acom Co., Ltd.	296
1	Aderans Co., Ltd.	31
16	Advantest Corp.	802
59	Aeon Co., Ltd.	1,439
8	Aeon Credit Service Co., Ltd.	183
8	Aiful Corp.	321
18	Aisin Seiki Co., Ltd.	538
59	Ajinomoto Co., Inc.	631
2	Alfresa Holdings Corp.	108
68	All Nippon Airways Co., Ltd.	275
22	Alps Electric Co., Ltd.	229
38	Amada Co., Ltd.	383
3	Amano Corp.	38
9	Anritsu Corp.	48
4	Aoyama Trading Co., Ltd.	123

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

5	Arrk Corp.	66
38	Asahi Breweries Ltd.	560
96	Asahi Glass Co., Ltd.	1,189
125	Asahi Kasei Corp.	804
4	Asatsu-DK, Inc.	128
14	Asics Corp.	183
54	Astellas Pharma, Inc.	2,170
2	Autobacs Seven Co., Ltd.	88
65	Bank of Fukuoka Ltd. (The)	476
28	Bank of Kyoto Ltd. (The)	283
121	Bank of Yokohama Ltd. (The)	954
5	Benesse Corp.	195
61	Bridgestone Corp.	1,233
6	Canon Marketing Japan, Inc.	153
107	Canon, Inc.	5,612
24	Casio Computer Co., Ltd.	478
11	Central Glass Co., Ltd.	61
- (h)	Central Japan Railway Co.	1,620
85	Chiba Bank Ltd. (The)	758
15	Chiyoda Corp.	294
62	Chubu Electric Power Co., Inc.	1,621
28	Chugai Pharmaceutical Co., Ltd.	597
2	Circle K Sunkus Co., Ltd.	45
42	Citizen Watch Co., Ltd.	347
6	Coca-Cola West Holdings Co., Ltd.	114
8	COMSYS Holdings Corp.	89
16	Credit Saison Co., Ltd.	685
7	CSK Holdings Corp.	272
65	Dai Nippon Printing Co., Ltd.	1,008
31	Daicel Chemical Industries Ltd.	218
32	Daido Steel Co., Ltd.	234
9	Daifuku Co., Ltd.	113
76	Daiichi Sankyo Co., Ltd.	2,158
25	Daikin Industries Ltd.	749
20	Daimaru, Inc.	249
68	Dainippon Ink and Chemicals, Inc.	247
17	Dainippon Screen Manufacturing Co., Ltd.	155
8	Daito Trust Construction Co., Ltd.	415
50	Daiwa House Industry Co., Ltd.	870
124	Daiwa Securities Group, Inc.	1,456
37	Denki Kagaku Kogyo K K	145
52	Denso Corp.	1,848
- (h)	Dentsu, Inc.	452
24	Dowa Mining Co., Ltd.	204
- (h)	E*Trade Securities Co., Ltd.	188
- (h)	eAccess Ltd.	57
- (h)	East Japan Railway Co.	2,448
37	Ebara Corp.	135
7	EDION Corp.	127
25	Eisai Co., Ltd.	1,225
16	Electric Power Development Co.	575
7	Elpida Memory, Inc. (a)	309
4	FamilyMart Co., Ltd.	122
19	Fanuc Ltd.	1,448
5	Fast Retailing Co., Ltd.	454
56	Fuji Electric Holdings Co., Ltd.	289
50	Fuji Photo Film Co., Ltd.	1,823
5	Fuji Soft, Inc.	118
- (h)	Fuji Television Network, Inc.	190
36	Fujikura Ltd.	391
184	Fujitsu Ltd.	1,520
63	Furukawa Electric Co., Ltd.	419
7	Glory Ltd.	141
- (h)	Goodwill Group, Inc. (The)	71
44	Gunma Bank Ltd. (The)	323
31	Gunze Ltd.	178
2	Hakuhodo DY Holdings, Inc.	131
24	Hankyu Department Stores	207
25	Hankyu Hanshin Holdings, Inc.	158
74	Haseko Corp. (a)	253
3	Hikari Tsushin, Inc.	131
27	Hino Motors Ltd.	146
3	Hirose Electric Co., Ltd.	420
7	Hitachi Cable Ltd.	32
2	Hitachi Capital Corp.	31
10	Hitachi Chemical Co., Ltd.	240
13	Hitachi Construction Machinery Co., Ltd.	289
5	Hitachi High-Technologies Corp.	147
336	Hitachi Ltd.	1,959
8	Hokkaido Electric Power Co., Inc.	182
117	Hokuhoku Financial Group, Inc.	442
158	Honda Motor Co., Ltd.	5,320
7	House Foods Corp.	108
42	Hoya Corp.	1,592
13	Ibiden Co., Ltd.	708
- (h)	Index Corp.	59
- (h)	Inpex Holdings, Inc. (a)	660
18	Isetan Co., Ltd.	306

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

60	Ishihara Sangyo Kaisha Ltd. (a)	91
148	Ishikawajima-Harima Heavy Industries Co., Ltd.	453
7	Ito En Ltd.	245
149	Itochu Corp.	1,157
2	Itochu Techno-Science Corp.	125
3	Jafco Co., Ltd.	137
86	Japan Airlines Corp. (a)	168
- (h)	Japan Prime Realty Investment Corp.	99
- (h)	Japan Real Estate Investment Corp.	42
- (h)	Japan Retail Fund Investment Corp.	37
32	Japan Steel Works Ltd. (The)	219
- (h)	Japan Tobacco, Inc.	1,713
59	JFE Holdings, Inc.	2,296
20	JGC Corp.	332
60	Joyo Bank Ltd. (The)	356
23	JS Group Corp.	478
18	JSR Corp.	389
23	JTEKT Corp.	444
87	Kajima Corp.	397
31	Kamigumi Co., Ltd.	246
27	Kaneka Corp.	254
77	Kansai Electric Power Co., Inc. (The)	1,768
26	Kansai Paint Co., Ltd.	197
50	Kao Corp.	1,338
17	Katokichi Co., Ltd.	135
126	Kawasaki Heavy Industries Ltd.	418
65	Kawasaki Kisen Kaisha Ltd.	411
- (h)	KDDI Corp.	1,492
46	Keihin Electric Express Railway Co., Ltd.	338
56	Keio Corp.	374
34	Keisei Electric Railway Co., Ltd.	208
4	Keyence Corp.	806
13	Kikkoman Corp.	150
11	Kinden Corp.	92
162	Kintetsu Corp.	506
78	Kirin Brewery Co., Ltd.	1,039
282	Kobe Steel Ltd.	885
12	Kokuyo Co., Ltd.	184
95	Komatsu Ltd.	1,643
10	Komori Corp.	194
11	Konami Corp.	292
52	Konica Minolta Holdings, Inc. (a)	704
2	Kose Corp.	55
106	Kubota Corp.	872
35	Kuraray Co., Ltd.	392
12	Kurita Water Industries Ltd.	223
16	Kyocera Corp.	1,400
31	Kyowa Hakko Kogyo Co., Ltd.	216
40	Kyushu Electric Power Co., Inc.	936
8	Lawson, Inc.	295
13	Leopalace21 Corp.	457
3	Mabuchi Motor Co., Ltd.	159
12	Makita Corp.	349
149	Marubeni Corp.	742
32	Marui Co., Ltd.	476
11	Matsui Securities Co., Ltd.	88
2	Matsumotokiyoshi Co., Ltd.	46
199	Matsushita Electric Industrial Co., Ltd.	4,203
36	Matsushita Electric Works Ltd.	379
16	Mediceo Holdings Co., Ltd.	321
23	Meiji Dairies Corp.	155
41	Meiji Seika Kaisha Ltd.	208
5	Meitec Corp.	151
- (h)	Millea Holdings, Inc.	2,215
21	Minebea Co., Ltd.	114
116	Mitsubishi Chemical Holdings Corp.	727
139	Mitsubishi Corp.	2,619
192	Mitsubishi Electric Corp.	1,616
118	Mitsubishi Estate Co., Ltd.	2,588
39	Mitsubishi Gas Chemical Co., Inc.	423
320	Mitsubishi Heavy Industries Ltd.	1,327
13	Mitsubishi Logistics Corp.	203
90	Mitsubishi Materials Corp.	373
55	Mitsubishi Rayon Co., Ltd.	362
1	Mitsubishi UFJ Financial Group, Inc.	11,143
26	Mitsubishi UFJ Securities Co., Ltd.	327
162	Mitsui & Co., Ltd.	2,065
76	Mitsui Chemicals, Inc.	548
63	Mitsui Engineering & Shipbuilding Co., Ltd.	206
90	Mitsui Fudosan Co., Ltd.	2,041
72	Mitsui Mining & Smelting Co., Ltd.	370
112	Mitsui OSK Lines Ltd.	830
119	Mitsui Sumitomo Insurance Co., Ltd.	1,489
61	Mitsui Trust Holdings, Inc.	698
39	Mitsukoshi Ltd.	176
2	Mitsumi Electric Co., Ltd.	23
1	Mizuho Financial Group, Inc.	7,531
20	Murata Manufacturing Co., Ltd.	1,404

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

23	Namco Bandai Holdings, Inc.	364
203	NEC Corp.	1,112
3	NEC Electronics Corp. (a)	110
- (h)	NET One Systems Co., Ltd.	64
30	NGK Insulators Ltd.	418
18	NGK Spark Plug Co., Ltd.	367
23	NHK Spring Co., Ltd.	266
1	Nichii Gakkan Co.	22
25	Nichirei Corp.	130
11	Nidec Corp.	819
83	Nikko Cordial Corp.	959
28	Nikon Corp.	579
11	Nintendo Co., Ltd.	2,173
- (h)	Nippon Building Fund, Inc. REIT	112
26	Nippon Electric Glass Co., Ltd.	574
84	Nippon Express Co., Ltd.	450
16	Nippon Kayaku Co., Ltd.	136
33	Nippon Light Metal Co., Ltd.	83
15	Nippon Meat Packers, Inc.	171
85	Nippon Mining Holdings, Inc.	602
128	Nippon Oil Corp.	943
- (h)	Nippon Paper Group, Inc.	380
55	Nippon Sheet Glass Co., Ltd.	258
13	Nippon Shokubai Co., Ltd.	156
609	Nippon Steel Corp.	2,508
1	Nippon Telegraph & Telephone Corp.	2,630
101	Nippon Yusen KK	616
46	Nishi-Nippon City Bank Ltd. (The)	226
40	Nishimatsu Construction Co., Ltd.	150
14	Nissan Chemical Industries Ltd.	166
224	Nissan Motor Co., Ltd.	2,509
13	Nisshin Seifun Group, Inc.	130
80	Nisshin Steel Co., Ltd.	238
16	Nisshinbo Industries, Inc.	166
10	Nissin Food Products Co., Ltd.	328
3	Nitori Co., Ltd.	147
16	Nitto Denko Corp.	969
11	NOK Corp.	276
181	Nomura Holdings, Inc.	3,180
- (h)	Nomura Real Estate Office Fund, Inc.	272
2	Nomura Research Institute Ltd.	250
45	NSK Ltd.	383
38	NTN Corp.	298
- (h)	NTT Data Corp.	545
2	NTT DoCoMo, Inc.	2,975
- (h)	NTT Urban Development Corp.	160
71	Obayashi Corp.	503
- (h)	Obic Co., Ltd.	88
48	Odakuy Electric Railway Co., Ltd.	305
69	Oji Paper Co., Ltd.	379
46	Oki Electric Industry Co., Ltd.	104
13	OKUMA Holdings, Inc.	115
8	Okumura Corp.	45
24	Olympus Corp.	694
23	Omron Corp.	574
10	Onward Kashiyama Co., Ltd.	143
4	Oracle Corp.	193
6	Oriental Land Co., Ltd.	351
9	Orix Corp.	2,473
210	Osaka Gas Co., Ltd.	733
8	OSG Corp.	110
1	Otsuka Corp.	149
4	Park24 Co., Ltd.	132
17	Pioneer Corp.	302
8	Promise Co., Ltd.	334
14	QP Corp.	136
1	Rakuten, Inc.	305
- (h)	Resona Holdings, Inc.	1,345
67	Ricoh Co., Ltd.	1,336
5	Rinnai Corp.	132
11	Rohm Co., Ltd.	1,006
- (h)	Round One Corp.	131
2	Ryohin Keikaku Co., Ltd.	149
22	Sanden Corp.	90
8	Sanken Electric Co., Ltd.	104
7	Sankyo Co., Ltd.	363
9	Santen Pharmaceutical Co., Ltd.	226
25	Sanwa Shutter Corp.	142
175	Sanyo Electric Co., Ltd.	355
- (h)	Sapporo Hokuyo Holdings, Inc.	164
37	Sapporo Holdings Ltd.	177
1	SBI Holdings, Inc.	312
21	Secom Co., Ltd.	1,059
18	Sega Sammy Holdings, Inc.	586
13	Seiko Epson Corp.	343
14	Seino Holdings Co., Ltd.	161
55	Sekisui Chemical Co., Ltd.	462
56	Sekisui House Ltd.	853

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

80	Seven & I Holdings Co., Ltd.	2,590
1	SFCG Co., Ltd.	112
99	Sharp Corp.	1,700
7	Shimachu Co., Ltd.	202
3	Shimamura Co., Ltd.	271
9	Shimano, Inc.	256
69	Shimizu Corp.	392
38	Shin-Etsu Chemical Co., Ltd.	2,453
6	Shinko Electric Industries	162
59	Shinko Securities Co., Ltd.	234
125	Shinsei Bank Ltd.	763
30	Shionogi & Co., Ltd.	553
38	Shiseido Co., Ltd.	751
62	Shizuoka Bank Ltd. (The)	678
102	Showa Denko KK	442
15	Showa Shell Sekiyu KK	168
5	SMC Corp.	715
- (h)	Snow Brand Milk Products Co., Ltd. (a)	2
79	Softbank Corp.	1,631
36	Sojitz Corp. (a)	117
83	Sompo Japan Insurance, Inc.	1,090
102	Sony Corp.	4,107
14	Stanley Electric Co., Ltd.	293
6	Sumco Corp.	445
23	Sumitomo Bakelite Co., Ltd.	174
148	Sumitomo Chemical Co., Ltd.	1,103
105	Sumitomo Corp.	1,312
74	Sumitomo Electric Industries Ltd.	1,007
56	Sumitomo Heavy Industries Ltd.	466
437	Sumitomo Metal Industries Ltd.	1,679
55	Sumitomo Metal Mining Co., Ltd.	723
1	Sumitomo Mitsui Financial Group, Inc.	6,280
18	Sumitomo Osaka Cement Co., Ltd.	54
43	Sumitomo Realty & Development Co., Ltd.	1,273
13	Sumitomo Rubber Industries, Inc.	143
2	Sumitomo Titanium Corp.	191
124	Sumitomo Trust & Banking Co., Ltd., (The)	1,305
20	Suruga Bank Ltd.	247
9	Suzuken Co., Ltd.	341
27	T&D Holdings, Inc.	1,933
81	Taiheiyo Cement Corp.	301
114	Taisei Corp.	410
15	Taisho Pharmaceutical Co., Ltd.	285
21	Taiyo Nippon Sanso Corp.	178
17	Taiyo Yuden Co., Ltd.	256
25	Takara Holdings, Inc.	146
25	Takashimaya Co., Ltd.	319
89	Takeda Pharmaceutical Co., Ltd.	5,592
12	Takefuji Corp.	558
14	Takuma Co., Ltd.	75
24	Tanabe Seiyaku Co., Ltd.	301
13	TDK Corp.	1,012
86	Teijin Ltd.	463
17	Terumo Corp.	643
14	THK Co., Ltd.	341
3	TIS, Inc.	73
89	Tobu Railway Co., Ltd.	450
32	Toda Corp.	150
16	Toho Co., Ltd.	322
3	Toho Titanium Co., Ltd.	155
43	Tohoku Electric Power Co., Inc.	951
6	Tokai Rika Co., Ltd.	111
25	Tokuyama Corp.	334
3	Tokyo Broadcasting System, Inc.	79
118	Tokyo Electric Power Co., Inc. (The)	3,409
16	Tokyo Electron Ltd.	1,199
227	Tokyo Gas Co., Ltd.	1,138
3	Tokyo Seimitsu Co., Ltd.	163
11	Tokyo Steel Manufacturing Co., Ltd.	176
3	Tokyo Style Co., Ltd.	40
114	Tokyu Corp.	785
40	Tokyu Land Corp.	375
24	TonenGeneral Sekiyu KK	217
57	Toppan Printing Co., Ltd.	635
132	Toray Industries, Inc.	995
287	Toshiba Corp.	1,861
40	Tosoh Corp.	161
29	TOTO Ltd.	276
22	Toyo Seikan Kaisha Ltd.	383
48	Toyobo Co., Ltd.	127
7	Toyoda Gosei Co., Ltd.	144
19	Toyota Industries Corp.	820
291	Toyota Motor Corp.	15,809
18	Toyota Tsusho Corp.	477
12	Trend Micro, Inc.	351
74	Ube Industries Ltd.	211
4	Uni-Charm Corp.	208
5	Uniden Corp.	53

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	UNY Co., Ltd.	172
8	Ushio, Inc.	181
2	USS Co., Ltd.	105
9	Wacoal Holdings Corp.	115
- (h)	West Japan Railway Co.	765
1	Yahoo! Japan Corp.	552
13	Yakult Honsha Co., Ltd.	384
8	Yamada Denki Co., Ltd.	808
16	Yamaha Corp.	333
19	Yamaha Motor Co., Ltd.	494
38	Yamato Holdings Co., Ltd.	543
8	Yamazaki Baking Co., Ltd.	74
17	Yaskawa Electric Corp.	167
22	Yokogawa Electric Corp.	290
21	Zeon Corp.	213

		274,853

	Luxembourg — 0.3%
232	Tenaris S.A.	4,109

	Mexico — 0.6%
26	Alfa S.A. de C.V., Class A	141
959	America Movil S.A. de C.V., Class L	1,892
414	Cemex S.A. de C.V., Unit, CPO (a)	1,249
19	Controlodora Comercial Mexicana S.A. de C.V.	38
32	Fomento Economico Mexicano S.A. de C.V.	310
95	Grupo Carso S.A. de C.V., Class A	275
220	Grupo Mexico S.A. de C.V., Class B	690
64	Grupo Modelo S.A., Class C	281
121	Grupo Televisa S.A.	515
34	Industrias Penoles S.A. de C.V.	263
65	Kimberly-Clark de Mexico S.A. de C.V., Class A	262
358	Telefonos de Mexico S.A. de C.V., Class A	459
687	Telefonos de Mexico S.A. de C.V., Class L	881
303	Wal-Mart de Mexico S.A. de C.V., Series V	1,030

		8,286

	Netherlands — 4.4%
183	ABN AMRO Holdings N.V.	5,339
144	Aegon N.V.	2,703
24	Akzo Nobel N.V.	1,450
51	ASML Holding N.V. (a)	1,179
4	Buhrmann N.V.	67
6	Corio N.V.	410
13	DSM NV	568
11	Euronext N.V.	1,049
35	European Aeronautic Defence and Space Co., N.V.	1,011
8	Fugro N.V.	356
6	Getronics N.V.	42
67	Hagemeyer N.V. (a)	327
22	Heineken N.V.	1,002
187	ING Groep N.V. CVA	8,224
37	James Hardie Industries N.V.	204
150	Koninklijke Ahold N.V. (a)	1,587
122	Koninklijke Philips Electronics N.V.	4,255
62	Mittal Steel Co. N.V.	2,159
- (h)	OCE N.V.	4
38	Qiagen N.V. (a)	602
2	Randstad Holdings N.V.	94
61	Reed Elsevier N.V.	1,012
7	Rodamco Europe N.V.	794
44	Royal Dutch Shell plc	1,443
186	Royal Dutch Shell plc, Class A	6,162
134	Royal Dutch Shell plc, Class B	4,561
191	Royal KPN N.V.	2,438
17	Royal Numico N.V.	750
22	SBM Offshore N.V.	590
38	TNT N.V.	1,460
173	Unilever N.V.	4,245
24	Vedior N.V. CVA	447
1	Wereldhave N.V.	125
33	Wolters Kluwer N.V. CVA, Class C	867

		57,526

	New Zealand — 0.5%
356	Auckland International Airport Ltd.	471
104	Contact Energy Ltd.	487
96	Fisher & Paykel Appliances Holdings Ltd.	227
185	Fisher & Paykel Healthcare Corp.	502
169	Fletcher Building Ltd.	949
239	Kiwi Income Property Trust, Unit	216
151	Sky City Entertainment Group Ltd.	523
71	Sky Network Television Ltd.	250
719	Telecom Corp of New Zealand Ltd.	2,024
105	Tower Ltd. (a)	222
90	Vector Ltd.	140
52	Warehouse Group Ltd.	219

		6,230

	Norway — 1.2%
1	Aker ASA, Class A	30
4	Aker Kvaerner ASA	328

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

162	DET Norske Oljeselskap. (a)	227
134	DNB NOR ASA	1,645
3	Golar LNG Ltd. (a)	36
16	Hafslund ASA, Class A	277
6	Hafslund ASA, Class B	109
134	Norsk Hydro ASA	3,003
26	Norske Skogindustrier ASA	397
27	Ocean RIG ASA (a)	171
38	Orkla ASA	1,818
10	Petrojarl ASA (a)	105
10	Petroleum Geo-Services ASA (a)	479
18	Schibsted ASA	530
131	Statoil ASA	3,125
46	Storebrand ASA	490
22	Tandberg ASA	238
9	Tandberg Television ASA (a)	74
139	Telenor ASA	1,805
19	TGS Nopec Geophysical Co., ASA (a)	300
38	Tomra Systems ASA	234
39	Yara International ASA	597

		16,018

	Phillippines — 0.7%
42	Ayala Corp.	400
5,950	Ayala Land, Inc.	1,701
1,169	Bank of the Philippine Islands	1,366
2,072	Filinvest Land, Inc. (a)	68
92	Manila Electric Co., Class B (a)	54
480	Metropolitan Bank & Trust	395
1,740	Petron Corp.	145
84	Philippine Long Distance Telephone Co.	3,758
252	San Miguel Corp., Class B	383
9,202	SM Prime Holdings, Inc.	1,550

		9,820

	Portugal — 0.9%
134	Banco BPI S.A.	1,001
651	Banco Commercial Portugues S.A., Class R	2,022
60	Banco Espirito Santo S.A.	921
65	Brisa-Auto Estradas de Portugal S.A.	718
81	Cimpor Cimentos de Portugal S.A.	578
532	Energias de Portugal S.A.	2,306
23	Jeronimo Martins	407
238	Portugal Telecom SGPS S.A.	2,968
52	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	631
403	Sonae SGPS S.A.	699

		12,251

	Singapore — 0.6%
40	Allgreen Properties Ltd.	40
56	Ascendas Real Estate Investment Trust	75
25	CapitaCommercial Trust	35
96	CapitaLand Ltd.	304
102	CapitaMall Trust	163
82	Chartered Semiconductor Manufacturing Ltd. (a)	62
39	City Developments Ltd.	262
133	ComfortDelgro Corp., Ltd.	141
52	Cosco Corp. Singapore Ltd.	54
5	Creative Technology Ltd.	36
6	Datacraft Asia Ltd. (a)	6
89	DBS Group Holdings Ltd.	1,074
55	Fraser and Neave Ltd.	143
11	Haw Par Corp., Ltd.	46
9	Jardine Cycle & Carriage Ltd.	69
3	K-REIT Asia	4
42	Keppel Corp., Ltd.	390
29	Keppel Land Ltd.	90
28	Neptune Orient Lines Ltd.	35
29	Olam International Ltd	31
182	Oversea-Chinese Banking Corp.	751
51	Parkway Holdings Ltd.	90
62	SembCorp Industries Ltd.	131
32	SembCorp. Marine Ltd.	67
50	Singapore Airlines Ltd.	456
47	Singapore Exchange Ltd.	131
10	Singapore Land Ltd.	49
10	Singapore Petroleum Co., Ltd.	30
91	Singapore Post Ltd.	58
119	Singapore Press Holdings Ltd.	307
93	Singapore Technologies Engineering Ltd.	167
567	Singapore Telecommunications Ltd.	869
47	SMRT Corp., Ltd.	33
87	STATS ChipPAC Ltd. (a)	53
81	Suntec Real Estate Investment Trust	75
85	United Overseas Bank Ltd.	869
33	UOL Group	72
17	Venture Corp., Ltd.	138
34	Want Want Holdings Ltd.	53
33	Wing Tai Holdings Ltd.	39

		7,498

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	South Africa — 0.4%
6	Anglo Platinum Ltd.	622
6	AngloGold Ashanti Ltd.	232
6	AVI Ltd.	13
13	Barloworld Ltd.	214
2	Bidvest Group Ltd.	33
6	Consol Ltd.	13
37	Edgars Consolidated Stores Ltd.	141
153	FirstRand Ltd.	347
27	Gold Fields Ltd.	477
5	Harmony Gold Mining Co., Ltd. (a)	66
1	Impala Platinum Holdings Ltd.	152
9	Imperial Holdings Ltd. (a)	145
6	Investec Ltd.	52
11	Liberty Group Ltd.	104
30	Metropolitan Holdings Ltd.	48
15	Mittal Steel South Africa Ltd.	152
16	MTN Group Ltd.	129
13	Nampak Ltd.	31
4	Naspers Ltd., Class N	55
14	Nedbank Group Ltd.	209
14	Sanlam Ltd.	31
14	Sappi Ltd.	180
37	Sasol Ltd.	1,220
15	Shoprite Holdings Ltd.	47
12	Standard Bank Group Ltd.	119
7	Telkom S.A. Ltd.	114
8	Tiger Brands Ltd.	141

		5,087

	South Korea — 0.6%
2	Cheil Communications, Inc.	541
12	Daelim Industrial Co.	810
25	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	816
10	Daishin Securities Co., Ltd.	213
8	Hyundai Mobis	864
6	LG Chem Ltd.	234
8	LG Electronics, Inc.	536
4	POSCO	940
1	Samsung Electronics Co., Ltd.	981
8	Samsung Fire & Marine Insurance Co., Ltd.	1,296
1	Shinsegae Co., Ltd.	404
1	SK Telecom Co., Ltd.	249

		7,884

	Spain — 5.9%
27	Abertis Infraestructuras S.A.	720
4	Acciona S.A.	544
34	Acerinox S.A.	660
47	ACS Actividades Cons y Serviceos	2,223
47	Altadis S.A.	2,235
7	Antena 3 de Television S.A.	152
538	Banco Bilbao Vizcaya Argentaria S.A.	12,449
128	Banco Popular Espanol S.A.	2,094
950	Banco Santander Central Hispano S.A.	14,999
36	Cintra Concesiones de Infraestructuras de Transporte S.A.	506
14	Corp. Financiera Alba	818
33	Corp. Mapfre S.A.	683
17	Ebro Puleva S.A.	352
149	Endesa S.A.	6,344
10	Fadesa Inmobiliaria S.A.	447
10	Fomento de Construcciones y Contratas S.A.	796
26	Gamesa Corp. Tecnologica S.A.	570
34	Gas Natural SDG S.A.	1,252
10	Grupo Ferrovial S.A.	805
128	Iberdrola S.A.	5,710
51	Iberia Lineas Aereas de Espana	138
39	Inditex S.A.	1,826
21	Indra Sistemas S.A.	450
5	Inmobiliaria Colonial	391
7	Metrovacesa S.A.	828
4	Promotora de Informaciones S.A.	65
144	Repsol YPF S.A.	4,277
16	Sacyr Vallehermoso S.A.	705
17	Sociedad General de Aguas de Barcelona S.A., Class A	550
5	Sogecable S.A. (a)	183
652	Telefonica S.A.	11,292
18	Telefonica S.A. ADR	925
31	Union Fenosa S.A.	1,579
44	Zeltia S.A. (a)	327

		77,895

	Sweden — 1.8%
13	Alfa Laval AB	429
20	Assa Abloy AB, Class B	379
40	Atlas Copco AB, Class A	1,061
20	Boliden AB, Class A	387
10	D Carnegie AB	216
23	Electrolux AB, Class B	370
1	Elekta AB	19
13	Eniro AB	158
12	Fabege Fastifheter RSC (a)	178

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Getinge AB, Class B	69
43	Hennes & Mauritz AB, Class B	1,797
12	Hoganas AB, Class B	309
4	Holmen AB, Class B	166
23	Husqvarna AB (a)	268
28	Kungsleden AB	323
3	Modern Times Group AB, Class B (a)	140
209	Nordea Bank AB	2,745
72	Sandvik AB	826
- (h)	SAS AB, Class B (a)	5
4	Scania AB, Class B	237
35	Securitas AB, Class B	442
35	Securitas Direct AB (a)	89
35	Securitas Systems AB (a)	132
61	Skandinaviska Enskilda Banken AB, Class A	1,630
27	Skanska AB, Class B	454
29	SKF AB	429
6	Ssab Svenskt Stal AB, Class A	105
10	Ssab Svenskt Stal AB, Class B	185
20	Svenska Cellulosa AB, Class B	895
51	Svenska Handelsbanken AB, Class A	1,366
12	Swedish Match AB	193
16	Tele2 AB, Class B	157
1,187	Telefonaktiebolaget LM Ericsson, Class B	4,101
42	Telelogic AB, Class B (a)	80
132	TeliaSonera AB	844
8	Trelleborg AB, Class B	156
10	Volvo AB, Class A	643
19	Volvo AB, Class B	1,153
4	WM-data AB, Class B	13

		23,149

	Switzerland — 2.0%
53	ABB Ltd.	694
7	Adecco S.A.	406
3	Clariant AG (a)	38
17	Compagnie Financiere Richemont AG, Class A	818
3	Converium Holding AG	34
29	Credit Suisse Group	1,685
- (h)	Givaudan	156
4	Holcim Ltd.	333
1	Kudelski S.A.	34
- (h)	Kuoni Reisen Holding (a)	18
3	Logitech International S.A., Class R (a)	71
2	Lonza Group AG	148
1	Micronas Semiconductor Holding ADR (a)	14
12	Nestle S.A.	4,212
- (h)	Nobel Biocare Holding AG	68
69	Novartis AG	4,031
- (h)	Phonak Holding AG	8
20	Roche Holding AG	3,423
- (h)	Serono S.A., Class B	10
- (h)	SGS S.A.	413
93	STMicroelectronics N.V.	1,602
- (h)	Sulzer AG	34
12	Swatch Group AG	461
8	Swiss Reinsurance	613
1	Swisscom AG	336
3	Syngenta AG (a)	526
66	UBS AG	3,935
- (h)	Unaxis Holding AG (a)	105
23	Xstrata plc	929
4	Zurich Financial Services AG	1,103

		26,258

	Taiwan — 0.5%
440	Asustek Computer, Inc.	1,034
163	Chi Mei Optoelectronics Corp.	181
202	China Steel Corp.	174
2,301	Far Eastern Textile Co., Ltd.	1,706
76	Hon Hai Precision Industry Co., Ltd.	460
500	Quanta Computer, Inc.	715
1,311	Taishin Financial Holdings Co., Ltd. (a)	664
928	Taiwan Mobile Co., Ltd.	887
500	Taiwan Semiconductor Manufacturing Co., Ltd.	902
313	United Microelectronics Corp.	175

		6,898

	Thailand — 0.5%
200	Advance Agro plc (a)	156
65	Advanced Information Service plc, Class F	155
246	Bangkok Bank plc, Class F	717
152	Electricity Generating plc	327
751	Hana Microelectronics plc	555
345	ICC International plc Class F	397
416	Kasikornbank plc	764
750	Krung Thai Bank Public Co., Ltd.	230
576	Nation Multimedia Group plc (a)	123
315	PTT Exploration & Production plc	888
31	PTT plc	178
424	Shin Corp. plc, Class F	333

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

137	Siam Cement plc	932
296	Siam Commercial Bank plc	488
183	Thai Airways International plc	224

		6,467

	Turkey — 0.6%
287	Akbank TAS	1,465
55	Akcansa Cimento A.S.	259
212	Aksigorta A.S.	789
44	Alarko Holding A.S.	116
15	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	360
38	Arcelik	237
45	Aygaz A.S. (a)	100
79	Cimsa Cimento Sanayi VE Tica	453
50	Dogan Yayin Holding (a)	156
64	Eregli Demir ve Celik Fabrikalari TAS	284
37	Ford Otomotiv Sanayi A.S.	241
46	Migros Turk TAS (a)	456
46	Tofas Turk Otomobil Fabrik	121
64	Trakya Cam Sanayi A.S.	163
44	Tupras Turkiye Petrol Rafine	667
54	Turkcell Iletisim Hizmet	277
157	Turkiye Garanti Bankasi A.S.	463
166	Turkiye Is Bankasi, Class C	879
79	Vestel Elektronik Sanayi (a)	185
201	Yapi ve Kredi Bankasi (a)	348

		8,019

	United Kingdom — 9.6%
26	3i Group plc	447
34	Aegis Group plc	85
5	Aggreko plc	33
12	Amec plc	82
39	Amvescap plc	424
113	Anglo American plc	4,729
59	ARM Holdings plc	130
7	Arriva plc	83
77	AstraZeneca plc	4,811
117	Aviva plc	1,711
158	BAE Systems plc	1,167
16	Balfour Beatty plc	124
324	Barclays plc	4,086
17	Barratt Developments plc	345
14	BBA Group plc	68
3	Bellway plc	82
3	Berkeley Group Holdings plc (a)	79
165	BG Group plc	2,007
122	BHP Billiton plc	2,107
42	Boots Group plc	608
3	Bovis Homes Group plc	53
986	BP plc	10,780
44	Brambles Industries plc	397
37	British Airways plc (a)	293
79	British American Tobacco plc	2,124
29	British Land Co. plc	728
60	British Sky Broadcasting plc	609
8	Brixton plc	83
422	BT Group plc	2,119
14	Bunzl plc	178
21	Burberry Group plc	205
110	Cable & Wireless plc	284
101	Cadbury Schweppes plc	1,069
33	Capita Group plc	340
8	Carnival plc	383
19	Carphone Warehouse Group plc	107
21	Cattles plc	153
185	Centrica plc	1,127
8	Charter plc (a)	123
5	Close Brothers Group plc	104
56	Cobham plc	190
10	Collins Stewart Tullett plc	157
112	Compass Group plc	560
14	Cookson Group plc	146
40	Corus Group plc	292
14	Daily Mail & General Trust	159
3	Davis Service Group plc	27
5	De La Rue plc	50
136	Diageo plc	2,404
95	DSG International plc	389
28	Electrocomponents plc	148
12	Emap plc	163
43	EMI Group plc	216
200	Energis plc (a)	3
17	Enterprise Inns plc	331
9	Filtrona plc	45
25	First Choice Holidays plc	93
15	Firstgroup plc	140
16	FKI plc	27
91	Friends Provident plc	329

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

32	Gallaher Group plc	525
49	GKN plc	263
286	GlaxoSmithKline plc	7,597
1	Great Portland Estates plc	7
64	Group 4 Securicor plc	201
41	GUS plc	744
11	Hammerson plc	282
44	Hanson plc	629
95	Hays plc	258
186	HBOS plc	3,674
11	HMV Group plc	33
567	HSBC Holdings plc	10,350
19	ICAP plc	186
11	IMI plc	101
56	Imperial Chemical Industries plc	418
35	Imperial Tobacco Group plc	1,166
27	Inchcape plc	263
22	Intercontinental Hotels Group plc	390
86	International Power plc	504
9	Intertek Group plc	131
22	Invensys plc (a)	87
16	Investec plc	154
8	iSOFT Group plc	8
191	ITV plc	346
73	J Sainsbury plc	510
8	Johnson Matthey plc	197
18	Kelda Group plc	286
32	Kesa Electricals plc	196
114	Kingfisher plc	524
33	Ladbrokes plc	240
27	Land Securities Group plc	985
304	Legal & General Group plc	809
9	Liberty International plc	211
279	Lloyds TSB Group plc	2,822
49	LogicaCMG plc	143
8	London Stock Exchange Group plc	191
84	Man Group plc	709
89	Marks & Spencer Group plc	1,072
15	Meggitt plc	89
2	Metro International S.A. SDR, Class A (a)	2
4	Metro International S.A. SDR, Class B (a)	5
15	MFI Furniture plc (a)	26
14	Michael Page International plc	102
28	Misys plc	120
31	Mitchells & Butlers plc	340
5	National Express Group plc	92
131	National Grid plc	1,632
12	Next plc	443
320	Old Mutual plc	1,002
37	Pearson plc	530
14	Persimmon plc	339
17	Premier Farnell plc	58
10	Provident Financial plc	114
113	Prudential plc	1,400
13	Punch Taverns plc	242
48	Rank Group plc	211
30	Reckitt Benckiser plc	1,245
61	Reed Elsevier plc	673
94	Rentokil Initial plc	258
12	Resolution plc	137
64	Reuters Group plc	523
38	Rexam plc	411
53	Rio Tinto plc	2,498
87	Rolls-Royce Group plc (a)	735
132	Royal & Sun Alliance Insurance Group plc	368
159	Royal Bank of Scotland Group plc	5,473
45	SABMiller plc	836
65	Sage Group plc	307
13	Schroders plc	225
40	Scottish & Newcastle plc	426
40	Scottish & Southern Energy plc	990
78	Scottish Power plc	945
26	Serco Group plc	182
17	Severn Trent plc	416
66	Signet Group plc	137
15	Slough Estates plc	191
50	Smith & Nephew plc	456
34	Smiths Group plc	562
18	Sportingbet plc	63
7	SSL International plc	44
34	Stagecoach Group plc	81
2	Stolt-Nielsen S.A.	44
34	Stolt Offshore S.A. (a)	578
27	Tate & Lyle plc	360
41	Taylor Woodward plc	269
3	Telent plc	32
388	Tesco plc	2,612
27	Tomkins plc	121

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6	Travis Perkins plc	193
17	Trinity Mirror plc	156
60	Unilever plc	1,482
18	United Business Media plc	221
38	United Utilities plc	503
2,598	Vodafone Group plc	5,920
9	Whitbread plc	228
16	William Hill plc	190
15	Wimpey George plc	144
28	Wolseley plc	595
15	Woolworths Group plc	10
56	WPP Group plc.	689
36	Yell Group plc	402

		127,226

	Total Common Stocks (Cost $788,075)	1,286,713

	iShares — 0.2%
	Germany — 0.1%
35	MSCI Germany Index Fund	847

	United States — 0.1%
16	MSCI Pacific ex-Japan Index Fund	1,828

	Total iShares (Cost $2,483)	2,675

	Preferred Stocks — 1.1%
	Brazil — 0.5%
65	Aracruz Celulose S.A.	321
22	Banco Bradesco S.A.	745
38	Banco Itau Holding Financeira S.A.	1,129
7,316	Brasil Telecom Participacoes S.A.	44
5,986	Cia Brasileira de Distribuicao Grupo Pao de Acucar	155
788	Cia de Bebidas das Americas	356
2,930	Cia Energetica de Minas Gerais S.A.	115
58	Cia Vale do Rio Doce	1,067
33	Contax Participacoes S.A.	29
8	Gol Linhas Aereas Inteligentes S.A.	275
42	Petroleo Brasileiro S.A.	790
33	Tele Norte Leste Participacoe S.A.	455
45	Uniao De Bancos Brasileiros S.A.	142
42	Uniao De Bancos Brasileiros S.A.	311
17	Vivo Participacoes S.A. (a)	54
13	Votorantim Celulosee e Papel S.A.	219

		6,207

	Germany — 0.5%
14	Henkel KGaA	1,934
2	Porsche AG	1,674
16	ProSiebenSat.1 Media AG	433
12	RWE AG	1,032
17	Volkswagen AG	982

		6,055

	Italy — 0.1%
219	Banca Intesa S.p.A. RNC	1,338
210	Unipol S.p.A.	623

		1,961

	Singapore — 0.0% (g)
34	Oversea-Chinese Banking Corp., Class G	22

	United Kingdom — 0.0% (g)
14	Emap plc	29

	Total Preferred Stocks (Cost $7,075)	14,274

	Total Long-Term Investments (Cost $797,633)	1,303,662

Short-Term Investments — 0.8%
Investment Company — 0.7%
9,156	JPMorgan Liquid Assets Money Market Fund (b) (m)	9,156

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligation — 0.1%
1,350	U.S. Treasury Bills 4.99%, 03/08/07 (k) (n)	1,322

	Total Short-Term Investments (Cost $10,477)	10,478

	Investments of Cash Collateral for Securities on Loan — 18.7%
	Certificates of Deposit — 10.8%
15,000	ABN AMRO Bank, Chicago, FRN, 5.32%, 12/26/06	15,000
4,998	Bank of New York, FRN, 5.51%, 05/02/08	4,998
14,000	Barclays, New York, FRN, 5.33%, 06/06/07	14,000
15,000	Calyon, New York, FRN, 5.32%, 12/12/06	15,000
8,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	8,000
8,398	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	8,398
10,000	Credit Suisse First Boston, New York, FRN, 5.40%, 10/17/06	10,000
8,300	Deutsche Bank New York, FRN, 5.47%, 01/22/08	8,300
15,000	KBC, New York, FRN, 5.32%, 12/12/06	15,000
10,000	Nordea Bank New York, FRN, 5.32%, 10/24/06	10,000
5,000	Nordea Bank New York, FRN, 5.32%, 01/03/07	5,000
10,000	Skandi, New York, FRN, 5.33%, 08/27/07	10,000
8,247	Societe Generale, New York, FRN, 5.32%, 06/20/07	8,247
4,999	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	4,999
6,000	Wells Fargo Bank, San Francisco, FRN, 5.30%, 12/01/06	6,000

		142,942

	Commercial Papers — 2.7%
10,952	Concord Minutemen, C.C. LLC, 5.29%, 10/20/06	10,952
9,951	Fenway Funding LLC, 5.33%, 10/23/06	9,951
15,000	Morgan Stanley, FRN, 5.44%, 02/20/07	15,000

		35,903

	Repurchase Agreements — 3.8%
50,112	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $50,135, collateralized by U.S. Government Agency Mortgages	50,112

	Time Deposits — 1.4%
5,000	American Express Bank 5.29%, 10/16/06	5,000
4,000	Deutsche Bank London, FRN, 5.34%, 02/20/07	4,000
9,000	Mutuel Ulster Bank of Ireland Ltd., 5.33%, 01/31/07	9,000

		18,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $246,957)	246,957

	Total Investments — 118.4% (Cost $1,055,067)	1,561,097
	Liabilities in Excess of Other Assets — (18.4)%	(242,976)

	NET ASSETS — 100.0%	$1,318,121

Percentages indicated are based on net assets.

Futures Contracts (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date

123	Dow Jones Euro Stoxx	December, 2006
20	FTSE 100 Index	December, 2006
26	Topix Index	December, 2006

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(l)	All or a portion of this security is segregated for current or potential of forward foreign currency contracts.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depository Receipt
CVA	Dutch Certification
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Risparmio Non-Convertible Savings Shares
SDR	Special Drawing Rights
USD	United States Dollar
VVPR

A security comprised of an ordinary share and an attached coupon known as VVPR strip offering tax advantages. Such a security entitles its holder to reduced withholding tax rate (from 25% to 15%), so to a greater dividend. When stripped, each VVPR share is definitively divided into an ordinary share and a Strip VVPR, which are then separately traded.

JPMorgan International Equity Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,082
Aggregate gross unrealized depreciation	(31,052)

Net unrealized appreciation/depreciation	$506,030

Federal income tax cost of investments	$1,055,067

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.4%
	Common Stocks — 99.4%
	Aerospace & Defense — 0.4%
55	Armor Holdings, Inc. (a)	3,130

	Airlines — 1.7%
112	Continental Airlines, Inc., Class B (a)	3,176
345	Southwest Airlines Co.	5,741
119	UAL Corp. (a)	3,165
72	US Airways Group, Inc. (a)	3,196

		15,278

	Auto Components — 0.6%
95	Autoliv, Inc.	5,252

	Automobiles — 0.6%
43	Harley-Davidson, Inc.	2,680
66	Thor Industries, Inc.	2,721

		5,401

	Beverages — 0.6%
159	Pepsi Bottling Group, Inc.	5,634

	Biotechnology — 0.9%
59	Cephalon, Inc. (a)	3,643
137	ImClone Systems, Inc. (a)	3,891

		7,534

	Capital Markets — 2.8%
98	A.G. Edwards, Inc.	5,200
80	American Capital Strategies Ltd.	3,142
32	Bear Stearns Cos., Inc. (The)	4,511
285	E*Trade Financial Corp. (a)	6,813
172	Raymond James Financial, Inc.	5,025

		24,691

	Commercial Banks — 3.1%
196	Colonial BancGroup, Inc. (The)	4,790
113	Comerica, Inc.	6,449
205	Keycorp	7,667
63	PNC Financial Services Group, Inc.	4,571
105	Whitney Holding Corp.	3,756

		27,233

	Commercial Services & Supplies — 2.4%
85	Avery Dennison Corp.	5,102
148	Covanta Holding Corp. (a)	3,184
101	Manpower, Inc.	6,207
124	Waste Management, Inc.	4,563
49	West Corp. (a)	2,386

		21,442

	Communications Equipment — 1.1%
150	Harris Corp.	6,662
106	Polycom, Inc. (a)	2,605

		9,267

	Computers & Peripherals — 1.3%
101	Lexmark International, Inc., Class A (a)	5,818
327	Western Digital Corp. (a)	5,911

		11,729

	Consumer Finance — 0.7%
94	First Marblehead Corp. (The)	6,538

	Containers & Packaging — 0.3%
72	Temple-Inland, Inc.	2,875

	Diversified Consumer Services — 0.8%
161	Career Education Corp. (a)	3,627
49	ITT Educational Services, Inc. (a)	3,242

		6,869

	Diversified Financial Services — 0.8%
142	CIT Group, Inc.	6,896

	Diversified Telecommunication Services — 2.3%
136	AT&T, Inc.	4,433
129	CenturyTel, Inc.	5,105
389	Citizens Communications Co.	5,455
99	Embarq Corp.	4,808

		19,801

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 2.1%
207	American Electric Power Co., Inc.	7,529
75	FirstEnergy Corp.	4,206
206	PPL Corp.	6,784

		18,519

	Electrical Equipment — 0.7%
58	Acuity Brands, Inc.	2,651
73	Thomas & Betts Corp. (a)	3,464

		6,115

	Electronic Equipment & Instruments — 1.3%
46	Anixter International, Inc. (a)	2,587
167	AVX Corp.	2,961
51	Mettler-Toledo International, Inc. (Switzerland) (a)	3,347
115	Plexus Corp. (a)	2,204

		11,099

	Energy Equipment & Services — 1.7%
190	BJ Services Co.	5,713
100	Grant Prideco, Inc. (a)	3,795
39	Maverick Tube Corp. (a)	2,515
74	Tidewater, Inc.	3,270

		15,293

	Food & Staples Retailing — 0.9%
347	Kroger Co. (The)	8,027

	Food Products — 1.4%
121	Archer-Daniels-Midland Co.	4,566
178	H.J. Heinz Co.	7,480

		12,046

	Gas Utilities — 1.6%
123	Energen Corp.	5,156
86	National Fuel Gas Co.	3,108
163	Oneok, Inc.	6,168

		14,432

	Health Care Providers & Services — 5.2%
145	AmerisourceBergen Corp.	6,572
115	Coventry Health Care, Inc. (a)	5,921
48	Express Scripts, Inc. (a)	3,601
125	Health Net, Inc. (a)	5,453
109	Humana, Inc. (a)	7,177
92	Laboratory Corp. of America Holdings	6,006
80	McKesson Corp.	4,239
101	Sierra Health Services, Inc. (a)	3,807
55	WellCare Health Plans, Inc. (a)	3,086

		45,862

	Health Care Technology — 0.4%
278	Emdeon Corp. (a)	3,250

	Hotels, Restaurants & Leisure — 2.6%
156	Brinker International, Inc.	6,262
79	Choice Hotels International, Inc.	3,239
156	Darden Restaurants, Inc.	6,616
100	International Game Technology	4,142
52	Yum! Brands, Inc.	2,706

		22,965

	Household Durables — 2.7%
91	Jarden Corp. (a)	2,990
215	Newell Rubbermaid, Inc.	6,089
73	Snap-On, Inc.	3,239
109	Stanley Works (The)	5,408
65	Whirlpool Corp.	5,501

		23,227

	Household Products — 0.7%
81	Energizer Holdings, Inc. (a)	5,801

	Independent Power Producers & Energy Traders — 1.4%
349	AES Corp. (The) (a)	7,106
83	TXU Corp.	5,173

		12,279

	Industrial Conglomerates — 0.4%
38	Carlisle Cos., Inc.	3,204

	Insurance — 3.7%
112	American Financial Group, Inc.	5,242
115	Assurant, Inc.	6,122
162	HCC Insurance Holdings, Inc.	5,311
105	Nationwide Financial Services, Inc.	5,036

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

115	Philadelphia Consolidated Holding Co. (a)	4,567
162	W.R. Berkley Corp.	5,735

		32,013

	IT Services — 2.9%
52	Alliance Data Systems Corp. (a)	2,864
137	Computer Sciences Corp. (a)	6,710
218	Convergys Corp. (a)	4,504
82	Global Payments, Inc.	3,604
99	MoneyGram International, Inc.	2,889
189	Sabre Holdings Corp., Class A	4,416

		24,987

	Leisure Equipment & Products — 0.7%
325	Mattel, Inc.	6,408

	Life Sciences Tools & Services — 1.0%
168	Applera Corp.- Applied Biosystems Group	5,573
44	Fisher Scientific International, Inc. (a)	3,419

		8,992

	Machinery — 4.7%
-(h)	AGCO Corp. (a)	5
75	Crane Co.	3,148
52	Cummins, Inc.	6,232
73	Eaton Corp.	5,005
110	Joy Global, Inc.	4,122
118	Manitowoc Co., Inc. (The)	5,281
96	Parker-Hannifin Corp.	7,423
146	Terex Corp. (a)	6,607
96	Timken Co.	2,868

		40,691

	Media — 2.9%
223	DIRECTV Group, Inc. (The) (a)	4,397
42	Liberty Media Holding Corp. - Capital, Class A (a)	3,502
89	McGraw-Hill Cos., Inc. (The)	5,188
59	Meredith Corp.	2,891
46	Omnicom Group, Inc.	4,324
206	Warner Music Group Corp.	5,340

		25,642

	Metals & Mining — 4.8%
32	Carpenter Technology Corp.	3,387
154	Commercial Metals Co.	3,125
137	Freeport-McMoRan Copper & Gold, Inc., Class B	7,275
103	Nucor Corp.	5,078
56	Phelps Dodge Corp.	4,709
117	Reliance Steel & Aluminum Co.	3,764
58	Southern Copper Corp.	5,402
63	Steel Dynamics, Inc.	3,183
101	United States Steel Corp.	5,843

		41,766

	Multi-Utilities — 2.5%
272	MDU Resources Group, Inc.	6,065
93	OGE Energy Corp.	3,351
146	Sempra Energy	7,312
240	Xcel Energy, Inc.	4,958

		21,686

	Multiline Retail — 1.8%
131	Big Lots, Inc. (a)	2,593
123	J.C. Penney Co., Inc.	8,391
30	Sears Holdings Corp. (a)	4,743

		15,727

	Office Electronics — 0.4%
234	Xerox Corp. (a)	3,647

	Oil, Gas & Consumable Fuels — 4.5%
141	Frontier Oil Corp.	3,737
58	Marathon Oil Corp.	4,428
106	Noble Energy, Inc.	4,837
85	Occidental Petroleum Corp.	4,080
75	Overseas Shipholding Group, Inc.	4,614
92	Plains Exploration & Production Co. (a)	3,965
84	Sunoco, Inc.	5,236
90	Tesoro Corp.	5,218
65	Valero Energy Corp.	3,371

		39,486

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Personal Products — 0.3%
87	NBTY, Inc. (a)	2,546

	Pharmaceuticals — 1.8%
166	Endo Pharmaceuticals Holdings, Inc. (a)	5,417
304	King Pharmaceuticals, Inc. (a)	5,176
254	Mylan Laboratories, Inc.	5,121

		15,714

	Real Estate Investment Trusts (REITs) — 5.5%
206	CapitalSource, Inc.	5,326
129	Hospitality Properties Trust	6,084
374	Host Hotels & Resorts, Inc.	8,583
133	iStar Financial, Inc.	5,538
61	Mack-Cali Realty Corp.	3,170
84	New Century Financial Corp.	3,314
120	New Plan Excel Realty Trust	3,249
131	ProLogis	7,498
141	Ventas, Inc.	5,438

		48,200

	Real Estate Management & Development — 1.3%
243	CB Richard Ellis Services, Inc., Class A (a)	5,987
61	Jones Lang LaSalle, Inc.	5,223

		11,210

	Road & Rail — 0.6%
66	Burlington Northern Santa Fe Corp.	4,860

	Semiconductors & Semiconductor Equipment — 4.2%
613	Atmel Corp. (a)	3,702
112	Freescale Semiconductor, Inc., Class B (a)	4,243
141	Lam Research Corp. (a)	6,378
203	MEMC Electronic Materials, Inc. (a)	7,418
120	Novellus Systems, Inc. (a)	3,330
313	NVIDIA Corp. (a)	9,273
471	ON Semiconductor Corp. (a)	2,770

		37,114

	Software — 2.7%
463	BEA Systems, Inc. (a)	7,031
231	BMC Software, Inc. (a)	6,297
368	Cadence Design Systems, Inc. (a)	6,233
163	Sybase, Inc. (a)	3,939

		23,500

	Specialty Retail — 4.2%
148	American Eagle Outfitters, Inc.	6,474
133	AnnTaylor Stores Corp. (a)	5,563
54	Guess?, Inc. (a)	2,606
216	Limited Brands, Inc.	5,711
187	Office Depot, Inc. (a)	7,408
58	OfficeMax, Inc.	2,355
118	Sherwin-Williams Co. (The)	6,606

		36,723

	Textiles, Apparel & Luxury Goods — 0.7%
81	V.F. Corp.	5,909

	Thrifts & Mortgage Finance — 2.8%
66	Downey Financial Corp.	4,412
75	IndyMac Bancorp, Inc.	3,087
98	MGIC Investment Corp.	5,901
117	PMI Group, Inc. (The)	5,143
100	Radian Group, Inc.	5,982

		24,525

	Tobacco — 1.3%
98	Loews Corp. - Carolina Group	5,416
90	Reynolds American, Inc.	5,577

		10,993

	Trading Companies & Distributors — 0.6%
94	WESCO International, Inc. (a)	5,455

	Total Common Stocks (Cost $765,215)	869,483

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
4,499	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $4,499)	4,499

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities Loaned — 16.8%
	Certificates of Deposit — 4.4%
5,000	Barclays Capital, Inc., FRN, 5.33%, 06/06/07	5,000
6,498	Canadian Imperial Bank, FRN, 5.37%, 02/14/08	6,498
5,000	Deutsche Bank Securities, Inc., FRN, 5.47%, 01/22/08	5,000
5,000	Nordea Bank, FRN, 5.32%, 01/03/07	5,000
5,000	Norinchukin Bank N.Y., 5.32%, 10/24/06	5,000
6,500	Societe Generale, FRN, 5.32%, 11/24/06	6,500
5,000	Union Bank of Switzerland, 5.29%, 10/10/06	5,000

		37,998

	Commercial Paper — 0.8%
1,989	Citigroup Funding, Inc., 5.30%, 10/20/06	1,989
4,976	Fenway Funding LLC, 5.33%, 10/23/06	4,976

		6,965

	Corporate Notes — 6.2%
2,000	Allstate Life Global Funding II, FRN, 5.31%, 10/29/07	2,000
5,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	5,000
7,800	Bank of America, FRN, 5.31%, 11/07/06	7,800
4,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	4,000
6,951	Beta Finance, Inc., FRN, 5.44%, 03/15/07	6,951
6,000	CDC Financial Products Inc., FRN, 5.43%, 11/29/06	6,000
2,900	Citigroup Global Markets Inc., FRN, 5.45%, 10/06/06	2,900
4,998	K2(USA) LLC, FRN, 5.39%, 02/15/08	4,998
500	Links Finance LLC, FRN, 5.42%, 10/06/06	500
4,000	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	4,000
4,000	Morgan Stanley, FRN, 5.56%, 10/29/07	4,000
6,063	National City Bank Cleveland, FRN, 5.27%, 10/04/07	6,063

		54,212

	Repurchase Agreements — 4.7%
27,775	Banc of America Securities LLC, 5.39%, dated 09/29/06,
	due 10/02/06, repurchase price $27,787, collateralized by
	U.S. Government Agency Mortgages.	27,775
13,500	Lehman Brothers, Inc., 5.38%, dated 09/29/06,
	due 10/02/06, repurchase price $13,506, collateralized by
	U.S. Government Agency Mortgages.	13,500

		41,275

	Time Deposits — 0.7%
2,250	American Express Bank, 5.29%, 10/16/06	2,250
4,000	Mutuel Ulster Bank of Ireland, 5.33%, 01/31/07	4,000

		6,250

	Total Investments of Cash Collateral for Securities Loaned (Cost $146,700)	146,700

	Total Investments — 116.7% (Cost $916,414)	1,020,682
	Liabilities in Excess of Other Assets — (16.7)%	(146,123)

	NET ASSETS — 100.0%	$874,559

Percentages indicated are based on net assets.

Abbreviations:
(a) Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(h) Amount rounds to less than one thousand.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps and options.

FRN Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,668
Aggregate gross unrealized depreciation	(20,400)

Net unrealized appreciation/depreciation	$104,268

Federal income tax cost of investments	$916,414

JPMorgan Investor Balanced Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 100.0% (b)
14,995	JPMorgan Core Bond Fund	158,652
27,813	JPMorgan Core Plus Bond Fund	214,716
2,210	JPMorgan Emerging Markets Debt Fund	18,544
1,224	JPMorgan Equity Income Fund	15,822
16,832	JPMorgan Government Bond Fund	169,663
17,635	JPMorgan High Yield Bond Fund	146,371
8,855	JPMorgan Intermediate Bond Fund	91,379
515	JPMorgan International Equity Fund	18,678
4,344	JPMorgan International Equity Index Fund	111,861
4,414	JPMorgan Intrepid America Fund	116,395
3,023	JPMorgan Intrepid Growth Fund	64,592
1,206	JPMorgan Intrepid Long/Short Fund (a)	18,669
2,084	JPMorgan Intrepid Mid Cap Fund	36,820
1,878	JPMorgan Japan Fund (a)	17,989
4,331	JPMorgan Large Cap Growth Fund (a)	70,025
5,584	JPMorgan Large Cap Value Fund	96,890
13,527	JPMorgan Liquid Assets Money Market Fund	13,527
5,924	JPMorgan Market Expansion Index Fund	73,511
13,209	JPMorgan Multi-Cap Market Neutral Fund	146,356
1,950	JPMorgan Real Return Fund	18,501
3,741	JPMorgan Short Duration Bond Fund	39,279
8,814	JPMorgan U.S. Equity Fund	103,473
1,812	JPMorgan U.S. Large Cap Core Plus Fund (a)	31,960
764	JPMorgan U.S. Real Estate Fund	18,057
1,533	JPMorgan Ultra Short Duration Bond Fund	14,928

	Total Investments — 100.0% (Cost $1,662,223)	1,826,658
	Liabilities in Excess of Other Assets — (0.0)% (g)	(821)

	NET ASSETS — 100.0%	$1,825,837

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security

(b)

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(g) Amount rounds to less than 0.1%.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,419
Aggregate gross unrealized depreciation	(9,984)

Net unrealized appreciation/depreciation	$164,435

Federal income tax cost of investments	$1,662,223

JPMorgan Investor Conservative Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.9% (b)
8,333	JPMorgan Core Bond Fund	88,160
12,277	JPMorgan Core Plus Bond Fund	94,781
941	JPMorgan Emerging Market Debt Fund	7,894
792	JPMorgan Equity Income Fund	10,237
7,622	JPMorgan Government Bond Fund	76,829
6,480	JPMorgan High Yield Bond Fund	53,786
6,712	JPMorgan Intermediate Bond Fund	69,266
616	JPMorgan International Equity Index Fund	15,868
1,029	JPMorgan Intrepid America Fund	27,139
817	JPMorgan Intrepid Growth Fund	17,454
502	JPMorgan Intrepid Long/Short Fund (a)	7,775
867	JPMorgan Intrepid Mid Cap Fund	15,325
778	JPMorgan Japan Fund (a)	7,453
864	JPMorgan Large Cap Growth Fund (a)	13,971
1,266	JPMorgan Large Cap Value Fund	21,971
4,745	JPMorgan Liquid Assets Money Market Fund	4,745
5,380	JPMorgan Multi-Cap Market Neutral Fund (a)	59,606
801	JPMorgan Real Return Fund	7,605
7,419	JPMorgan Short Duration Bond Fund	77,899
2,183	JPMorgan U.S. Equity Fund	25,634
417	JPMorgan U.S. Large Cap Core Plus Fund (a)	7,348
334	JPMorgan U.S. Real Estate Fund	7,887
4,850	JPMorgan Ultra Short Duration Bond Fund	47,241

	Total Investments — 99.9% (Cost $730,683)	765,874
	Other Assets in Excess of Liabilities — 0.1%	812

	NET ASSETS — 100.0%	766,686

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,541
Aggregate gross unrealized depreciation	(7,350)

Net unrealized appreciation/depreciation	$35,191

Federal income tax cost of investments	$730,683

JPMorgan Investor Growth & Income Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.9% (b)
8,469	JPMorgan Core Bond Fund	89,600
19,537	JPMorgan Core Plus Bond Fund	150,822
2,285	JPMorgan Emerging Markets Debt Fund	19,171
8,319	JPMorgan Government Bond Fund	83,856
18,538	JPMorgan High Yield Bond Fund	153,864
1,574	JPMorgan Intermediate Bond Fund	16,241
1,585	JPMorgan International Equity Fund	57,430
4,579	JPMorgan International Equity Index Fund	117,905
5,457	JPMorgan Intrepid America Fund	143,908
3,641	JPMorgan Intrepid Growth Fund	77,805
1,272	JPMorgan Intrepid Long/Short Fund (a)	19,685
4,391	JPMorgan Intrepid Mid Cap Fund	77,581
1,992	JPMorgan Japan Fund (a)	19,079
9,831	JPMorgan Large Cap Growth Fund (a)	158,964
10,973	JPMorgan Large Cap Value Fund	190,389
23,882	JPMorgan Liquid Assets Money Market Fund	23,882
7,758	JPMorgan Market Expansion Index Fund	96,280
13,857	JPMorgan Multi-Cap Market Neutral Fund	153,536
2,042	JPMorgan Real Return Fund	19,380
1,550	JPMorgan Small Cap Value Fund	38,414
15,984	JPMorgan U.S. Equity Fund	187,657
1,095	JPMorgan U.S. Large Cap Core Plus Fund (a)	19,308
806	JPMorgan U.S. Real Estate Fund	19,038

	Total Investments — 99.9% (Cost $1,682,467)	1,933,795
	Other Assets in Excess of Liabilities — 0.1%	2,451

	NET ASSETS — 100.0%	$1,936,246

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$254,463
Aggregate gross unrealized depreciation		(3,135)

Net unrealized appreciation/depreciation		$251,328

Federal income tax cost of investments		$1,682,467

JPMorgan Investor Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.9% (b)
3,261	JPMorgan Core Bond Fund	34,497
1,569	JPMorgan Emerging Markets Debt Fund	13,163
4,822	JPMorgan High Yield Bond Fund	40,023
1,485	JPMorgan International Equity Fund	53,803
4,704	JPMorgan International Equity Index Fund	121,141
4,834	JPMorgan Intrepid America Fund	127,474
3,294	JPMorgan Intrepid Growth Fund	70,387
848	JPMorgan Intrepid Long/Short Fund (a)	13,127
4,532	JPMorgan Intrepid Mid Cap Fund	80,076
1,361	JPMorgan Japan Fund (a)	13,042
8,325	JPMorgan Large Cap Growth Fund (a)	134,620
10,161	JPMorgan Large Cap Value Fund	176,294
17,927	JPMorgan Liquid Assets Money Market Fund	17,927
6,422	JPMorgan Market Expansion Index Fund	79,701
9,533	JPMorgan Multi-Cap Market Neutral Fund	105,625
1,387	JPMorgan Real Return Fund	13,164
1,610	JPMorgan Small Cap Value Fund	39,918
13,834	JPMorgan U.S. Equity Fund	162,412
750	JPMorgan U.S. Large Cap Core Plus Fund (a)	13,231
556	JPMorgan U.S. Real Estate Fund	13,134
1,494	JPMorgan Ultra Short Duration Bond Fund	14,548

	Total Investments — 99.9% (Cost $1,136,260)	1,337,307
	Other Assets in Excess of Liabilities — 0.1%	955

	NET ASSETS — 100.0%	1,338,262

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,798
Aggregate gross unrealized depreciation	(1,751)

Net unrealized appreciation/depreciation	$201,047

Federal income tax cost of investments	$1,136,260

JPMorgan Large Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.8%
	Common Stocks — 99.8%
	Aerospace & Defense — 7.0%
405	Boeing Co.	31,942
319	General Dynamics Corp.	22,853
315	Lockheed Martin Corp.	27,109

		81,904

	Air Freight & Logistics — 1.6%
417	Expeditors International of Washington, Inc.	18,608

	Beverages — 1.7%
308	PepsiCo, Inc.	20,126

	Biotechnology — 6.3%
277	Amgen, Inc. (a)	19,810
398	Celgene Corp. (a)	17,251
217	Genentech, Inc. (a)	17,917
263	Gilead Sciences, Inc. (a)	18,088

		73,066

	Capital Markets — 4.5%
173	Franklin Resources, Inc.	18,253
84	Goldman Sachs Group, Inc.	14,210
501	Lazard Ltd., Class A (Bermuda)	20,045

		52,508

	Chemicals — 3.8%
582	Monsanto Co.	27,369
294	Praxair, Inc.	17,397

		44,766

	Commercial Services & Supplies — 2.3%
164	Corporate Executive Board Co. (The)	14,727
368	Robert Half International, Inc.	12,515

		27,242

	Communications Equipment — 6.0%
1,154	Corning, Inc. (a)	28,165
648	Motorola, Inc.	16,199
693	QUALCOMM, Inc.	25,192

		69,556

	Computers & Peripherals — 5.5%
376	Apple Computer, Inc. (a)	28,940
972	Hewlett-Packard Co.	35,678

		64,618

	Construction Materials — 0.7%
97	Vulcan Materials Co.	7,567

	Diversified Financial Services — 2.9%
154	Bank of America Corp.	8,260
54	Chicago Mercantile Exchange Holdings, Inc.	25,816

		34,076

	Electrical Equipment — 1.3%
345	Roper Industries, Inc.	15,435

	Energy Equipment & Services — 3.1%
278	Schlumberger Ltd. (Neth. Antilles)	17,250
471	Smith International, Inc.	18,292

		35,542

	Food & Staples Retailing — 4.3%
193	Costco Wholesale Corp.	9,578
799	CVS Corp.	25,673
504	Safeway, Inc.	15,300

		50,551

	Health Care Providers & Services — 2.7%
122	DaVita, Inc. (a)	7,060
184	Express Scripts, Inc. (a)	13,867
155	Laboratory Corp. of America Holdings (a)	10,193

		31,120

	Hotels, Restaurants & Leisure — 3.3%
587	Marriott International, Inc., Class A	22,681
404	McDonald’s Corp.	15,789

		38,470

	Household Products — 0.6%
108	Procter & Gamble Co.	6,677

	Industrial Conglomerates — 1.6%
523	General Electric Co.	18,444

	Internet Software & Services — 4.7%
202	Akamai Technologies, Inc. (a)	10,073
111	Google, Inc., Class A (a)	44,549

		54,622

	IT Services — 4.3%
107	Affiliated Computer Services, Inc., Class A (a)	5,550

JPMorgan Large Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

377	Automatic Data Processing, Inc.	17,838
357	Cognizant Technology Solutions Corp., Class A (a)	26,469

		49,857

	Machinery — 1.6%
278	Caterpillar, Inc.	18,299

	Multiline Retail — 0.9%
255	Nordstrom, Inc.	10,765

	Oil, Gas & Consumable Fuels — 2.6%
191	EOG Resources, Inc.	12,392
351	Valero Energy Corp.	18,087

		30,479

	Pharmaceuticals — 6.5%
94	Allergan, Inc.	10,552
217	AstraZeneca plc ADR (United Kingdom)	13,550
142	GlaxoSmithKline plc ADR (United Kingdom)	7,564
179	Johnson & Johnson	11,595
188	Novartis AG ADR (Switzerland)	10,981
434	Wyeth	22,039

		76,281

	Road & Rail — 2.7%
268	Burlington Northern Santa Fe Corp.	19,675
279	Norfolk Southern Corp.	12,294

		31,969

	Semiconductors & Semiconductor Equipment — 2.6%
415	Marvell Technology Group Ltd. (Bermuda) (a)	8,046
251	MEMC Electronic Materials, Inc. (a)	9,194
396	Texas Instruments, Inc.	13,157

		30,397

	Software — 4.0%
295	Autodesk, Inc. (a)	10,243
258	Intuit, Inc. (a)	8,286
1,024	Microsoft Corp.	27,980

		46,509

	Specialty Retail — 3.3%
255	Best Buy Co., Inc.	13,642
68	Michaels Stores, Inc.	2,965
899	Staples, Inc.	21,861

		38,468

	Tobacco — 2.9%
435	Altria Group, Inc.	33,261

	Wireless Telecommunication Services — 4.5%
599	America Movil S.A. de C.V., Series L ADR (Mexico)	23,587
804	Crown Castle International Corp. (a)	28,323

		51,910

	Total Common Stocks (Cost $867,929)	1,163,093

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
4,929	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $4,929)	4,929

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 5.9%
	Certificates of Deposit — 1.2%
3,000	Calyon, London, 5.30%, 10/03/06	3,000
3,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	3,000
3,000	Norinchukin Bank, New York, 5.32%, 10/24/06	3,000
2,000	Skandi, New York, FRN, 5.33%, 08/27/07	2,000
2,500	Union Bank of Switzerland, 5.29%, 10/10/06	2,500

		13,500

	Commercial Paper — 0.8%
3,481	Citigroup Funding, Inc., 5.30%, 10/20/06	3,481
2,987	Concord Minutemen C.C. LLC, Series A, 5.29%, 10/20/06	2,987
2,985	Fenway Funding LLC, 5.33%, 10/23/06	2,985

		9,453

	Corporate Notes — 0.5%
3,400	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	3,400
2,000	Morgan Stanley & Co., Inc., FRN, 5.56%, 10/29/07	2,000

		5,400

	Repurchase Agreements — 3.2%
6,988	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $6,991, collateralized by U.S. Government Agency Mortgages	6,988
12,500	Barclays Capital, 5.40%, dated 9/29/06, due 10/02/06, repurchase price $12,506, collateralized by U.S. Government Agency Mortgages	12,500
10,000	Bear Stearns Cos., Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages	10,000
8,000	Lehman Brothers, Inc. 5.38%, dated 9/29/06, due 10/02/06, repurchase price $8,004, collateralized by U.S. Government Agency Mortgages	8,000

		37,488

JPMorgan Large Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Time Deposit — 0.2%
3,000	American Express Bank, 5.29%, 10/16/06	3,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $68,841)	68,841

	Total Investments — 106.1% (Cost $941,699)	1,236,863
	Liabilities in Excess of Other Assets — (6.1)%	(71,275)

	NET ASSETS — 100.0%	$1,165,588

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt.
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,131
Aggregate gross unrealized depreciation	(10,967)

Net unrealized appreciation/depreciation	$295,164

Federal income tax cost of investments	$941,699

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Aerospace & Defense — 1.4%
186	Honeywell International, Inc.	7,612
79	L-3 Communications Holdings, Inc.	6,219

		13,831

	Beverages — 0.9%
127	Coca-Cola Co. (The)	5,683
177	Coca-Cola Enterprises, Inc.	3,685

		9,368

	Capital Markets — 3.6%
445	Bank of New York Co., Inc. (The)	15,676
158	Lazard Ltd., Class A (Bermuda)	6,305
190	Morgan Stanley	13,831

		35,812

	Chemicals — 1.3%
192	Dow Chemical Co. (The)	7,477
101	Praxair, Inc.	5,950

		13,427

	Commercial Banks — 5.5%
146	Fifth Third Bancorp	5,567
139	Marshall & Ilsley Corp.	6,683
53	SunTrust Banks, Inc.	4,119
260	U.S. Bancorp	8,634
260	Wachovia Corp.	14,491
420	Wells Fargo & Co.	15,185

		54,679

	Communications Equipment — 1.2%
505	Corning, Inc. (a)	12,317

	Consumer Finance — 0.8%
71	American Express Co.	3,982
51	Capital One Financial Corp.	4,043

		8,025

	Containers & Packaging — 0.7%
166	Ball Corp.	6,715

	Diversified Financial Services — 9.7%
696	Bank of America Corp.	37,308
70	CIT Group, Inc.	3,404
1,138	Citigroup, Inc.	56,544

		97,256

	Diversified Telecommunication Services — 3.6%
123	AT&T, Inc.	3,989
860	Verizon Communications, Inc.	31,924

		35,913

	Electric Utilities — 2.0%
286	Edison International	11,900
351	Northeast Utilities	8,168

		20,068

	Electronic Equipment & Instruments — 0.6%
286	Avnet, Inc. (a)	5,607

	Energy Equipment & Services — 0.8%
74	Noble Corp.	4,762
74	Weatherford International Ltd. (a)	3,067

		7,829

	Food & Staples Retailing — 0.5%
179	SUPERVALU, Inc.	5,298

	Health Care Providers & Services — 2.2%
271	Aetna, Inc.	10,710
148	WellPoint, Inc. (a)	11,427

		22,137

	Household Durables — 1.0%
339	Toll Brothers, Inc. (a)	9,525

	Household Products — 2.8%
458	Procter & Gamble Co.	28,368

	Industrial Conglomerates — 4.5%
1,092	General Electric Co.	38,551
228	Tyco International Ltd. (Bermuda)	6,373

		44,924

	Insurance — 7.0%
91	AMBAC Financial Group, Inc.	7,522
100	Assurant, Inc.	5,318
122	Endurance Specialty Holdings Ltd. (Bermuda)	4,298
444	Genworth Financial, Inc.	15,527
120	Hartford Financial Services Group, Inc.	10,387
132	MBIA, Inc.	8,086

JPMorgan Large Cap Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

175	RenaissanceRe Holdings Ltd. (Bermuda)	9,730
244	Willis Group Holdings Ltd. (United Kingdom)	9,257

		70,125

	IT Services — 1.4%
128	Affiliated Computer Services, Inc., Class A (a)	6,628
311	Sabre Holdings Corp., Class A	7,267

		13,895

	Machinery — 1.5%
80	Deere & Co.	6,721
76	Eaton Corp.	5,226
56	Kennametal, Inc.	3,161

		15,108

	Media — 3.8%
211	CBS Corp., Class B	5,936
207	Comcast Corp., Class A (a)	7,636
148	Gannett Co., Inc.	8,428
137	R.H. Donnelley Corp.	7,235
480	Time Warner, Inc.	8,741

		37,976

	Metals & Mining — 1.3%
181	Alcan, Inc. (Canada)	7,233
107	United States Steel Corp.	6,183

		13,416

	Multi-Utilities — 3.6%
147	Consolidated Edison, Inc.	6,796
142	Dominion Resources, Inc.	10,892
210	Duke Energy Corp.	6,339
133	SCANA Corp.	5,352
298	Xcel Energy, Inc.	6,148

		35,527

	Multiline Retail — 0.4%
299	Dollar General Corp.	4,069

	Office Electronics — 0.9%
592	Xerox Corp. (a)	9,207

	Oil, Gas & Consumable Fuels — 12.6%
203	Chesapeake Energy Corp.	5,886
328	Chevron Corp.	21,267
297	ConocoPhillips	17,678
142	Devon Energy Corp.	8,986
112	EOG Resources, Inc.	7,253
827	Exxon Mobil Corp.	55,495
110	Peabody Energy Corp.	4,057
97	Valero Energy Corp.	4,998

		125,620

	Paper & Forest Products — 0.9%
147	Weyerhaeuser Co.	9,070

	Pharmaceuticals — 6.8%
167	Abbott Laboratories	8,119
87	Eli Lilly & Co.	4,936
273	Merck & Co., Inc.	11,451
714	Pfizer, Inc.	20,244
295	Schering-Plough Corp.	6,510
84	Sepracor, Inc. (a)	4,050
247	Wyeth	12,542

		67,852

	Real Estate Investment Trusts (REITs) — 2.4%
128	Apartment Investment & Management Co.	6,970
149	Global Signal, Inc.	7,521
179	Mack-Cali Realty Corp.	9,272

		23,763

	Road & Rail — 2.9%
259	CSX Corp.	8,486
467	Norfolk Southern Corp.	20,585

		29,071

	Software — 0.4%
163	Symantec Corp. (a)	3,458

	Specialty Retail — 1.4%
566	Staples, Inc.	13,768

	Thrifts & Mortgage Finance — 3.8%
441	Freddie Mac	29,267
138	MGIC Investment Corp.	8,246

		37,513

	Tobacco — 2.2%
284	Altria Group, Inc.	21,733

	Wireless Telecommunication Services — 1.5%
850	Sprint Nextel Corp.	14,583

	Total Common Stocks
	(Cost $803,524)	976,853

	Short-Term Investment — 2.3%
	Investment Company — 2.3%
23,243	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $23,243)	23,243

JPMorgan Large Cap Value Fund

 Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities Loaned — 8.6%
	Certificates of Deposit — 1.3%
4,000	Mizuho Corporate Bank Ltd., New York, 5.30%, 10/26/06	4,000
4,000	Norinchukin Bank, New York, 5.32%, 10/24/06	4,000
4,000	Skandi, New York, FRN, 5.33%, 08/27/07	4,000
875	Societe Generale, New York, FRN, 5.32%, 06/20/07	875

		12,875

	Commercial Paper — 1.1%
2,983	Citigroup Funding, Inc., 5.30%, 10/20/06	2,983
3,982	Concord Minutemen C.C. LLC, 5.29%, 10/20/06	3,982
3,981	Fenway Funding LLC, 5.33%, 10/23/06	3,981

		10,946

	Corporate Notes — 1.8%
4,000	American Express Credit Corp., FRN, 5.34%, 01/15/08	4,000
1,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	1,000
3,200	Beta Finance, Inc., FRN, 5.44%, 03/15/07	3,200
3,200	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	3,200
1,000	CDC Financial Products, Inc., FRN, 5.43%, 11/29/06	1,000
493	Citigroup Global Markets Holdings, Inc., FRN, 5.50%, 12/12/06	493
739	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	739
1,000	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	1,000
370	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	370
3,000	Morgan Stanley & Co., Inc., FRN, 5.56%, 10/29/07	3,000

		18,002

	Repurchase Agreements — 4.4%
12,283	Banc of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $12,289, collateralized by U.S. Government Agency Mortgages	12,283
10,500	Barclays Capital, Inc., 5.40%, dated 9/29/06, due 10/02/06, repurchase price $10,505, collateralized by U.S. Government Agency Mortgages	10,500
10,500	Lehman Brothers, Inc., 5.38%, dated 9/29/06, due 10/02/06, repurchase price $10,505, collateralized by U.S. Government Agency Mortgages	10,500
10,500	UBS Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $10,505, collateralized by U.S. Government Agency Mortgages	10,500

		43,783

	Total Investments of Cash Collateral for Securities Loaned (Cost $85,606)	85,606

	Total Investments — 108.8%
	(Cost $912,373)	1,085,702
	Liabilities in Excess of Other Assets — (8.8)%	(87,556)

	Net Assets — 100.0%	$998,146

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,135
Aggregate gross unrealized depreciation	(8,806)

Net unrealized appreciation/depreciation	$173,329

Federal income tax cost of investments	$912,373

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 1.4%
11	AAR Corp. (a)	255
19	Alliant Techsystems, Inc. (a)	1,549
4	Applied Signal Technology, Inc.	62
18	Armor Holdings, Inc. (a)	1,030
40	Ceradyne, Inc. (a)	1,663
7	Cubic Corp.	143
24	DRS Technologies, Inc.	1,046
6	EDO Corp.	145
20	GenCorp, Inc. (a)	261
14	Moog, Inc., Class A (a)	473
29	Precision Castparts Corp.	1,857
13	Teledyne Technologies, Inc. (a)	532
5	Triumph Group, Inc.	215

		9,231

	Air Freight & Logistics — 0.9%
58	CH Robinson Worldwide, Inc.	2,603
25	EGL, Inc. (a)	901
50	Expeditors International of Washington, Inc.	2,234
16	Hub Group, Inc., Class A (a)	367

		6,105

	Airlines — 0.6%
62	Airtran Holdings, Inc. (a)	620
40	Alaska Air Group, Inc. (a)	1,510
10	Frontier Airlines Holdings, Inc. (a)	78
11	Mesa Air Group, Inc. (a)	82
77	Skywest, Inc.	1,880

		4,170

	Auto Components — 0.7%
123	ArvinMeritor, Inc.	1,745
7	Bandag, Inc.	277
18	BorgWarner, Inc.	1,039
4	Drew Industries, Inc. (a)	113
33	Gentex Corp.	473
6	Keystone Automotive Industries, Inc. (a)	228
17	LKQ Corp. (a)	372
14	Modine Manufacturing Co.	342
5	Standard Motor Products, Inc.	54
10	Superior Industries International, Inc.	160

		4,803

	Automobiles — 0.5%
5	Coachmen Industries, Inc.	55
22	Fleetwood Enterprises, Inc. (a)	146
11	Monaco Coach Corp.	120
58	Thor Industries, Inc.	2,372
13	Winnebago Industries, Inc.	423

		3,116

	Beverages — 0.1%
42	PepsiAmericas, Inc.	899

	Biotechnology — 1.0%
24	Arqule, Inc. (a)	102
34	Cephalon, Inc. (a)	2,099
9	Martek Biosciences Corp. (a)	204
231	Millennium Pharmaceuticals, Inc. (a)	2,295
14	PDL BioPharma, Inc. (a)	267
28	Regeneron Pharmaceuticals, Inc. (a)	440
24	Savient Pharmaceuticals, Inc. (a)	153
24	Vertex Pharmaceuticals, Inc. (a)	792

		6,352

	Building Products — 0.6%
9	Apogee Enterprises, Inc.	138
6	ElkCorp.	169
11	Griffon Corp. (a)	251
75	Lennox International, Inc.	1,726
15	NCI Building Systems, Inc. (a)	851
5	Simpson Manufacturing Co., Inc.	143
18	Universal Forest Products, Inc.	866

		4,144

	Capital Markets — 1.9%
60	A.G. Edwards, Inc.	3,194
25	Investment Technology Group, Inc. (a)	1,101
33	Investors Financial Services Corp.	1,439
43	Jefferies Group, Inc.	1,220
21	LaBranche & Co., Inc. (a)	222
33	Piper Jaffray Cos. (a)	2,002
59	Raymond James Financial, Inc.	1,736
24	SEI Investments Co.	1,376
6	SWS Group, Inc.	138
9	TradeStation Group, Inc. (a)	136

		12,564

	Chemicals — 2.3%
10	Airgas, Inc.	354
8	Albemarle Corp.	413
7	Arch Chemicals, Inc.	203
15	Cabot Corp.	543
10	Cytec Industries, Inc.	543
19	Ferro Corp.	331
10	FMC Corp.	622
25	Georgia Gulf Corp.	683
67	H.B. Fuller Co.	1,570
36	Lubrizol Corp.	1,629
124	Lyondell Chemical Co.	3,135
12	MacDermid, Inc.	388
4	Material Sciences Corp. (a)	36
85	Olin Corp.	1,307
11	OM Group, Inc. (a)	486
29	Omnova Solutions, Inc. (a)	119
2	Penford Corp.	29
30	PolyOne Corp. (a)	251
3	Quaker Chemical Corp.	52
56	RPM International, Inc.	1,068
10	Schulman A., Inc.	234
3	Scotts Miracle-Gro Co. (The), Class A	138
17	Sensient Technologies Corp.	329

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	Tronox, Inc., Class B	112
29	Valspar Corp.	762
13	Wellman, Inc.	50

		15,387

	Commercial Banks — 4.1%
74	Associated Banc-Corp.	2,390
48	Bank of Hawaii Corp.	2,303
13	Boston Private Financial Holdings, Inc.	365
19	Cathay General Bancorp, Class B	691
12	Central Pacific Financial Corp.	425
18	Chittenden Corp.	519
13	City National Corp.	877
75	Colonial BancGroup, Inc. (The)	1,837
12	Community Bank System, Inc.	259
25	Cullen/Frost Bankers, Inc.	1,428
25	East-West Bancorp, Inc.	980
32	First Bancorp	349
28	First Commonwealth Financial Corp.	367
5	First Indiana Corp.	136
10	First Republic Bank	408
33	FirstMerit Corp.	771
12	Glacier Bancorp, Inc.	417
47	Greater Bay Bancorp	1,319
15	Hanmi Financial Corp.	297
8	Independent Bank Corp.	186
10	Irwin Financial Corp.	193
39	Mercantile Bankshares Corp.	1,423
9	Nara Bancorp, Inc.	162
7	PrivateBancorp, Inc.	342
7	Prosperity Bancshares, Inc.	249
12	Provident Bankshares Corp.	450
26	Republic Bancorp, Inc.	345
25	South Financial Group, Inc. (The)	661
8	Sterling Bancorp	148
14	Sterling Bancshares, Inc.	278
12	Sterling Financial Corp.	386
18	Susquehanna Bancshares, Inc.	442
33	TCF Financial Corp.	857
18	Texas Regional Bancshares, Inc.	680
23	Umpqua Holdings Corp.	671
17	United Bancshares, Inc.	636
24	Whitney Holding Corp.	855
27	Wilmington Trust Corp.	1,204
6	Wilshire Bancorp, Inc.	116
9	Wintrust Financial Corp.	464

		26,886

	Commercial Services & Supplies — 3.0%
16	ABM Industries, Inc.	296
36	Adesa, Inc.	838
9	Administaff, Inc.	298
2	Angelica Corp.	36
17	Banta Corp.	808
13	Bowne & Co., Inc.	188
13	Brink’s Co. (The)	665
6	CDI Corp.	127
12	Central Parking Corp.	190
8	Coinstar, Inc. (a)	218
4	Consolidated Graphics, Inc. (a)	270
4	Corporate Executive Board Co.	372
20	Deluxe Corp.	349
31	Dun & Bradstreet Corp. (a)	2,345
8	G&K Services, Inc., Class A	310
9	Healthcare Services Group, Inc.	218
7	Heidrick & Struggles International, Inc. (a)	250
11	John H. Harland Co.	398
13	Kelly Services, Inc., Class A	355
12	Korn/Ferry International (a)	254
42	Labor Ready, Inc. (a)	665
61	Manpower, Inc.	3,731
14	Mobile Mini, Inc. (a)	385
20	Navigant Consulting, Inc. (a)	393
12	NCO Group, Inc. (a)	324
10	On Assignment, Inc. (a)	97
45	Republic Services, Inc.	1,829
11	Rollins, Inc.	228
9	School Specialty, Inc. (a)	317
20	Spherion Corp. (a)	142
11	Standard Register Co. (The)	148
22	Tetra Tech, Inc. (a)	389
30	United Stationers, Inc. (a)	1,374
8	Viad Corp.	288
5	Volt Information Sciences, Inc. (a)	174
16	Watson Wyatt & Co. Holdings, Class A	674

		19,943

	Communications Equipment — 2.0%
27	Adtran, Inc.	633
32	Andrew Corp. (a)	295
33	Avocent Corp. (a)	987
4	Bel Fuse, Inc., Class B	118
6	Black Box Corp.	249
5	Blue Coat Systems, Inc. (a)	89
28	C-COR, Inc. (a)	238
77	CommScope, Inc. (a)	2,516
8	Comtech Telecommunications Corp. (a)	277
10	Digi International, Inc. (a)	138
12	Ditech Networks, Inc. (a)	95
10	F5 Networks, Inc. (a)	556
23	Harmonic, Inc. (a)	169
62	Harris Corp.	2,751
10	Inter-Tel, Inc.	218
13	Netgear, Inc. (a)	271
12	Network Equipment Technologies, Inc. (a)	50
11	PC-Tel, Inc. (a)	112
19	Plantronics, Inc.	340
88	Polycom, Inc. (a)	2,149
39	Powerwave Technologies, Inc. (a)	293
18	Symmetricom, Inc. (a)	145
5	Tollgrade Communications, Inc. (a)	48
41	Utstarcom, Inc. (a)	367
8	Viasat, Inc. (a)	209

		13,313

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Computers & Peripherals — 0.9%
43	Adaptec, Inc. (a)	191
10	Hutchinson Technology, Inc. (a)	209
24	Imation Corp.	972
39	Komag, Inc. (a)	1,251
62	McData Corp., Class A (a)	313
8	Neoware Systems, Inc. (a)	105
11	Novatel Wireless, Inc. (a)	110
37	Palm, Inc. (a)	533
9	Synaptics, Inc. (a)	229
105	Western Digital Corp. (a)	1,901

		5,814

	Construction & Engineering — 1.0%
20	EMCOR Group, Inc. (a)	1,121
41	Granite Construction, Inc.	2,211
9	Insituform Technologies, Inc., Class A (a)	207
19	Jacobs Engineering Group, Inc. (a)	1,413
26	Quanta Services, Inc. (a)	432
26	URS Corp. (a)	999

		6,383

	Construction Materials — 0.6%
28	Florida Rock Industries, Inc.	1,073
33	Headwaters, Inc. (a)	773
17	Martin Marietta Materials, Inc.	1,470
8	Texas Industries, Inc.	440

		3,756

	Consumer Finance — 0.4%
90	AmeriCredit Corp. (a)	2,242
10	Cash America International, Inc.	373
8	Rewards Network, Inc. (a)	40
7	World Acceptance Corp. (a)	312

		2,967

	Containers & Packaging — 0.3%
10	Aptargroup, Inc.	526
9	Caraustar Industries, Inc. (a)	72
5	Chesapeake Corp.	70
11	Myers Industries, Inc.	179
11	Packaging Corp. of America	261
9	Rock-Tenn Co., Class A	176
18	Sonoco Products Co.	590

		1,874

	Distributors — 0.1%
8	Audiovox Corp. (a)	109
11	Building Material Holding Corp.	285

		394

	Diversified Consumer Services — 1.1%
79	Career Education Corp. (a)	1,777
63	Corinthian Colleges, Inc. (a)	686
5	CPI Corp.	240
11	DeVry, Inc. (a)	231
11	ITT Educational Services, Inc. (a)	724
29	Laureate Education, Inc. (a)	1,410
6	Pre-Paid Legal Services, Inc.	253
12	Regis Corp.	430
32	Sotheby’s Holdings, Inc., Class A	1,046
9	Universal Technical Institute, Inc. (a)	156
4	Vertrue, Inc. (a)	152

		7,105

	Diversified Financial Services — 0.1%
9	Financial Federal Corp.	242
12	Leucadia National Corp.	303
6	Portfolio Recovery Associates, Inc. (a)	269

		814

	Diversified Telecommunication Services — 0.2%
97	Cincinnati Bell, Inc. (a)	467
8	Commonwealth Telephone Enterprises, Inc.	322
22	General Communication, Inc., Class A (a)	271

		1,060

	Electric Utilities — 1.2%
8	Allete, Inc.	341
6	Central Vermont Public Service Corp.	142
17	Cleco Corp.	428
33	Duquesne Light Holdings, Inc.	640
10	El Paso Electric Co. (a)	217
42	Great Plains Energy, Inc.	1,302
6	Green Mountain Power Corp.	200
19	Hawaiian Electric Industries, Inc.	510
9	Idacorp, Inc.	326
46	Northeast Utilities	1,081
90	Pepco Holdings, Inc.	2,170
7	UIL Holdings Corp.	261
14	Unisource Energy Corp.	454

		8,072

	Electrical Equipment — 1.6%
14	A.O. Smith Corp.	535
31	Acuity Brands, Inc.	1,394
11	Baldor Electric Co.	335
48	Belden CDT, Inc.	1,820
23	Hubbell, Inc., Class B	1,104
11	MagneTek, Inc. (a)	37
43	Regal-Beloit Corp.	1,874
7	Roper Industries, Inc.	323
48	Thomas & Betts Corp. (a)	2,295
16	Vicor Corp.	184
11	Woodward Governor Co.	366

		10,267

	Electronic Equipment & Instruments — 3.0%
29	Aeroflex, Inc. (a)	299
12	Agilysis, Inc.	166
13	Amphenol Corp., Class A	787
8	Anixter International, Inc. (a)	455
94	Arrow Electronics, Inc. (a)	2,566
72	Avnet, Inc. (a)	1,409
11	Bell Microproducts, Inc. (a)	55
41	Benchmark Electronics, Inc. (a)	1,089
21	Brightpoint, Inc. (a)	293
14	Checkpoint Systems, Inc. (a)	228
17	Cognex Corp.	438
17	Coherent, Inc. (a)	578
11	CTS Corp.	148
13	Daktronics, Inc.	275

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	Electro Scientific Industries, Inc. (a)	181
18	Gerber Scientific, Inc. (a)	276
18	Global Imaging Systems, Inc (a)	397
46	Ingram Micro, Inc. Class A (a)	888
21	Insight Enterprises, Inc. (a)	430
16	Itron, Inc. (a)	907
5	Keithley Instruments, Inc.	64
34	Kemet Corp. (a)	272
8	Littelfuse, Inc. (a)	265
8	Lo Jack Corp. (a)	147
7	Mercury Computer Systems, Inc. (a)	83
12	Methode Electronics, Inc.	110
8	MTS Systems Corp.	256
14	National Instruments Corp.	394
15	Newport Corp. (a)	252
8	Park Electrochemical Corp.	259
13	Paxar Corp. (a)	255
9	Photon Dynamics, Inc. (a)	126
6	Planar Systems, Inc. (a)	63
67	Plexus Corp. (a)	1,286
7	Radisys Corp. (a)	151
6	Rogers Corp. (a)	380
10	Scansource, Inc. (a)	310
14	Tech Data Corp. (a)	519
13	Technitrol, Inc.	392
15	Trimble Navigation, Ltd. (a)	709
120	Vishay Intertechnology, Inc. (a)	1,686
7	X-Rite, Inc.	72

		19,916

	Energy Equipment & Services — 4.6%
4	Atwood Oceanics, Inc. (a)	177
9	Bristow Group, Inc. (a)	312
39	Cameron International Corp. (a)	1,892
96	ENSCO International, Inc.	4,194
4	FMC Technologies, Inc. (a)	225
56	Grant Prideco, Inc. (a)	2,121
-(h)	Hanover Compressor Co. (a)	7
94	Helmerich & Payne, Inc.	2,169
29	Input/Output, Inc. (a)	285
46	Lone Star Technologies, Inc. (a)	2,222
6	Lufkin Industries, Inc.	302
19	Maverick Tube Corp. (a)	1,264
30	NS Group, Inc. (a)	1,921
29	Oceaneering International, Inc. (a)	896
120	Patterson-UTI Energy, Inc.	2,854
54	Pride International, Inc. (a)	1,468
25	SEACOR Holdings, Inc. (a)	2,055
52	Tidewater, Inc.	2,309
46	Unit Corp. (a)	2,134
20	Veritas DGC, Inc. (a)	1,322
6	W-H Energy Services, Inc. (a)	232

		30,361

	Food & Staples Retailing — 0.4%
14	BJ’s Wholesale Club, Inc. (a)	399
20	Casey’s General Stores, Inc.	440
20	Longs Drug Stores Corp.	917
4	Nash Finch Co.	89
20	Performance Food Group Co. (a)	551
15	Ruddick Corp.	397

		2,793

	Food Products — 1.1%
7	American Italian Pasta Co. (a)	55
19	Corn Products International, Inc.	632
14	Delta & Pine Land Co.	571
14	Hain Celestial Group, Inc. (a)	365
39	Hormel Foods Corp.	1,396
6	J & J Snack Foods Corp.	173
16	JM Smucker Co. (The)	783
13	Lancaster Colony Corp.	576
9	Lance, Inc.	206
5	Peet’s Coffee & Tea, Inc. (a)	118
6	Sanderson Farms, Inc.	199
51	Smithfield Foods, Inc. (a)	1,390
17	Tootsie Roll Industries, Inc.	499
10	TreeHouse Foods, Inc. (a)	246

		7,209

	Gas Utilities — 2.9%
43	AGL Resources, Inc.	1,579
49	Atmos Energy Corp.	1,387
3	Cascade Natural Gas Corp.	87
20	Energen Corp.	823
3	Equitable Resources, Inc.	112
8	Laclede Group, Inc. (The)	267
40	National Fuel Gas Co.	1,453
11	Northwest Natural Gas Co.	426
89	Oneok, Inc.	3,375
30	Piedmont Natural Gas Co.	761
52	Questar Corp.	4,261
11	South Jersey Industries, Inc.	337
83	Southern Union Co.	2,192
15	Southwest Gas Corp.	494
54	UGI Corp.	1,317
6	WGL Holdings, Inc.	199

		19,070

	Health Care Equipment & Supplies — 4.5%
18	Advanced Medical Optics, Inc. (a)	699
11	American Medical Systems Holdings, Inc. (a)	208
4	Analogic Corp.	223
20	Beckman Coulter, Inc.	1,136
9	Biolase Technology, Inc. (a)	53
12	Biosite, Inc. (a)	546
12	CONMED Corp. (a)	244
21	Cooper Cos., Inc. (The)	1,138
9	Cyberonics, Inc. (a)	151
59	Cytyc Corp. (a)	1,447
5	Datascope Corp.	159
113	Dentsply International, Inc.	3,397
8	DJO, Inc. (a)	341
31	Edwards Lifesciences Corp. (a)	1,466
17	Gen-Probe, Inc. (a)	808
8	Greatbatch, Inc. (a)	191

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	Haemonetics Corp. (a)	849
54	Hillenbrand Industries, Inc.	3,059
1	Hologic, Inc. (a)	28
5	ICU Medical, Inc. (a)	210
12	Idexx Laboratories, Inc. (a)	1,120
43	Immucor, Inc. (a)	974
12	Integra LifeSciences Holdings Corp. (a)	434
5	Intermagnetics General Corp. (a)	128
18	Intuitive Surgical, Inc. (a)	1,893
11	Invacare Corp.	247
4	Kensey Nash Corp. (a)	128
36	Mentor Corp.	1,790
11	Meridian Bioscience, Inc.	247
10	Merit Medical Systems, Inc. (a)	140
5	Osteotech, Inc. (a)	20
7	Palomar Medical Technologies, Inc. (a)	296
6	Possis Medical, Inc. (a)	64
23	Resmed, Inc. (a)	922
18	Respironics, Inc. (a)	710
41	Steris Corp.	998
6	SurModics, Inc. (a)	210
13	Theragenics Corp. (a)	38
45	Varian Medical Systems, Inc. (a)	2,412
12	Viasys Healthcare, Inc. (a)	318
4	Vital Signs, Inc.	236

		29,678

	Health Care Providers & Services — 3.5%
6	Amedisys, Inc. (a)	222
10	AMERIGROUP Corp. (a)	306
11	Amsurg Corp. (a)	244
64	Apria Healthcare Group, Inc. (a)	1,256
38	Centene Corp. (a)	620
10	Chemed Corp.	315
5	Community Health Systems, Inc. (a)	204
11	Cross Country Healthcare, Inc. (a)	190
9	CryoLife, Inc. (a)	59
7	Genesis HealthCare Corp. (a)	348
9	Gentiva Health Services, Inc. (a)	154
67	Health Net, Inc. (a)	2,913
4	Healthways, Inc. (a)	176
56	Henry Schein, Inc. (a)	2,809
10	Hooper Holmes, Inc.	35
11	inVentiv Health, Inc. (a)	349
8	LCA Vision, Inc.	347
62	LifePoint Hospitals, Inc. (a)	2,182
30	Lincare Holdings, Inc. (a)	1,039
8	Matria Healthcare, Inc. (a)	230
14	Odyssey HealthCare, Inc. (a)	193
55	Omnicare, Inc.	2,381
16	Owens & Minor, Inc.	513
19	Psychiatric Solutions, Inc. (a)	644
6	RehabCare Group, Inc. (a)	72
11	Sierra Health Services, Inc. (a)	432
28	Sunrise Senior Living, Inc. (a)	830
42	Triad Hospitals, Inc. (a)	1,832
33	Universal Health Services, Inc., Class B	1,978
11	VCA Antech, Inc. (a)	390

		23,263

	Health Care Technology — 0.2%
16	Cerner Corp. (a)	719
17	Dendrite International, Inc. (a)	168
13	Per-Se Technologies, Inc. (a)	295

		1,182

	Hotels, Restaurants & Leisure — 2.4%
19	Applebee’s International, Inc.	403
17	Aztar Corp. (a)	886
12	Bob Evans Farms, Inc.	354
23	Boyd Gaming Corp.	896
57	Brinker International, Inc.	2,291
26	CBRL Group, Inc.	1,065
4	CEC Entertainment, Inc. (a)	127
5	IHOP Corp.	248
14	International Speedway Corp., Class A	708
50	Jack in the Box, Inc. (a)	2,589
8	Landry’s Restaurants, Inc.	240
7	Lone Star Steakhouse & Saloon, Inc.	204
9	Marcus Corp.	216
16	Multimedia Games, Inc. (a)	149
6	O’Charley’s, Inc. (a)	115
13	Papa John’s International, Inc. (a)	472
9	Pinnacle Entertainment, Inc. (a)	241
24	Rare Hospitality International, Inc. (a)	720
3	Red Robin Gourmet Burgers, Inc. (a)	143
74	Ruby Tuesday, Inc.	2,083
15	Ryan’s Restaurant Group, Inc. (a)	230
14	Shuffle Master, Inc. (a)	380
20	Sonic Corp. (a)	442
9	Steak N Shake Co. (The) (a)	151
26	Triarc Cos., Inc., Class B	386

		15,739

	Household Durables — 1.7%
31	American Greetings Corp., Class A	710
4	Basset Furniture Industries, Inc.	61
6	Beazer Homes USA, Inc.	250
11	Blyth, Inc.	257
13	Champion Enterprises, Inc. (a)	87
24	Ethan Allen Interiors, Inc.	818
96	Furniture Brands International, Inc.	1,824
4	Hovnanian Enterprises, Inc., Class A (a)	124
16	Interface, Inc., Class A (a)	211
20	Lay-Z-Boy, Inc.	284
-(h)	Lennar Corp., Class B	- (h)
4	Lenox Group, Inc. (a)	25
5	Libbey, Inc.	54
5	M/I Homes, Inc.	173
26	Mohawk Industries, Inc. (a)	1,925
2	National Presto Industries, Inc.	122
5	NVR, Inc. (a)	2,729
5	Russ Berrie & Co., Inc. (a)	80
11	Ryland Group, Inc.	474
3	Skyline Corp.	103

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	Toll Brothers, Inc. (a)	499
35	Tupperware Brands Corp.	672

		11,482

	Household Products — 0.4%
31	Energizer Holdings, Inc. (a)	2,213
22	Spectrum Brands, Inc. (a)	185
5	WD-40 Co.	182

		2,580

	Independent Power Producers & Energy Traders — 0.0% (g)
6	Black Hills Corp.	201

	Industrial Conglomerates — 0.4%
16	Carlisle Cos., Inc.	1,337
4	Sequa Corp., Class A (a)	334
4	Standex International Corp.	115
14	Teleflex, Inc.	772
12	Tredegar Corp.	206

		2,764

	Insurance — 4.3%
38	American Financial Group, Inc.	1,791
20	AmerUs Group Co.	1,379
40	Delphi Financial Group, Inc.	1,613
10	Everest Re Group Ltd. (Barbados)	947
37	Fidelity National Financial, Inc.	1,554
45	First American Corp.	1,905
14	Hanover Insurance Group, Inc. (The)	612
36	HCC Insurance Holdings, Inc.	1,181
5	Hilb, Rogal & Hobbs Co.	233
17	Horace Mann Educators Corp.	333
8	Infinity Property & Casualty Corp.	335
13	LandAmerica Financial Group, Inc.	825
14	Mercury General Corp.	693
52	Ohio Casualty Corp.	1,355
108	Old Republic International Corp.	2,392
44	Philadelphia Consolidated Holding Co. (a)	1,762
9	Presidential Life Corp.	211
43	Protective Life Corp.	1,955
6	Safety Insurance Group, Inc.	277
1	SCPIE Holdings, Inc. (a)	33
11	Selective Insurance Group	572
30	Stancorp Financial Group, Inc.	1,333
7	Stewart Information Services Corp.	254
7	United Fire & Casualty Co.	214
18	Unitrin, Inc.	810
96	W.R. Berkley Corp.	3,392
13	Zenith National Insurance Corp.	524

		28,485

	Internet & Catalog Retail — 0.1%
24	Coldwater Creek, Inc. (a)	698
9	PetMed Express, Inc. (a)	98
8	Stamps.com, Inc. (a)	149

		945

	Internet Software & Services — 0.4%
4	Bankrate, Inc. (a)	103
16	Digital Insight Corp. (a)	459
11	Infospace, Inc. (a)	203
20	j2 Global Communications, Inc. (a)	536
11	MIVA, Inc. (a)	36
25	United Online, Inc.	302
14	WebEx Communications, Inc. (a)	551
18	Websense, Inc. (a)	394

		2,584

	IT Services — 2.7%
30	Acxiom Corp.	749
36	Alliance Data Systems Corp. (a)	2,006
80	BISYS Group, Inc. (The) (a)	872
19	CACI International, Inc., Class A (a)	1,032
5	Carreker Corp. (a)	28
43	Ceridian Corp. (a)	952
21	Ciber, Inc. (a)	136
52	Cognizant Technology Solutions Corp., Class A (a)	3,831
76	CSG Systems International, Inc. (a)	1,999
31	DST Systems, Inc. (a)	1,888
14	eFunds Corp. (a)	340
29	Fidelity National Information Services, Inc.	1,081
11	Gevity HR, Inc.	241
14	Global Payments, Inc.	620
23	Keane, Inc. (a)	328
11	Mantech International Corp., Class A (a)	359
9	MAXIMUS, Inc.	222
33	MoneyGram International, Inc.	973
18	MPS Group, Inc. (a)	267
5	Startek, Inc.	60
7	SYKES Enterprises, Inc. (a)	136

		18,120

	Leisure Equipment & Products — 0.4%
7	Arctic Cat, Inc.	124
25	Callaway Golf Co.	330
9	JAKKS Pacific, Inc. (a)	155
16	K2, Inc. (a)	191
6	MarineMax, Inc. (a)	155
31	Nautilus Group, Inc.	429
20	Polaris Industries, Inc.	803
8	RC2 Corp. (a)	281
9	Sturm Ruger & Co., Inc. (a)	71

		2,539

	Life Sciences Tools & Services — 1.4%
7	Cambrex Corp.	155
21	Charles River Laboratories International, Inc. (a)	924
13	Covance, Inc. (a)	877
7	Dionex Corp. (a)	350
10	Enzo Biochem, Inc. (a)	123
26	Invitrogen Corp. (a)	1,678
5	Kendle International, Inc. (a)	157
8	Parexel International Corp. (a)	267
56	Pharmaceutical Product Development, Inc.	2,013
7	PharmaNet Development Group, Inc. (a)	144
15	Techne Corp. (a)	788
32	Varian, Inc. (a)	1,468

		8,944

	Machinery — 4.0%
58	AGCO Corp. (a)	1,475

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

13	Albany International Corp.	413
6	Astec Industries, Inc. (a)	160
7	ASV, Inc. (a)	106
18	Barnes Group, Inc.	318
29	Crane Co.	1,203
4	Donaldson Co., Inc.	146
8	EnPro Industries, Inc. (a)	248
18	Federal Signal Corp.	270
60	Gardner Denver, Inc. (a)	2,001
16	Harsco Corp.	1,214
115	JLG Industries, Inc.	2,280
18	Joy Global, Inc.	687
11	Kaydon Corp.	421
21	Kennametal, Inc.	1,185
17	Lincoln Electric Holdings, Inc.	922
4	Lindsay Manufacturing Co.	114
4	Lydall, Inc. (a)	39
17	Manitowoc Co., Inc. (The)	771
13	Mueller Industries, Inc.	464
14	Nordson Corp.	557
37	Oshkosh Truck Corp.	1,861
31	Pentair, Inc.	819
5	Robbins & Myers, Inc.	147
51	SPX Corp.	2,718
74	Timken Co.	2,197
17	Toro Co.	707
68	Trinity Industries, Inc.	2,201
8	Valmont Industries, Inc.	409
11	Wabash National Corp.	153
10	Watts Water Technologies, Inc., Class A	326
5	Wolverine Tube, Inc. (a)	14

		26,546

	Media — 1.0%
4	4Kids Entertainment, Inc. (a)	58
13	Advo, Inc.	355
3	Arbitron, Inc.	128
16	Belo Corp., Class A	249
14	Catalina Marketing Corp.	372
13	Emmis Communications Corp., Class A (a)	159
53	Harte-Hanks, Inc.	1,390
18	Lee Enterprises, Inc.	460
26	Live Nation, Inc. (a)	534
9	Media General, Inc., Class A	328
32	Radio One, Inc., Class D (a)	199
49	Scholastic Corp. (a)	1,538
1	Washington Post Co. (The), Class B	433
12	Westwood One, Inc.	85

		6,288

	Metals & Mining — 2.0%
11	Aleris International, Inc. (a)	577
7	AM Castle & Co.	190
11	AMCOL International Corp.	277
5	Brush Engineered Materials, Inc. (a)	113
12	Carpenter Technology Corp.	1,340
9	Century Aluminum Co. (a)	307
49	Chaparral Steel Co.	1,673
17	Cleveland-Cliffs, Inc.	657
76	Commercial Metals Co.	1,539
39	Quanex Corp.	1,180
35	Reliance Steel & Aluminum Co.	1,136
9	RTI International Metals, Inc. (a)	381
8	Ryerson, Inc.	185
52	Steel Dynamics, Inc.	2,646
3	Steel Technologies, Inc.	67
49	Worthington Industries, Inc.	831

		13,099

	Multi-Utilities — 3.0%
86	Alliant Energy Corp.	3,062
147	Aquila, Inc. (a)	636
19	Avista Corp.	452
5	CH Energy Group, Inc.	270
101	Energy East Corp.	2,400
123	MDU Resources Group, Inc.	2,739
30	NSTAR	1,008
63	PNM Resources, Inc.	1,742
61	Puget Energy, Inc.	1,394
54	SCANA Corp.	2,172
4	Vectren Corp.	112
49	Wisconsin Energy Corp.	2,093
40	WPS Resources Corp.	1,996

		20,076

	Multiline Retail — 0.5%
23	99 Cents Only Stores (a)	275
71	Dollar Tree Stores, Inc. (a)	2,184
14	Fred’s, Inc.	182
54	Saks, Inc.	932
3	Tuesday Morning Corp.	45

		3,618

	Oil, Gas & Consumable Fuels — 3.2%
13	Cabot Oil & Gas Corp.	618
24	Cimarex Energy Co.	841
37	Frontier Oil Corp.	975
46	Helix Energy Solutions Group, Inc. (a)	1,533
4	Mariner Energy, Inc. (a)	77
15	Newfield Exploration Co. (a)	585
65	Noble Energy, Inc.	2,979
36	Overseas Shipholding Group, Inc.	2,228
81	Peabody Energy Corp.	2,964
13	Penn Virginia Corp.	812
6	Petroleum Development Corp. (a)	258
41	Pioneer Natural Resources Co.	1,606
22	Plains Exploration & Production Co. (a)	963
34	Pogo Producing Co.	1,395
24	Southwestern Energy Co. (a)	706
15	St. Mary Land & Exploration Co.	564
13	Stone Energy Corp. (a)	529
21	Swift Energy Co. (a)	886
9	World Fuel Services Corp.	356

		20,875

	Paper & Forest Products — 0.2%
11	Buckeye Technologies, Inc. (a)	96

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Deltic Timber Corp.	183
14	Glatfelter	187
6	Neenah Paper, Inc.	200
5	Pope & Talbot, Inc. (a)	31
5	Schweitzer-Mauduit International, Inc.	90
18	Wausau-Mosinee Paper Corp.	238

		1,025

	Personal Products — 0.4%
70	NBTY, Inc. (a)	2,035
16	Playtex Products, Inc. (a)	219
4	USANA Health Sciences, Inc. (a)	175

		2,429

	Pharmaceuticals — 0.6%
49	Alpharma, Inc., Class A	1,154
6	Bradley Pharmaceuticals, Inc. (a)	89
6	CNS, Inc.	160
13	Connetics Corp. (a)	145
9	MGI Pharma, Inc. (a)	154
7	Noven Pharmaceuticals, Inc. (a)	175
8	Par Pharmaceutical Cos., Inc. (a)	148
32	Perrigo Co.	546
11	Sciele Pharma, Inc. (a)	211
14	Sepracor, Inc. (a)	667
21	Valeant Pharmaceuticals International	413

		3,862

	Real Estate Investment Trusts (REITs) — 4.1%
12	Acadia Realty Trust	310
36	AMB Property Corp.	1,969
18	Colonial Properties Trust	856
44	Developers Diversified Realty Corp.	2,442
8	EastGroup Properties, Inc.	407
10	Entertainment Properties Trust	514
9	Essex Property Trust, Inc.	1,072
14	Glenborough Realty Trust, Inc.	365
22	Highwoods Properties, Inc.	805
27	Hospitality Properties Trust	1,295
13	Kilroy Realty Corp.	988
19	Lexington Corporate Properties Trust	400
34	Liberty Property Trust	1,639
19	Longview Fibre Co.	384
8	LTC Properties, Inc.	185
27	Macerich Co. (The)	2,078
24	Mack-Cali Realty Corp.	1,230
9	Mid-America Apartment Communities, Inc.	560
21	National Retail Properties, Inc.	444
23	New Century Financial Corp.	893
42	New Plan Excel Realty Trust	1,129
4	Parkway Properties, Inc.	204
6	PS Business Parks, Inc., Class A,	388
29	Rayonier, Inc.,	1,101
26	Regency Centers Corp.	1,759
26	Senior Housing Properties Trust	551
6	Sovran Self Storage, Inc.	308
53	United Dominion Realty Trust, Inc.	1,613
33	Weingarten Realty Investors	1,434

		27,323

	Road & Rail — 1.2%
31	Arkansas Best Corp.	1,336
57	Avis Budget Group, Inc.	1,051
27	Con-way, Inc.	1,227
22	Heartland Express, Inc.	345
46	J.B.Hunt Transport Services, Inc.	965
10	Kansas City Southern Industries, Inc. (a)	271
11	Old Dominion Freight Line (a)	331
35	Swift Transportation Co., Inc. (a)	829
46	YRC Worldwide, Inc. (a)	1,702

		8,057

	Semiconductors & Semiconductor Equipment — 3.7%
9	Actel Corp. (a)	136
10	Advanced Energy Industries, Inc. (a)	177
142	Atmel Corp. (a)	857
54	Axcelis Technologies, Inc. (a)	381
28	Brooks Automation, Inc. (a)	362
10	Cabot Microelectronics Corp. (a)	280
7	Cohu, Inc.	119
7	Cymer, Inc. (a)	319
8	Diodes, Inc. (a)	341
12	DSP Group, Inc. (a)	270
16	Exar Corp. (a)	215
127	Fairchild Semiconductor International, Inc. (a)	2,366
15	FEI Co. (a)	307
145	Integrated Device Technology, Inc. (a)	2,331
15	International Rectifier Corp. (a)	514
75	Intersil Corp., Class A	1,850
27	Kopin Corp. (a)	91
29	Kulicke & Soffa Industries, Inc. (a)	258
98	Lam Research Corp. (a)	4,443
42	Lattice Semiconductor Corp. (a)	284
63	MEMC Electronic Materials, Inc. (a)	2,300
59	Micrel, Inc. (a)	562
94	Microchip Technology, Inc.	3,034
13	Pericom Semiconductor Corp. (a)	128
18	Photronics, Inc. (a)	251
6	Rudolph Technologies, Inc. (a)	104
8	Semtech Corp. (a)	105
6	Silicon Laboratories, Inc. (a)	184
66	Skyworks Solutions, Inc. (a)	341
8	Standard Microsystems Corp. (a)	238
4	Supertex, Inc. (a)	155
51	Triquint Semiconductor, Inc. (a)	263
9	Ultratech, Inc. (a)	124
23	Varian Semiconductor Equipment Associates, Inc. (a)	830
12	Veeco Instruments, Inc. (a)	245

		24,765

	Software — 3.6%
6	Advent Software, Inc. (a)	229
9	Altiris, Inc. (a)	191
176	Cadence Design Systems, Inc. (a)	2,978
21	Captaris, Inc. (a)	122
5	Catapult Communications Corp. (a)	45
21	Epicor Software Corp. (a)	279

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6	EPIQ Systems, Inc. (a)	92
21	Factset Research Systems, Inc.	1,033
41	Fair Isaac Corp.	1,507
12	Filenet Corp. (a)	433
12	Hyperion Solutions Corp. (a)	408
27	Internet Security Systems (a)	737
54	Jack Henry & Associates, Inc.	1,174
11	JDA Software Group, Inc. (a)	176
10	Kronos, Inc. (a)	328
45	Macrovision Corp. (a)	1,058
13	Manhattan Associates, Inc. (a)	302
10	Mapinfo Corp. (a)	128
79	McAfee, Inc. (a)	1,921
30	Mentor Graphics Corp. (a)	420
37	Micros Systems, Inc. (a)	1,796
11	MRO Software, Inc. (a)	282
13	Napster, Inc. (a)	56
8	Open Solutions, Inc. (a)	229
6	Phoenix Technologies Ltd. (a)	25
5	Progress Software Corp. (a)	126
36	Quality Systems, Inc.	1,407
10	Radiant Systems, Inc. (a)	124
23	Reynolds & Reynolds Co. (The), Class A	897
13	Secure Computing Corp. (a)	84
9	Sonic Solutions, Inc. (a)	137
9	SPSS, Inc. (a)	214
86	Sybase, Inc. (a)	2,081
105	Synopsys, Inc. (a)	2,078
11	Transaction Systems Architechs, Inc. (a)	365

		23,462

	Specialty Retail — 5.6%
41	Abercrombie & Fitch Co.	2,859
49	Advance Auto Parts, Inc.	1,614
10	Aeropostale, Inc. (a)	296
63	American Eagle Outfitters, Inc.	2,755
20	AnnTaylor Stores Corp. (a)	824
31	Barnes & Noble, Inc.	1,161
12	Cato Corp. (The), Class A	263
50	Charming Shoppes, Inc. (a)	708
9	Chico’s FAS, Inc. (a)	183
15	Christopher & Banks Corp.	449
56	Claire’s Stores, Inc.	1,642
8	Cost Plus, Inc. (a)	96
44	Dress Barn, Inc. (a)	952
18	Finish Line, Inc., Class A	231
62	Foot Locker, Inc.	1,561
5	GameStop Corp., Class A (a)	252
20	GameStop Corp., Class B (a)	900
21	Genesco, Inc. (a)	737
18	Group 1 Automotive, Inc.	914
13	Gymboree Corp. (a)	533
7	Hancock Fabrics, Inc. (a)	22
7	Haverty Furniture Cos., Inc.	115
13	Hibbett Sporting Goods, Inc. (a)	333
18	HOT Topic, Inc. (a)	197
6	Jo-Ann Stores, Inc. (a)	105
6	JOS A Bank Clothiers, Inc. (a)	179
36	Men’s Wearhouse, Inc.	1,348
54	Michaels Stores, Inc.	2,338
6	Midas, Inc. (a)	125
64	Pacific Sunwear of California, Inc. (a)	969
100	Payless Shoesource, Inc. (a)	2,491
21	PEP Boys-Manny Moe & Jack	275
39	Petsmart, Inc.	1,069
19	Pier 1 Imports, Inc.	142
81	Rent-A-Center, Inc. (a)	2,377
39	Ross Stores, Inc.	994
21	Select Comfort Corp. (a)	454
16	Sonic Automotive, Inc.	370
10	Stage Stores, Inc.	285
13	Stein Mart, Inc.	202
23	Tween Brands, Inc. (a)	856
37	Williams-Sonoma, Inc.	1,198
56	Zale Corp. (a)	1,552

		36,926

	Textiles, Apparel & Luxury Goods — 1.4%
4	Ashworth, Inc. (a)	29
10	Brown Shoe Co., Inc.	359
7	CROCS, Inc. (a)	229
2	Deckers Outdoor Corp. (a)	103
40	Hanesbrands, Inc. (a)	897
11	K-Swiss, Inc. Class A	338
12	Kellwood Co.	349
5	Oxford Industries, Inc.	209
43	Phillips-Van Heusen	1,803
30	Polo Ralph Lauren Corp.	1,930
10	Skechers U.S.A., Inc., Class A (a)	238
13	Stride Rite Corp.	187
32	Timberland Co., Class A (a)	908
51	Wolverine World Wide, Inc.	1,447

		9,026

	Thrifts & Mortgage Finance — 2.5%
8	Anchor Bancorp Wisconsin, Inc.	228
45	Astoria Financial Corp.	1,396
25	Bank Mutual Corp.	298
21	BankAtlantic Bancorp, Inc., Class A	293
12	Bankunited Financial Corp., Class A	307
20	Brookline Bancorp, Inc.	279
13	Dime Community Bancshares	192
10	Downey Financial Corp.	667
8	Fidelity Bankshares, Inc.	302
45	First Niagara Financial Group, Inc.	649
36	FirstFed Financial Corp. (a)	2,025
13	Flagstar Bancorp, Inc.	193
9	Franklin Bank Corp. (a)	187
30	Fremont General Corp.	423
7	Harbor Bancshares, Inc.	327
64	IndyMac Bancorp, Inc.	2,633
12	MAF Bancorp, Inc.	492
19	New York Community Bancorp, Inc.	303
28	PMI Group, Inc. (The)	1,240

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

41	Radian Group, Inc.	2,430
- (h)	Sovereign Bancorp, Inc.	- (h)
30	Trustco Bank Corp.	321
35	Washington Federal, Inc.	784
14	Webster Financial Corp.	665

		16,634

	Tobacco — 0.1%
22	Alliance One International, Inc. (a)	92
10	Universal Corp.	365

		457

	Trading Companies & Distributors — 0.6%
55	Applied Industrial Technologies, Inc.	1,348
5	Fastenal Co.	203
19	GATX Corp.	800
7	Kaman Corp.	130
3	Lawson Products, Inc.	129
20	MSC Industrial Direct Co.	816
26	United Rentals, Inc. (a)	613

		4,039

	Water Utilities — 0.2%
5	American States Water Co.	196
52	Aqua America, Inc.	1,133

		1,329

	Wireless Telecommunication Services — 0.3%
39	Telephone & Data Systems, Inc.	1,654

	Total Common Stocks (Cost $539,680)	654,764

	Short-Term Investments — 0.7%
	Investment Company — 0.6%
4,385	JPMorgan Liquid Assets Money Market Fund (b) (m)	4,385

Principal Amount ($)

	U.S. Treasury Obligation — 0.1%
455	U.S. Treasury Bills, 4.94%, 10/05/06 (k) (n)	455

	Total Short-Term Investments (Cost $4,840)	4,840

	Investments of Cash Collateral for Securities on Loan — 23.5%
	Certificates of Deposits — 4.1%
5,400	Canadian Imperial Bank, New York, FRN, 5.41%, 10/29/07	5,400
7,999	Nordea Bank, New York, FRN, 5.32%, 01/03/07	7,999
7,000	Norinchukin Bank, New York, 5.32%, 10/24/06	7,000
7,025	Skandi New York, FRN, 5.33%, 08/27/07	7,025

		27,424

	Commercial Paper — 0.8%
5,324	Fenway Funding LLC, 5.33%, 10/23/06	5,324

	Corporate Notes — 15.3%
9,500	Bank of America, FRN, 5.31%, 11/07/06	9,500
	Banque Federative Du Credit Mutuel Banc Of America Securities LLC,
7,000	FRN, 5.33%, 07/13/07	7,000
5,000	Berkshire Hathaway Finance, FRN, 5.56%, 01/11/08	5,000
9,200	Beta Finance, Inc., FRN, 5.37%, 01/15/08	9,200
5,600	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	5,600
1,000	CDC Financial Products, Inc., FRN, 5.43%, 11/29/06	1,000
389	Citigroup Global Markets Holdings, Inc., FRN, 5.50%, 12/12/06	389
9,350	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	9,350
5,000	Goldman Sachs Group, Inc., FRN, 5.49%, 10/01/07	5,000
5,000	Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/07	5,000
583	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	583
8,997	K2(USA) LLC, FRN, 5.39%, 02/15/08	8,997
7,000	Lehman Holdings, FRN, 5.53%, 12/29/06	7,000
6,000	Links Finance LLC, FRN, 5.42%, 10/06/06	6,000
5,050	Macquarie Bank Ltd., FRN, 5.35%, 10/29/07	5,050
291	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	291
4,000	Morgan Stanley, FRN, 5.56%, 10/29/07	4,000
5,052	National City Bank Cleveland, FRN, 5.27%, 10/04/07	5,052
7,000	Sigma Finance, Inc., FRN, 5.37%, 01/17/08	7,000

		101,012

	Repurchase Agreement — 1.3%
8,527	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $8,531, collateralized by U.S. Agency Mortgages	8,527

	Time Deposits — 2.0%
7,000	American Express Bank, 5.29%, 10/16/06	7,000
6,000	Mutuel Ulster Bank of Ireland, 5.33%, 01/31/07	6,000

		13,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $155,287)	155,287

	Total Investments — 123.4% (Cost $699,807)	814,891
	Liabilities in Excess of Other Assets — (23.4)%	(154,643)

	NET ASSETS — 100.0%	$660,248

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Unrealized Appreciation (USD)

51	S&P Mid Cap 400	December, 2006	$1
28	Russell Mini	December, 2006	3

			$4

Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Aggregate gross unrealized appreciation	$132,382
Aggregate gross unrealized depreciation	(17,298)

Net unrealized appreciation/depreciation	$115,084

Federal income tax cost of investments	$699,807

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 88.6% (p)
	Common Stocks — 88.6%
	Aerospace & Defense — 0.9%
133	Ceradyne, Inc. (a)	5,484
83	Lockheed Martin Corp.	7,119
140	Raytheon Co.	6,738

		19,341

	Air Freight & Logistics — 0.2%
108	EGL, Inc. (a)	3,921

	Airlines — 0.7%
116	Alaska Air Group, Inc. (a)	4,425
99	AMR Corp. (a)	2,286
252	Continental Airlines, Inc., Class B (a)	7,130

		13,841

	Auto Components — 0.3%
461	ArvinMeritor, Inc.	6,568

	Automobiles — 0.7%
222	General Motors Corp.	7,380
164	Thor Industries, Inc.	6,744

		14,124

	Beverages — 0.6%
19	Hansen Natural Corp. (a)	615
59	Molson Coors Brewing Co., Class B	4,080
207	Pepsi Bottling Group, Inc.	7,343

		12,038

	Biotechnology — 1.4%
98	Alkermes, Inc. (a)	1,549
86	Amgen, Inc. (a)	6,183
116	Cephalon, Inc. (a)	7,142
170	ImClone Systems, Inc. (a)	4,826
319	Millennium Pharmaceuticals, Inc. (a)	3,173
110	PDL BioPharma, Inc. (a)	2,105
74	United Therapeutics Corp. (a)	3,862

		28,840

	Building Products — 0.7%
231	Lennox International, Inc.	5,289
246	Masco Corp.	6,737
61	Universal Forest Products, Inc.	2,976

		15,002

	Capital Markets — 2.4%
49	Bear Stearns Cos., Inc. (The)	6,881
45	Goldman Sachs Group, Inc.	7,530
389	Knight Capital Group, Inc., Class A (a)	7,083
112	Lehman Brothers Holdings, Inc.	8,243
21	Merrill Lynch & Co., Inc.	1,616
99	Morgan Stanley	7,203
123	optionsXpress Holdings, Inc.	3,424
34	SEI Investments Co.	1,910
71	State Street Corp.	4,457

		48,347

	Chemicals — 1.8%
91	Albemarle Corp.	4,971
274	Celanese Corp., Class A	4,901
51	Cytec Industries, Inc.	2,812
106	H.B. Fuller Co.	2,485
136	Lubrizol Corp.	6,239
272	Lyondell Chemical Co.	6,910
271	Olin Corp.	4,161
125	Westlake Chemical Corp.	3,993

		36,472

	Commercial Banks — 1.6%
97	Comerica, Inc.	5,493
81	Greater Bay Bancorp	2,292
150	Keycorp	5,621
36	National City Corp.	1,315
44	PNC Financial Services Group, Inc.	3,173
143	Regions Financial Corp.	5,251
175	U.S. Bancorp	5,821
85	Wachovia Corp.	4,756

		33,722

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Services & Supplies — 1.2%
55	Administaff, Inc.	1,860
82	Brink’s Co. (The)	4,377
203	IKON Office Solutions, Inc.	2,724
235	Labor Ready, Inc. (a)	3,741
113	Manpower, Inc.	6,938
82	Monster Worldwide, Inc. (a)	2,966
58	United Stationers, Inc. (a)	2,687

		25,293

	Communications Equipment — 2.3%
122	ADC Telecommunications, Inc. (a)	1,832
538	Arris Group, Inc. (a)	6,164
247	Avaya, Inc. (a)	2,826
343	Cisco Systems, Inc. (a)	7,897
216	InterDigital Communications Corp. (a)	7,380
290	Motorola, Inc.	7,257
266	Polycom, Inc. (a)	6,529
241	Redback Networks, Inc. (a)	3,342
591	Sonus Networks, Inc. (a)	3,111
114	Tellabs, Inc. (a)	1,254

		47,592

	Computers & Peripherals — 2.0%
1,014	Brocade Communications Systems, Inc. (a)	7,158
227	Hewlett-Packard Co.	8,331
183	Komag, Inc. (a)	5,834
112	Lexmark International, Inc., Class A (a)	6,458
433	Palm, Inc. (a)	6,300
351	Western Digital Corp. (a)	6,350

		40,431

	Construction & Engineering — 0.9%
117	EMCOR Group, Inc. (a)	6,442
125	Granite Construction, Inc.	6,661
75	Washington Group International, Inc.	4,388

		17,491

	Construction Materials — 0.3%
185	Eagle Materials, Inc.	6,219

	Consumer Finance — 0.5%
135	First Marblehead Corp. (The)	9,326

	Containers & Packaging — 0.6%
340	Owens-Illinois, Inc. (a)	5,244
110	Sonoco Products Co.	3,694
86	Temple-Inland, Inc.	3,441

		12,379

	Diversified Consumer Services — 0.4%
53	Career Education Corp. (a)	1,198
233	Sotheby’s, Class A (a)	7,521

		8,719

	Diversified Financial Services — 1.0%
128	Bank of America Corp.	6,852
137	CIT Group, Inc.	6,674
136	Citigroup, Inc.	6,777

		20,303

	Diversified Telecommunication Services — 0.8%
561	Cincinnati Bell, Inc. (a)	2,704
145	Embarq Corp. (a)	7,009
1,115	Level 3 Communications, Inc. (a)	5,967

		15,680

	Electric Utilities — 0.8%
135	American Electric Power Co., Inc.	4,926
142	Edison International	5,907
48	Great Plains Energy, Inc.	1,485
67	Pinnacle West Capital Corp.	3,031

		15,349

	Electrical Equipment — 0.9%
103	A.O. Smith Corp.	4,052
86	Acuity Brands, Inc.	3,925
117	Belden CDT, Inc.	4,473
110	Regal-Beloit Corp.	4,789
29	Thomas & Betts Corp. (a)	1,386

		18,625

	Electronic Equipment & Instruments — 2.2%
241	Arrow Electronics, Inc. (a)	6,623
292	Avnet, Inc. (a)	5,737

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

519	Flextronics International Ltd. (Singapore) (a)	6,559
327	Ingram Micro, Inc., Class A (a)	6,274
251	Plexus Corp. (a)	4,823
1,314	Sanmina-SCI Corp. (a)	4,914
1,017	Solectron Corp. (a)	3,314
423	Vishay Intertechnology, Inc. (a)	5,934

		44,178

	Energy Equipment & Services — 3.4%
68	Diamond Offshore Drilling, Inc.	4,939
150	ENSCO International, Inc.	6,569
331	Global Industries Ltd (a)	5,153
898	Grey Wolf, Inc. (a)	6,001
226	Helmerich & Payne, Inc.	5,209
123	Lone Star Technologies, Inc. (a)	5,930
189	Nabors Industries Ltd. (Bermuda) (a)	5,628
52	NS Group, Inc. (a)	3,329
168	Oil States International, Inc. (a)	4,614
249	Patterson-UTI Energy, Inc.	5,917
57	SEACOR Holdings, Inc. (a)	4,743
131	Tidewater, Inc.	5,809
125	Unit Corp. (a)	5,742

		69,583

	Food & Staples Retailing — 0.2%
90	Pantry, Inc. (The) (a)	5,059

	Food Products — 0.9%
128	ConAgra Foods, Inc.	3,121
38	Dean Foods Co. (a)	1,612
322	Del Monte Foods Co.	3,365
135	H.J. Heinz Co.	5,672
279	Sara Lee Corp.	4,488

		18,258

	Gas Utilities — 0.5%
174	ONEOK, Inc.	6,573
120	UGI Corp.	2,946

		9,519

	Health Care Equipment & Supplies — 1.6%
142	Bausch & Lomb, Inc.	7,122
90	Baxter International, Inc.	4,071
185	Dentsply International, Inc.	5,582
68	Hillenbrand Industries, Inc.	3,851
229	Kinetic Concepts, Inc. (a)	7,194
109	Mentor Corp.	5,500

		33,320

	Health Care Providers & Services — 3.3%
178	Aetna, Inc.	7,043
44	AMERIGROUP Corp. (a)	1,303
163	AmerisourceBergen Corp.	7,390
158	Apria Healthcare Group, Inc. (a)	3,116
54	Cigna Corp.	6,246
107	Coventry Health Care, Inc. (a)	5,489
107	Health Net, Inc. (a)	4,655
123	Humana, Inc. (a)	8,132
122	Kindred Healthcare, Inc. (a)	3,624
196	LifePoint Hospitals, Inc. (a)	6,907
116	McKesson Corp.	6,111
101	WellCare Health Plans, Inc. (a)	5,709
23	WellPoint, Inc. (a)	1,778

		67,503

	Health Care Technology — 0.3%
546	Emdeon Corp. (a)	6,389

	Hotels, Restaurants & Leisure — 3.1%
171	Brinker International, Inc.	6,874
71	CBRL Group, Inc.	2,862
191	Darden Restaurants, Inc.	8,130
176	Domino’s Pizza, Inc.	4,508
143	Jack in the Box, Inc. (a)	7,443
113	McDonald’s Corp.	4,428
152	Penn National Gaming, Inc. (a)	5,550
201	Pinnacle Entertainment, Inc. (a)	5,640
255	Ruby Tuesday, Inc.	7,200
80	Starwood Hotels & Resorts Worldwide, Inc.	4,554
132	Vail Resorts, Inc. (a)	5,274

		62,463

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Household Durables — 2.6%
234	American Greetings Corp., Class A	5,414
35	Centex Corp.	1,863
179	Ethan Allen Interiors, Inc.	6,216
315	Furniture Brands International, Inc.	5,993
110	Lennar Corp., Class A	4,959
166	Meritage Homes Corp. (a)	6,886
53	Mohawk Industries, Inc. (a)	3,923
13	NVR, Inc. (a)	7,179
115	Ryland Group, Inc.	4,953
190	Yankee Candle Co., Inc.	5,557

		52,943

	Household Products — 0.3%
98	Energizer Holdings, Inc. (a)	7,084

	Independent Power Producers & Energy Traders — 0.8%
264	AES Corp. (The) (a)	5,393
86	NRG Energy, Inc. (a)	3,899
107	TXU Corp.	6,704

		15,996

	Industrial Conglomerates — 0.4%
78	Teleflex, Inc.	4,333
110	Walter Industries, Inc.	4,674

		9,007

	Insurance — 5.4%
112	ACE Ltd. (Bermuda)	6,105
105	Allstate Corp. (The)	6,563
49	AMBAC Financial Group, Inc.	4,027
134	American Financial Group, Inc.	6,310
99	Assurant, Inc.	5,283
98	Chubb Corp.	5,113
156	Genworth Financial, Inc.	5,450
78	Hartford Financial Services Group, Inc.	6,757
135	HCC Insurance Holdings, Inc.	4,441
78	LandAmerica Financial Group, Inc.	5,136
105	Lincoln National Corp.	6,522
89	Loews Corp.	3,362
82	MBIA, Inc.	5,042
111	MetLife, Inc.	6,317
118	Nationwide Financial Services, Inc.	5,679
121	Ohio Casualty Corp.	3,126
83	Philadelphia Consolidated Holding Co. (a)	3,315
24	Reinsurance Group of America, Inc.	1,264
118	Safeco Corp.	6,951
123	St. Paul Travelers Cos., Inc. (The)	5,778
213	W.R. Berkley Corp.	7,544

		110,085

	Internet & Catalog Retail — 0.7%
320	Expedia, Inc. (a)	5,018
75	Netflix, Inc. (a)	1,706
134	Nutri/System, Inc. (a)	8,350

		15,074

	Internet Software & Services — 0.7%
18	Digitas, Inc. (a)	176
637	RealNetworks, Inc. (a)	6,758
223	ValueClick, Inc. (a)	4,141
131	Websense, Inc. (a)	2,828

		13,903

	IT Services — 1.3%
230	Accenture Ltd., Class A (Bermuda)	7,304
35	Alliance Data Systems Corp. (a)	1,951
223	BISYS Group, Inc. (The) (a)	2,419
46	Computer Sciences Corp. (a)	2,263
302	Convergys Corp. (a)	6,245
183	CSG Systems International, Inc. (a)	4,824
39	Fiserv, Inc. (a)	1,824

		26,830

	Life Sciences Tools & Services — 0.8%
112	Illumina, Inc. (a)	3,695
214	PerkinElmer, Inc.	4,043
78	Varian, Inc. (a)	3,594
114	Waters Corp. (a)	5,149

		16,481

	Machinery — 4.1%
150	AGCO Corp. (a)	3,808
132	Bucyrus International, Inc.	5,590

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	Crane Co.	751
61	Cummins, Inc.	7,275
54	Eaton Corp.	3,708
168	Gardner Denver, Inc. (a)	5,566
94	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	3,584
42	ITT Industries, Inc.	2,170
243	JLG Industries, Inc.	4,815
89	Manitowoc Co., Inc. (The)	3,977
246	Navistar International Corp. (a)	6,352
118	PACCAR, Inc.	6,702
60	Parker-Hannifin Corp.	4,642
124	SPX Corp.	6,644
151	Terex Corp. (a)	6,849
197	Timken Co.	5,871
164	Trinity Industries, Inc.	5,290

		83,594

	Media — 2.1%
68	Cablevision Systems Corp., Class A	1,547
234	CBS Corp., Class B	6,602
98	Comcast Corp., Class A (a)	3,598
37	E.W. Scripps Co., Class A	1,779
154	EchoStar Communications Corp., Class A (a)	5,042
160	Entercom Communications Corp.	4,037
80	Gannett Co., Inc.	4,555
83	McGraw-Hill Cos., Inc. (The)	4,790
63	Omnicom Group, Inc.	5,892
76	Scholastic Corp. (a)	2,352
77	Warner Music Group Corp.	1,993

		42,187

	Metals & Mining — 2.3%
522	AK Steel Holding Corp. (a)	6,337
163	Chaparral Steel Co. (a)	5,546
117	Freeport-McMoRan Copper & Gold, Inc., Class B	6,214
119	Oregon Steel Mills, Inc. (a)	5,820
70	Phelps Dodge Corp.	5,965
103	Reliance Steel & Aluminum Co.	3,315
127	Steel Dynamics, Inc.	6,400
111	United States Steel Corp.	6,423

		46,020

	Multi-Utilities — 2.3%
183	Alliant Energy Corp.	6,545
485	CenterPoint Energy, Inc.	6,949
463	CMS Energy Corp. (a)	6,680
125	DTE Energy Co.	5,174
147	Energy East Corp.	3,476
142	MDU Resources Group, Inc.	3,182
133	PG&E Corp.	5,537
42	PNM Resources, Inc.	1,168
34	Sempra Energy	1,714
98	TECO Energy, Inc.	1,539
96	WPS Resources Corp.	4,750

		46,714

	Multiline Retail — 1.1%
47	Dillards, Inc., Class A	1,545
234	Dollar Tree Stores, Inc. (a)	7,255
44	Federated Department Stores, Inc.	1,887
102	J.C. Penney Co., Inc.	6,942
80	Kohl’s Corp. (a)	5,193

		22,822

	Office Electronics — 0.2%
325	Xerox Corp. (a)	5,058

	Oil, Gas & Consumable Fuels — 2.8%
118	Anadarko Petroleum Corp.	5,185
116	ConocoPhillips	6,881
324	El Paso Corp.	4,426
180	Helix Energy Solutions Group, Inc. (a)	6,002
86	Marathon Oil Corp.	6,621
91	Noble Energy, Inc.	4,164
116	Overseas Shipholding Group, Inc.	7,195
56	Penn Virginia Corp.	3,578
40	Plains Exploration & Production Co. (a)	1,710
115	Swift Energy Co. (a)	4,803
99	Tesoro Corp.	5,713

		56,278

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Paper & Forest Products — 0.3%
303	Louisiana-Pacific Corp.	5,688

	Personal Products — 0.4%
58	Estee Lauder Cos., Inc., Class A	2,323
222	NBTY, Inc. (a)	6,511

		8,834

	Pharmaceuticals — 3.3%
239	Alpharma, Inc., Class A	5,590
354	Biovail Corp. (Canada)	5,395
188	Endo Pharmaceuticals Holdings, Inc. (a)	6,127
406	King Pharmaceuticals, Inc. (a)	6,916
131	Kos Pharmaceuticals, Inc. (a)	6,461
169	Merck & Co., Inc.	7,094
239	Mylan Laboratories, Inc.	4,801
95	Perrigo Co.	1,614
177	Pfizer, Inc.	5,008
237	Schering-Plough Corp.	5,237
303	Valeant Pharmaceuticals International	5,989
125	Watson Pharmaceuticals, Inc. (a)	3,263
89	Wyeth	4,520

		68,015

	Real Estate Investment Trusts (REITs) — 0.5%
32	BRE Properties, Inc.	1,919
26	Camden Property Trust	1,953
57	Crescent Real Estate Equities Co.	1,238
44	Liberty Property Trust	2,085
38	Mack-Cali Realty Corp.	1,956
39	Mills Corp. (The)	660
23	Tanger Factory Outlet Centers	814

		10,625

	Road & Rail — 1.4%
113	Arkansas Best Corp.	4,883
169	Avis Budget Group, Inc.	3,086
66	Con-way, Inc.	2,977
86	Norfolk Southern Corp.	3,769
56	Swift Transportation Co., Inc. (a)	1,329
61	Union Pacific Corp.	5,349
183	YRC Worldwide, Inc. (a)	6,780

		28,173

	Semiconductors & Semiconductor Equipment — 4.1%
1,207	Amkor Technology, Inc. (a)	6,229
211	Atheros Communications, Inc. (a)	3,826
3,368	Conexant Systems, Inc. (a)	6,737
246	Fairchild Semiconductor International, Inc. (a)	4,596
64	Freescale Semiconductor, Inc., Class B (a)	2,419
142	Intersil Corp., Class A	3,495
146	Lam Research Corp. (a)	6,630
844	LSI Logic Corp. (a)	6,935
209	Novellus Systems, Inc. (a)	5,793
429	OmniVision Technologies, Inc. (a)	6,119
1,116	ON Semiconductor Corp. (a)	6,562
270	Silicon Image, Inc. (a)	3,430
481	Teradyne, Inc. (a)	6,335
362	Trident Microsystems, Inc. (a)	8,431
336	Zoran Corp. (a)	5,404

		82,941

	Software — 3.1%
281	BMC Software, Inc. (a)	7,658
398	Cadence Design Systems, Inc. (a)	6,753
175	Check Point Software Technologies (Israel) (a)	3,338
805	Compuware Corp. (a)	6,272
141	Hyperion Solutions Corp. (a)	4,865
171	Macrovision Corp. (a)	4,055
271	McAfee, Inc. (a)	6,621
355	Quest Software, Inc. (a)	5,069
149	Red Hat, Inc. (a)	3,134
92	Salesforce.com, Inc. (a)	3,297
268	Sybase, Inc. (a)	6,490
310	Synopsys, Inc. (a)	6,121

		63,673

	Specialty Retail — 4.7%
245	Aeropostale, Inc. (a)	7,159
171	American Eagle Outfitters, Inc.	7,506
170	AnnTaylor Stores Corp. (a)	7,105

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

343	Autonation, Inc. (a)	7,175
46	AutoZone, Inc. (a)	4,790
289	Charming Shoppes, Inc. (a)	4,121
101	Claire’s Stores, Inc.	2,938
324	Dress Barn, Inc. (a)	7,075
146	Group 1 Automotive, Inc.	7,272
163	Men’s Wearhouse, Inc.	6,056
162	Pacific Sunwear of California, Inc. (a)	2,449
292	Payless ShoeSource, Inc. (a)	7,277
136	Rent-A-Center, Inc. (a)	3,984
258	Select Comfort Corp. (a)	5,647
99	Sherwin-Williams Co. (The)	5,501
81	TJX Cos., Inc.	2,267
50	Tween Brands, Inc. (a)	1,872
239	United Auto Group, Inc.	5,593

		95,787

	Textiles, Apparel & Luxury Goods — 1.0%
24	Columbia Sportswear Co. (a)	1,344
13	Hanesbrands, Inc. (a)	282
208	Jones Apparel Group, Inc.	6,752
178	Phillips-Van Heusen	7,417
148	Wolverine World Wide, Inc.	4,199

		19,994

	Thrifts & Mortgage Finance — 2.0%
156	Accredited Home Lenders Holding Co. (a)	5,620
234	Corus Bankshares, Inc.	5,234
147	Countrywide Financial Corp.	5,155
93	Fannie Mae	5,216
129	FirstFed Financial Corp. (a)	7,303
167	IndyMac Bancorp, Inc.	6,879
95	Radian Group, Inc.	5,693

		41,100

	Tobacco — 0.8%
143	Loews Corp. - Carolina Group	7,922
141	Reynolds American, Inc.	8,733

		16,655

	Trading Companies & Distributors — 0.3%
20	Applied Industrial Technologies, Inc.	492
94	WESCO International, Inc. (a)	5,471

		5,963

	Wireless Telecommunication Services — 0.3%
151	Crown Castle International Corp. (a)	5,325

	Total Common Stocks (Cost $1,659,055)	1,808,744

Principal Amount ($)

	Short-Term Investment — 7.9%
	Investment Company — 7.9%
160,244	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $160,244)	160,244

	Total Investments — 96.5% (Cost $1,819,299)	1,968,988
	Other Assets in Excess of Liabilities — 3.5%	71,881

	NET ASSETS — 100.0%	$2,040,869

Shares

	Short Positions — 88.4
	Commons Stocks — 88.4%
	Aerospace & Defense — 1.7%
30	Armor Holdings, Inc. (a)	1,699
77	BE Aerospace, Inc. (a)	1,617
67	Boeing Co.	5,295
118	Curtiss-Wright Corp.	3,590
66	DRS Technologies, Inc.	2,875
72	Esterline Technologies Corp. (a)	2,420
426	Hexcel Corp. (a)	6,028
43	L-3 Communications Holdings, Inc.	3,333
41	Precision Castparts Corp.	2,558
109	Rockwell Collins, Inc.	5,976

		35,391

	Air Freight & Logistics — 0.7%
134	Expeditors International of Washington, Inc.	5,955
89	Forward Air Corp.	2,961

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

81	United Parcel Service, Inc., Class B	5,807

		14,723

	Airlines — 0.2%
534	JetBlue Airways Corp. (a)	4,948

	Auto Components — 0.8%
332	Gentex Corp.	4,717
79	Johnson Controls, Inc.	5,638
281	Lear Corp.	5,824

		16,179

	Automobiles — 0.2%
466	Ford Motor Co.	3,768

	Biotechnology — 1.0%
119	Celgene Corp. (a)	5,169
260	Human Genome Sciences, Inc. (a)	3,001
230	MedImmune, Inc. (a)	6,732
69	Myogen, Inc. (a)	2,427
90	Vertex Pharmaceuticals, Inc. (a)	3,041

		20,370

	Capital Markets — 3.7%
136	American Capital Strategies Ltd.	5,381
326	Charles Schwab Corp. (The)	5,829
257	Eaton Vance Corp.	7,418
204	Federated Investors, Inc., Class B	6,895
76	GFI Group, Inc. (a)	4,195
366	Janus Capital Group, Inc.	7,225
71	Legg Mason, Inc.	7,211
111	Northern Trust Corp.	6,499
134	Nuveen Investments, Inc., Class A	6,880
119	T. Rowe Price Group, Inc.	5,692
329	TD Ameritrade Holding Corp.	6,192
219	Waddell & Reed Financial, Inc.	5,430

		74,847

	Chemicals — 2.5%
97	Air Products & Chemicals, Inc.	6,422
96	Ashland, Inc.	6,129
706	Chempura Corp.	6,123
166	Ecolab, Inc.	7,089
137	E.l. du Pont de Nemours & Co.	5,876
130	Monsanto Co.	6,091
379	Mosiac Co. (The) (a)	6,409
133	Scotts Miracle-Gro Co. (The), Class A	5,935

		50,074

	Commercial Banks — 3.4%
31	Bank of Hawaii Corp.	1,498
81	City National Corp.	5,402
191	Commerce Bancorp, Inc.	7,028
127	East-West Bancorp, Inc.	5,037
165	Fifth Third Bancorp	6,288
67	First Midwest Bancorp, Inc.	2,524
107	Mercantile Bankshares Corp.	3,896
56	People’s Bank	2,206
162	Popular, Inc. (Puerto Rico)	3,141
31	South Financial Group, Inc. (The)	798
122	SVB Financial Group (a)	5,442
157	Synovus Financial Corp.	4,612
210	TD Banknorth, Inc.	6,053
269	UCBH Holdings, Inc.	4,696
105	UnionBanCal Corp.	6,413
68	Valley National Bancorp	1,746
51	Westamerica Bancorp	2,577

		69,357

	Commercial Services & Supplies — 3.1%
442	Allied Waste Industries, Inc. (a)	4,979
84	Brady Corp., Class A	2,970
180	ChoicePoint, Inc. (a)	6,447
112	Cintas Corp.	4,568
89	Copart, Inc. (a)	2,504
68	Corporate Executive Board Co.	6,071
81	Herman Miller, Inc.	2,774
69	HNI Corp.	2,883
78	Mine Safety Appliances Co.	2,768
147	Navigant Consulting, Inc. (a)	2,951
158	Republic Services, Inc.	6,347
160	Resources Connection, Inc. (a)	4,299

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

103	Stericycle, Inc. (a)	7,156
150	Waste Connections, Inc. (a)	5,705

		62,422

	Communications Equipment — 2.0%
1,541	3Com Corp. (a)	6,795
224	Ciena Corp. (a)	6,109
54	Dycom Industries, Inc. (a)	1,153
517	JDS Uniphase Corp. (a)	1,131
3,104	Nortel Networks Corp. (Canada) (a)	7,140
703	Powerwave Technologies, Inc. (a)	5,344
97	Research In Motion Ltd. (Canada) (a)	9,928
279	Tekelec (a)	3,618

		41,218

	Computers & Peripherals — 2.1%
112	Apple Computer, Inc. (a)	8,617
147	Avid Technology, Inc. (a)	5,342
156	Diebold, Inc.	6,801
221	Intermec, Inc. (a)	5,824
55	Network Appliance, Inc. (a)	2,051
157	QLogic Corp. (a)	2,968
68	SanDisk Corp. (a)	3,666
1,507	Sun Microsystems, Inc. (a)	7,487

		42,756

	Construction & Engineering — 0.6%
73	Fluor Corp.	5,587
295	Shaw Group, Inc. (The) (a)	6,981

		12,568

	Consumer Finance — 0.3%
118	American Express Co.	6,623

	Containers & Packaging — 0.8%
15	Aptargroup, Inc.	764
324	Crown Holdings, Inc. (a)	6,024
105	Pactiv Corp. (a)	2,973
597	Smurfit-Stone Container Corp. (a)	6,684

		16,445

	Distributors — 0.2%
74	Genuine Parts Co.	3,184

	Diversified Consumer Services — 0.7%
81	DeVry, Inc. (a)	1,726
284	H&R Block, Inc.	6,183
47	Strayer Education, Inc.	5,071
50	Weight Watchers International, Inc.	2,229

		15,209

	Diversified Financial Services — 1.7%
16	Chicago Mercantile Exchange Holdings, Inc.	7,830
39	IntercontinentalExchange, Inc. (a)	2,904
112	International Securities Exchange Holdings, Inc.	5,247
225	Leucadia National Corp.	5,885
78	Moody’s Corp.	5,093
240	Nasdaq Stock Market, Inc. (The) (a)	7,253

		34,212

	Diversified Telecommunication Services — 0.3%
119	Citizens Communications Co.	1,669
168	NeuStar, Inc. (a)	4,655

		6,324

	Electric Utilities — 2.1%
158	Allegheny Energy, Inc. (a)	6,362
59	DPL, Inc.	1,610
10	Entergy Corp.	773
100	Exelon Corp.	6,043
166	Hawaiian Electric Industries, Inc.	4,483
35	IDACORP, Inc.	1,321
241	Northeast Utilities	5,600
401	Sierra Pacific Resources (a)	5,752
180	Southern Co. (The)	6,186
200	Westar Energy, Inc.	4,701

		42,831

	Electrical Equipment — 1.0%
361	American Power Conversion Corp.	7,919
187	Energy Conversion Devices, Inc. (a)	6,908
105	Evergreen Solar, Inc. (a)	874
90	Rockwell Automation, Inc.	5,230

		20,931

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 0.6%
366	Celestica, Inc. (Canada) (a)	3,926
255	Cogent, Inc. (a)	3,497
214	FLIR Systems, Inc. (a)	5,813

		13,236

	Energy Equipment & Services — 2.1%
141	CARBO Ceramics, Inc.	5,080
233	Dresser-Rand Group, Inc. (a)	4,754
106	Evergreen Energy, Inc. (a)	1,109
22	FMC Technologies, Inc. (a)	1,171
337	Hanover Compressor Co. (a)	6,142
53	Hydril Co. (a)	2,986
56	RPC, Inc.	1,030
119	Smith International, Inc.	4,612
90	Transocean, Inc. (Cayman Islands) (a)	6,605
77	Universal Compression Holdings, Inc. (a)	4,140
146	Weatherford International Ltd. (Bermuda) (a)	6,108

		43,737

	Food & Staples Retailing — 2.4%
75	Costco Wholesale Corp.	3,740
211	CVS Corp.	6,791
207	Great Atlantic & Pacific Tea Co., Inc.	4,973
1,465	Rite Aid Corp. (a)	6,652
115	SUPERVALU, Inc.	3,416
212	SYSCO Corp.	7,093
137	United Natural Foods, Inc. (a)	4,241
114	Walgreen Co.	5,076
114	Whole Foods Market, Inc.	6,782

		48,764

	Food Products — 2.3%
95	Campbell Soup Co.	3,459
153	Corn Products International, Inc.	4,975
110	Flowers Foods, Inc.	2,962
119	Hershey Foods Corp. (The)	6,349
76	Kellogg Co.	3,743
120	McCormick & Co., Inc. (Non-Voting)	4,577
189	Pilgrim’s Pride Corp.	5,181
79	Smithfield Foods, Inc. (a)	2,135
450	Tyson Foods, Inc., Class A	7,148
145	Wm. Wrigley Jr. Co.	6,661

		47,190

	Gas Utilities — 0.8%
189	Equitable Resources, Inc.	6,602
74	New Jersey Resources Corp.	3,627
98	Piedmont Natural Gas Co.	2,490
113	WGL Holdings, Inc.	3,557

		16,276

	Health Care Equipment & Supplies — 3.5%
67	Alcon, Inc. (Switzerland)	7,630
104	ArthroCare Corp. (a)	4,860
186	Biomet, Inc.	5,988
320	Boston Scientific Corp. (a)	4,734
123	Cooper Cos., Inc. (The)	6,585
54	Hologic, Inc. (a)	2,353
165	Hospira, Inc. (a)	6,299
31	Medtronic, Inc.	1,443
94	PolyMedica Corp.	4,040
154	ResMed, Inc. (a)	6,192
114	Respironics, Inc. (a)	4,406
192	St. Jude Medical, Inc. (a)	6,758
106	Stryker Corp.	5,241
60	Varian Medical Systems, Inc. (a)	3,194
25	Zimmer Holdings, Inc. (a)	1,697

		71,420

	Health Care Providers & Services — 2.4%
53	Brookdale Senior Living, Inc.	2,447
127	DaVita, Inc. (a)	7,359
93	Health Management Associates, Inc., Class A	1,953
27	Medco Health Solutions, Inc. (a)	1,597
118	Omnicare, Inc.	5,073
52	Owens & Minor, Inc.	1,717
175	Patterson Cos., Inc. (a)	5,888
161	PSS World Medical, Inc. (a)	3,219
210	Psychiatric Solutions, Inc. (a)	7,149
1,026	Tenet Healthcare Corp. (a)	8,354

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

137	United Surgical Partners International, Inc. (a)	3,396

		48,152

	Health Care Technology — 0.2%
210	Eclipsys Corp. (a)	3,757

	Hotels, Restaurants & Leisure — 3.4%
269	Cheesecake Factory, Inc. (The) (a)	7,323
101	Gaylord Entertainment Co. (a)	4,420
140	Hilton Hotels Corp.	3,907
106	Life Time Fitness, Inc. (a)	4,910
218	OSI Restaurant Partners, Inc.	6,907
187	PF Chang’s China Bistro, Inc. (a)	6,500
218	Scientific Games Corp., Class A (a)	6,928
162	Sonic Corp. (a)	3,657
95	Station Casinos, Inc.	5,474
91	Wendy’s International, Inc.	6,104
205	WMS Industries, Inc. (a)	5,985
99	Wynn Resorts Ltd. (a)	6,754

		68,869

	Household Durables — 1.6%
291	D.R. Horton, Inc.	6,976
91	Fortune Brands, Inc.	6,804
144	MDC Holdings, Inc.	6,690
201	Pulte Homes, Inc.	6,400
203	Standard-Pacific Corp.	4,763

		31,633

	Household Products — 0.4%
23	Clorox Co.	1,480
114	Procter & Gamble Co.	7,060

		8,540

	Industrial Conglomerates — 0.1%
28	3M Co.	2,082

	Insurance — 2.6%
116	Aflac, Inc.	5,316
153	Brown & Brown, Inc.	4,688
42	Conseco, Inc. (a)	892
69	Everest Re Group Ltd. (Barbados)	6,734
242	Gallagher (Arthur J.) & Co.	6,444
77	Hilb, Rogal & Hobbs Co.	3,275
247	Marsh & McLennan Cos., Inc.	6,953
74	Mercury General Corp.	3,657
131	National Financial Partners Corp.	5,377
207	Phoenix Cos., Inc. (The)	2,896
58	RLI Corp.	2,950
106	StanCorp Financial Group, Inc.	4,727

		53,909

	Internet Software & Services — 1.4%
53	Akamai Technologies, Inc. (a)	2,653
623	CNET Networks, Inc. (a)	5,971
249	eBay, Inc. (a)	7,055
176	WebEx Communications, Inc. (a)	6,881
225	Yahoo!, Inc. (a)	5,693

		28,253

	IT Services — 2.8%
687	BearingPoint, Inc. (a)	5,397
20	CACI International, Inc., Class A (a)	1,073
107	DST Systems, Inc. (a)	6,582
141	Euronet Worldwide, Inc. (a)	3,458
111	First Data Corp.	4,655
239	Gartner, Inc. (a)	4,208
130	Iron Mountain, Inc. (a)	5,582
26	MasterCard, Inc., Class A	1,823
112	Paychex, Inc.	4,123
187	Sabre Holdings Corp., Class A	4,365
174	SRA International, Inc., Class A (a)	5,238
132	TALX Corp.	3,247
321	Unisys Corp. (a)	1,819
201	VeriFone Holdings, Inc. (a)	5,736

		57,306

	Leisure Equipment & Products — 1.3%
240	Callaway Golf Co.	3,140
281	Eastman Kodak Co.	6,295
120	Marvel Entertainment, Inc. (a)	2,898
189	Oakley, Inc.	3,215
116	Polaris Industries, Inc.	4,785

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

135	Pool Corp.	5,191

		25,524

	Life Sciences Tools & Services — 2.0%
309	Affymetrix, Inc. (a)	6,665
115	Covance, Inc. (a)	7,626
104	Millipore Corp. (a)	6,350
368	Nektar Therapeutics (a)	5,306
56	Pharmaceutical Product Development, Inc.	2,016
34	Techne Corp. (a)	1,729
180	Thermo Electron Corp. (a)	7,073
83	Ventana Medical Systems, Inc. (a)	3,373

		40,138

	Machinery — 1.7%
172	Briggs & Stratton Corp.	4,735
101	Clarcor, Inc.	3,092
97	Danaher Corp.	6,663
145	Donaldson Co., Inc.	5,352
95	ESCO Technologies, Inc. (a)	4,373
125	Flowserve Corp. (a)	6,320
43	Joy Global, Inc.	1,605
101	Pall Corp.	3,120

		35,260

	Marine — 0.4%
70	Alexander & Baldwin, Inc.	3,089
153	Kirby Corp. (a)	4,798

		7,887

	Media — 2.7%
131	Arbitron, Inc.	4,831
328	Discovery Holding Co., Class A (a)	4,741
179	Dow Jones & Co., Inc.	6,000
114	Getty Images, Inc. (a)	5,662
128	Lamar Advertising Co., Class A (a)	6,837
264	Liberty Global, Inc. (a)	6,790
151	New York Times Co., Class A	3,473
271	NTL, Inc.	6,881
128	Time Warner, Inc.	2,328
56	Valassis Communications, Inc. (a)	980
523	XM Satellite Radio Holdings, Inc., Class A (a)	6,748

		55,271

	Metals & Mining — 0.3%
123	Alcoa, Inc.	3,448
10	Allegheny Technologies, Inc.	627
316	Stillwater Mining Co. (a)	2,655

		6,730

	Multi-Utilities — 1.6%
115	Ameren Corp.	6,084
69	Consolidated Edison, Inc.	3,167
69	Dominion Resources, Inc.	5,279
195	Duke Energy Corp	5,899
178	NiSource, Inc.	3,873
97	Public Service Enterprise Group, Inc.	5,948
94	Vectren Corp.	2,533

		32,783

	Multiline Retail — 0.2%
331	Dollar General Corp.	4,510

	Office Electronics — 0.3%
155	Zebra Technologies Corp., Class A (a)	5,523

	Oil, Gas & Consumable Fuels — 4.2%
291	Alpha Natural Resources, Inc. (a)	4,579
157	Arch Coal, Inc.	4,535
91	ATP Oil & Gas Corp. (a)	3,347
156	Berry Petroleum Co., Class A	4,398
154	Bill Barrett Corp. (a)	3,786
198	Cheniere Energy, Inc. (a)	5,877
123	Consol Energy, Inc.	3,898
191	Delta Petroleum Corp. (a)	4,294
54	Encore Acquisition Co. (a)	1,325
222	Energy Partners Ltd. (a)	5,476
154	Forest Oil Corp. (a)	4,852
35	Hess Corp.	1,431
15	Marathon Oil Corp.	1,123
269	Massey Energy Co.	5,631
132	Murphy Oil Corp.	6,256

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

75	Newfield Exploration Co. (a)	2,889
64	Peabody Energy Corp.	2,357
389	PetroHawk Energy Corp. (a)	4,041
195	Quicksilver Resources, Inc. (a)	6,234
167	Southwestern Energy Co. (a)	4,997
193	Williams Cos., Inc.	4,608

		85,934

	Paper & Forest Products — 0.2%
202	Bowater, Inc.	4,150

	Personal Products — 0.3%
223	Avon Products, Inc.	6,837

	Pharmaceuticals — 1.6%
108	Abraxis BioScience, Inc. (a)	2,999
57	Adams Respiratory Therapeutics, Inc. (a)	2,079
60	Allergan, Inc.	6,807
168	Bristol-Myers Squibb Co.	4,181
204	Medicines Co. (a)	4,596
210	Medicis Pharmaceutical Corp., Class A	6,796
101	Sepracor, Inc. (a)	4,889

		32,347

	Real Estate Investment Trusts (REITs) — 0.8%
31	Apartment Investment & Management Co.	1,702
6	Boston Properties, Inc.	643
46	Cousins Properties, Inc.	1,564
13	Developers Diversified Realty Corp.	721
20	Equity Office Properties Trust	795
19	Federal Realty Investment Trust	1,443
15	General Growth Properties, Inc.	704
38	Post Properties, Inc.	1,807
148	Potlatch Corp.	5,503
15	Reckson Associates Realty Corp.	624

		15,506

	Road & Rail — 0.4%
189	Knight Transportation, Inc.	3,211
29	Landstar System, Inc.	1,230
220	Werner Enterprises, Inc.	4,124

		8,565

	Semiconductors & Semiconductor Equipment — 4.4%
295	Altera Corp. (a)	5,413
156	ATMI, Inc. (a)	4,534
132	Cree, Inc. (a)	2,647
461	Cypress Semiconductor Corp. (a)	8,190
85	Entegris, Inc. (a)	925
292	Integrated Device Technology, Inc. (a)	4,684
316	Intel Corp.	6,509
180	International Rectifier Corp. (a)	6,256
206	Linear Technology Corp.	6,416
194	Marvell Technology Group Ltd. (Bermuda) (a)	3,766
171	MEMC Electronic Materials, Inc. (a)	6,246
180	Micrel, Inc. (a)	1,727
204	Microchip Technology, Inc.	6,603
256	Microsemi Corp. (a)	4,826
218	NVIDIA Corp. (a)	6,462
221	Sirf Technology Holdings, Inc. (a)	5,313
237	Spansion, Inc., Class A (a)	3,950
152	Tessera Technologies, Inc. (a)	5,272

		89,739

	Software — 3.4%
560	Activision, Inc. (a)	8,453
230	Adobe Systems, Inc. (a)	8,605
95	ANSYS, Inc. (a)	4,176
191	Autodesk, Inc. (a)	6,630
54	Citrix Systems, Inc. (a)	1,967
50	Cognos, Inc. (Canada) (a)	1,835
142	Electronic Arts, Inc. (a)	7,887
151	Intuit, Inc. (a)	4,841
12	Jack Henry & Associates, Inc.	255
150	NAVTEQ Corp. (a)	3,927
421	Take-Two Interactive Software, Inc. (a)	5,997

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

303	THQ, Inc. (a)	8,824
107	Transaction Systems Architechs, Inc. (a)	3,665
243	Wind River Systems, Inc. (a)	2,607

		69,669

	Specialty Retail — 3.8%
151	Aaron Rents, Inc.	3,464
243	bebe stores, inc.	6,024
248	Borders Group, Inc.	5,052
233	CarMax, Inc. (a)	9,698
202	Chico’s FAS, Inc. (a)	4,349
101	Children’s Place Retail Stores, Inc. (The) (a)	6,477
49	Dick’s Sporting Goods, Inc. (a)	2,209
168	GameStop Corp., Class A (a)	7,767
109	Guitar Center, Inc. (a)	4,856
161	O’Reilly Automotive, Inc. (a)	5,343
109	Talbots, Inc.	2,976
204	Tiffany & Co.	6,783
125	Tractor Supply Co. (a)	6,011
419	Urban Outfitters, Inc. (a)	7,410

		78,419

	Textiles, Apparel & Luxury Goods — 0.7%
215	Coach, Inc. (a)	7,392
16	Polo Ralph Lauren Corp.	1,007
450	Quiksilver, Inc. (a)	5,463

		13,862

	Thrifts & Mortgage Finance — 0.9%
98	Astoria Financial Corp.	3,018
508	Hudson City Bancorp, Inc.	6,729
366	New York Community Bancorp, Inc.	5,993
25	Sovereign Bancorp, Inc.	534
42	Webster Financial Corp.	1,959

		18,233

	Trading Companies & Distributors — 0.4%
188	Fastenal Co.	7,261
35	Watsco, Inc.	1,595

		8,856

	Water Utilities — 0.2%
231	Aqua America, Inc.	5,067

	Wireless Telecommunication Services — 0.9%
22	ALLTEL Corp.	1,205
205	American Tower Corp., Class A (a)	7,500
186	SBA Communications Corp., Class A (a)	4,526
259	Sprint Nextel Corp.	4,448

		17,679

	Total Short Positions (Proceeds $1,754,016)	1,805,993

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, TBA, swaps, when-issued securities and delayed delivery securities.
(p)	Securities are pledged with a broker as collateral for short sales.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,697
Aggregate gross unrealized depreciation	(63,008)

Net unrealized appreciation/depreciation	$149,689

Federal income tax cost of investments	$1,819,299

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.9%
	Common Stocks — 96.9%
	Aerospace & Defense — 1.4%
233	Heico Corp.	8,000

	Air Freight & Logistics — 0.8%
154	UTI Worldwide, Inc.	4,300

	Airlines — 0.5%
289	Airtran Holdings, Inc. (a)	2,869

	Biotechnology — 3.3%
219	Keryx Biopharmaceuticals, Inc. (a)	2,589
69	Myogen, Inc. (a)	2,426
248	Myriad Genetics, Inc. (a)	6,108
149	Renovis, Inc. (a)	2,046
125	Theravance, Inc. (a)	3,375
33	United Therapeutics Corp. (a)	1,713

		18,257

	Capital Markets — 2.8%
65	Affiliated Managers Group, Inc. (a)	6,552
145	Investment Technology Group, Inc. (a)	6,498
166	Technology Investment Capital Corp., Class C	2,427

		15,477

	Commercial Banks — 0.6%
107	West Coast Bancorp	3,255

	Communications Equipment — 3.4%
308	Arris Group, Inc. (a)	3,533
887	Finisar Corp. (a)	3,221
166	Redback Networks, Inc. (a)	2,308
77	Riverbed Technology, Inc. (a)	1,508
325	Symmetricom, Inc. (a)	2,626
231	Viasat, Inc. (a)	5,788

		18,984

	Computers & Peripherals — 1.2%
122	Komag, Inc. (a)	3,910
104	Rackable Systems, Inc. (a)	2,834

		6,744

	Construction Materials — 0.8%
139	Eagle Materials, Inc.	4,676

	Containers & Packaging — 0.9%
670	Intertape Polymer Group, Inc. (Canada) (a)	5,157

	Diversified Consumer Services — 1.1%
546	INVESTools, Inc. (a)	5,806

	Diversified Financial Services — 2.2%
409	Marlin Business Services Corp. (a)	8,551
423	Services Acquisition Corp. International (a)	3,768

		12,319

	Diversified Telecommunication Services — 1.9%
259	Cbeyond, Inc. (a)	7,096
288	NTELOS Holdings Corp. (a)	3,681

		10,777

	Electrical Equipment — 2.3%
106	Acuity Brands, Inc.	4,826
211	General Cable Corp. (a)	8,058

		12,884

	Electronic Equipment & Instruments — 1.7%
492	Aeroflex, Inc. (a)	5,060

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

165	Benchmark Electronics, Inc. (a)	4,434

		9,494

	Energy Equipment & Services — 4.6%
139	Gulf Island Fabrication, Inc.	3,616
230	Hornbeck Offshore Services, Inc. (a)	7,694
315	Pioneer Drilling Co. (a)	4,044
189	Superior Energy Services, Inc. (a)	4,964
95	Universal Compression Holdings, Inc. (a)	5,086

		25,404

	Health Care Equipment & Supplies — 5.8%
122	Arthrocare Corp. (a)	5,700
246	DJO, Inc. (a)	10,196
47	Hologic, Inc. (a)	2,037
106	Mentor Corp.	5,336
161	Neurometrix, Inc. (a)	3,058
201	Northstar Neuroscience, Inc. (a)	2,654
219	Thoratec Corp. (a)	3,417

		32,398

	Health Care Providers & Services — 3.0%
153	Chemed Corp.	4,926
91	Healthways, Inc. (a)	4,054
93	Psychiatric Solutions, Inc. (a)	3,157
73	Sunrise Senior Living, Inc. (a)	2,188
131	Symbion, Inc. (a)	2,409

		16,734

	Health Care Technology — 1.7%
411	Per-Se Technologies, Inc. (a)	9,372

	Hotels, Restaurants & Leisure — 2.6%
104	Gaylord Entertainment Co. (a)	4,556
125	Orient-Express Hotels Ltd., Class H (Bermuda)	4,682
170	WMS Industries, Inc. (a)	4,963

		14,201

	Household Durables — 1.7%
613	Champion Enterprises, Inc. (a)	4,228
418	Interface, Inc., Class A (a)	5,387

		9,615

	Insurance — 1.7%
106	ProAssurance Corp. (a)	5,207
185	Security Capital Assurance Ltd. (Bermuda) (a)	4,421

		9,628

	Internet & Catalog Retail — 2.6%
155	Coldwater Creek, Inc. (a)	4,464
320	Gaiam, Inc., Class A (a)	4,127
152	Priceline.com, Inc. (a)	5,589

		14,180

	Internet Software & Services — 1.9%
174	Bankrate, Inc. (a)	4,615
122	DealerTrack Holdings, Inc. (a)	2,696
218	Marchex Inc., Class B (a)	3,346

		10,657

	IT Services — 4.6%
106	Alliance Data Systems Corp. (a)	5,863
251	Talx Corp.	6,160
294	VeriFone Holdings, Inc. (a)	8,392
205	Wright Express Corp. (a)	4,939

		25,354

	Leisure Equipment & Products — 2.4%
293	MarineMax, Inc. (a)	7,444
158	Pool Corp.	6,068

		13,512

	Life Sciences Tools & Services — 2.4%
86	Covance, Inc. (a)	5,691

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

111	Illumina, Inc. (a)	3,679
285	Nektar Therapeutics (a)	4,106

		13,476

	Machinery — 0.8%
91	Oshkosh Truck Corp.	4,585

	Marine — 2.1%
192	American Commercial Lines, Inc. (a)	11,405

	Media — 1.7%
440	Lions Gate Entertainment Corp. (Canada) (a)	4,400
131	Morningstar, Inc. (a)	4,825

		9,225

	Metals & Mining — 1.6%
33	Allegheny Technologies, Inc.	2,077
201	Century Aluminum Co. (a)	6,758

		8,835

	Oil, Gas & Consumable Fuels — 4.8%
70	Bois d’Arc Energy, Inc. (a)	1,077
1,041	Brigham Exploration Co. (a)	7,047
200	Foundation Coal Holdings, Inc.	6,461
33	Newfield Exploration Co. (a)	1,262
241	Western Refining, Inc.	5,591
129	World Fuel Services Corp.	5,213

		26,651

	Pharmaceuticals — 3.1%
151	Adams Respiratory Therapeutics, Inc. (a)	5,532
210	AVANIR Pharmaceuticals, Class A (a)	1,456
452	Cypress Bioscience, Inc. (a)	3,302
160	Nastech Pharmaceutical Co., Inc. (a)	2,437
352	Viropharma, Inc. (a)	4,289

		17,016

	Real Estate Investment Trusts (REITs) — 1.0%
344	Resource Capital Corp.	5,309

	Semiconductors & Semiconductor Equipment — 7.4%
180	Diodes, Inc. (a)	7,763
98	FormFactor, Inc. (a)	4,114
438	Integrated Device Technology, Inc. (a)	7,032
230	Microsemi Corp. (a)	4,333
197	Nextest Systems Corp. (a)	2,595
384	PMC-Sierra, Inc. (a)	2,284
101	Sirf Technology Holdings, Inc. (a)	2,419
231	Trident Microsystems, Inc. (a)	5,376
145	Varian Semiconductor Equipment Associates, Inc. (a)	5,305

		41,221

	Software — 4.6%
144	Blackboard, Inc. (a)	3,805
382	Epicor Software Corp. (a)	5,009
136	Hyperion Solutions Corp. (a)	4,678
427	Nuance Communications, Inc. (a)	3,488
121	Verint Systems, Inc. (a)	3,638
289	Witness Systems, Inc. (a)	5,073

		25,691

	Specialty Retail — 5.9%
232	bebe stores, Inc.	5,756
139	Children’s Place Retail Stores, Inc. (The) (a)	8,871
236	GameStop Corp., Class A (a)	10,901
140	J. Crew Group, Inc. (a)	4,212
78	Tween Brands, Inc. (a)	2,937

		32,677

	Textiles, Apparel & Luxury Goods — 2.9%
268	Carter’s, Inc. (a)	7,062
135	Under Armour, Inc., Class A (a)	5,399
172	Volcom, Inc. (a)	3,886

		16,347

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Thrifts & Mortgage Finance — 0.3%
126	Clayton Holdings, Inc. (a)	1,583

	Trading Companies & Distributors — 0.8%
109	GATX Corp.	4,518

	Total Common Stocks (Cost $480,998)	538,593

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
15,850	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $15,850)	15,850

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 24.2%
	Certificates of Deposit — 8.3%
4,998	Bank of New York, FRN, 5.51%, 05/02/08	4,998
8,000	Barclays Capital, Inc., FRN, 5.33%, 06/06/07	8,000
9,697	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	9,697
9,500	Credit Suisse First Boston, New York, FRN, 5.40%, 10/17/06	9,500
8,999	Nordea Bank, New York, FRN, 5.32%, 01/03/07	8,999
5,000	Norinchukin Bank, New York, 5.32%, 10/24/06	5,000

		46,194

	Commercial Paper — 0.2%
996	Concord Minutemen, C.C. LLC, Series A, 5.29%, 10/20/06	996

	Corporate Notes — 14.5%
9,700	Bank of America, FRN, 5.31%, 11/07/06	9,700
5,000	Berkshire Hathaway Finance, FRN, 5.56%, 01/11/08	5,000
7,200	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	7,200
6,450	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	6,450
2,197	Citigroup Global Markets Holdings, Inc., FRN, 5.50%, 12/12/06	2,197
8,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	8,500
5,000	General Electric Capital Corp., FRN, 5.48%, 12/08/06	5,000
	Goldman Sachs Group, Inc., FRN
3,000	5.49%, 10/01/07	3,000
5,000	5.54%, 12/28/07	5,000
7,698	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	7,698
8,997	K2(USA) LLC, FRN, 5.39%, 02/15/08	8,997
3,818	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	3,818
3,000	Morgan Stanley & Co., Inc. FRN, 5.56%, 10/29/07	3,000
5,000	Wachovia Bank N.A., FRN, 5.30%, 10/02/06	5,000

		80,560

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Repurchase Agreement — 1.2%
6,525	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $6,528, collateralized by U.S. Government Agency Mortgages	6,525

	Total Investment of Cash Collateral for Securities Loaned (Cost $134,275)	134,275

	Total Investments — 123.9% (Cost $631,123)	688,718
	Liabilities in Excess of Other Assets — (23.9)%	(132,728

	NET ASSETS — 100.0%	$555,990

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,936
Aggregate gross unrealized depreciation	(34,341)

Net unrealized appreciation/depreciation	$57,595

Federal income tax cost of investments	$631,123

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Aerospace & Defense — 0.8%
44	Cubic Corp.	865
314	Orbital Sciences Corp. (a)	5,898

		6,763

	Air Freight & Logistics — 0.3%
29	Atlas Air Worldwide Holdings, Inc. (a)	1,275
52	Pacer International, Inc.	1,446

		2,721

	Airlines — 0.9%
244	Continental Airlines, Inc., Class B (a)	6,913
207	ExpressJet Holdings, Inc. (a)	1,367

		8,280

	Auto Components — 1.4%
208	ArvinMeritor, Inc.	2,960
358	Modine Manufacturing Co.	8,703
142	Visteon Corp. (a)	1,161

		12,824

	Biotechnology — 0.5%
38	Cubist Pharmaceuticals, Inc. (a)	820
21	Myogen, Inc. (a)	740
32	Progenics Pharmaceuticals, Inc. (a)	758
92	Renovis, Inc. (a)	1,266
13	United Therapeutics Corp. (a)	704

		4,288

	Building Products — 0.2%
73	Griffon Corp. (a)	1,733

	Capital Markets — 0.6%
32	A.G. Edwards, Inc.	1,689
35	Gladstone Capital Corp.	764
65	Investment Technology Group, Inc. (a)	2,900

		5,353

	Chemicals — 3.2%
170	Georgia Gulf Corp.	4,664
288	H.B. Fuller Co.	6,744
96	Pioneer Cos., Inc. (a)	2,343
301	Sensient Technologies Corp.	5,894
212	Spartech Corp.	5,681
105	Stepan Co.	3,066

		28,392

	Commercial Banks — 11.3%
61	1st Source Corp.	1,801
34	AMCORE Financial, Inc.	1,015
45	BancFirst Corp.	2,116
135	Bank of Hawaii Corp.	6,497
17	Camden National Corp.	683
99	City Holding Co.	3,939
123	Commerce Bancshares, Inc.	6,232
73	Community Bank System, Inc.	1,613
68	Community Trust Bancorp, Inc.	2,568
72	Cullen/Frost Bankers, Inc.	4,146
8	Farmers Capital Bank Corp.	254
5	First Citizens BancShares, Inc., Class A	1,013
92	First Commonwealth Financial Corp.	1,192
24	First Community Bancshares, Inc.	794
13	First Financial Bankshares, Inc.	500
19	First Indiana Corp.	490
30	First State Bancorp, Inc.	766
226	FirstMerit Corp.	5,236
27	FNB Corp.	969
1	Fulton Financial Corp.	15
14	Great Southern Bancorp, Inc.	382
356	Greater Bay Bancorp	10,046
41	Heartland Financial USA, Inc.	1,040
11	Horizon Financial Corp.	331
27	Integra Bank Corp.	685
57	Lakeland Bancorp, Inc.	810
15	Lakeland Financial Corp.	353
40	MB Financial, Inc.	1,460
77	Mercantile Bank Corp.	3,061
25	Mid-State Bancshares	689
19	Old National Bancorp	367
62	Pacific Capital Bancorp	1,678
18	PremierWest Bancorp	295
70	Provident Bankshares Corp.	2,582
87	R&G Financial Corp., Class B (Puerto Rico)	648
11	Santander Bancorp (Puerto Rico)	208
10	SCBT Financial Corp.	385
57	Simmons First National Corp., Class A	1,659
29	Southwest Bancorp, Inc.	749
10	Suffolk Bancorp	310
94	Susquehanna Bancshares, Inc.	2,295
16	Taylor Capital Group, Inc.	473
255	TCF Financial Corp.	6,707
8	Tompkins Trustco, Inc.	360
266	UMB Financial Corp.	9,742
80	Umpqua Holdings Corp.	2,282
25	Virginia Financial Group, Inc.	676
93	Washington Trust Bancorp, Inc.	2,452

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

32	Westamerica Bancorp	1,606
115	Whitney Holding Corp.	4,106

		100,276

	Commercial Services & Supplies — 2.4%
42	Central Parking Corp.	691
83	CompX International, Inc.	1,292
23	Deluxe Corp.	388
90	GEO Group, Inc. (The) (a)	3,790
87	HNI Corp.	3,601
816	Spherion Corp. (a)	5,834
233	Standard Register Co. (The)	3,077
51	United Stationers, Inc. (a)	2,358

		21,031

	Communications Equipment — 1.6%
36	Bel Fuse, Inc., Class B	1,160
81	Black Box Corp.	3,160
73	Carrier Access Corp. (a)	517
79	CommScope, Inc. (a)	2,592
242	Inter-Tel, Inc.	5,236
148	UTStarcom, Inc. (a)	1,311

		13,976

	Computers & Peripherals — 1.0%
239	Electronics for Imaging, Inc. (a)	5,459
100	Emulex Corp. (a)	1,819
51	Imation Corp.	2,040

		9,318

	Construction & Engineering — 1.2%
121	EMCOR Group, Inc. (a)	6,635
56	Quanta Services, Inc. (a)	946
55	Washington Group International, Inc.	3,214

		10,795

	Construction Materials — 0.1%
40	Headwaters, Inc. (a)	934

	Consumer Finance — 2.3%
306	AmeriCredit Corp. (a)	7,652
15	Credit Acceptance Corp. (a)	445
134	Dollar Financial Corp. (a)	2,933
217	World Acceptance Corp. (a)	9,530

		20,560

	Containers & Packaging — 1.1%
316	Graphic Packaging Corp. (a)	1,156
139	Myers Industries, Inc.	2,363
141	Silgan Holdings, Inc.	5,307
49	Smurfit-Stone Container Corp. (a)	551

		9,377

	Diversified Consumer Services — 0.9%
203	Alderwoods Group, Inc. (a)	4,031
75	Jackson Hewitt Tax Service, Inc.	2,251
243	Stewart Enterprises, Inc., Class A	1,424

		7,706

	Diversified Financial Services — 0.2%
79	Marlin Business Services, Inc. (a)	1,641

	Diversified Telecommunication Services — 1.3%
51	CenturyTel, Inc.	2,039
90	Commonwealth Telephone Enterprises, Inc.	3,719
62	North Pittsburgh Systems, Inc.	1,548
313	Windstream Corp.	4,128

		11,434

	Electric Utilities — 0.9%
218	El Paso Electric Co. (a)	4,879
15	Great Plains Energy, Inc.	459
75	IDACORP, Inc.	2,821

		8,159

	Electrical Equipment — 0.9%
84	Acuity Brands, Inc.	3,800
253	LSI Industries, Inc.	4,108

		7,908

	Electronic Equipment & Instruments — 2.6%
127	Agilysis, Inc.	1,786
78	CalAmp Corp. (a)	477
114	Cognex Corp.	2,874
160	Coherent, Inc. (a)	5,546
181	CTS Corp.	2,493
182	KEMET Corp. (a)	1,468
149	Park Electrochemical Corp.	4,733
78	Paxar Corp. (a)	1,564
58	Tech Data Corp. (a)	2,122

		23,063

	Energy Equipment & Services — 1.0%
37	Gulfmark Offshore, Inc. (a)	1,181
70	Helmerich & Payne, Inc.	1,601
12	Todco, Class A (a)	422
164	Trico Marine Services, Inc. (a)	5,528

		8,732

	Food & Staples Retailing — 0.4%
49	Pantry, Inc. (The) (a)	2,762
28	Weis Markets, Inc.	1,095

		3,857

	Food Products — 1.6%
716	Del Monte Foods Co.	7,483
57	Pilgrim’s Pride Corp.	1,548
172	Reddy Ice Holdings, Inc.	4,153
1	Seaboard Corp.	1,325

		14,509

	Gas Utilities — 1.3%
260	Nicor, Inc.	11,101

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	ONEOK, Inc.	680

		11,781

	Health Care Equipment & Supplies — 1.1%
58	Datascope Corp.	1,955
28	DJO, Inc. (a)	1,179
174	Steris Corp.	4,194
61	Zoll Medical Corp. (a)	2,200

		9,528

	Health Care Providers & Services — 1.2%
127	Magellan Health Services, Inc. (a)	5,389
106	Manor Care, Inc.	5,526

		10,915

	Health Care Technology — 0.6%
139	Per-Se Technologies, Inc. (a)	3,162
135	Trizetto Group (a)	2,038

		5,200

	Hotels, Restaurants & Leisure — 1.7%
228	Domino’s Pizza, Inc.	5,848
111	Dover Downs Gaming & Entertainment, Inc.	1,347
137	Jack in the Box, Inc. (a)	7,149
118	Luby’s, Inc. (a)	1,166

		15,510

	Household Durables — 1.5%
232	American Greetings Corp., Class A	5,362
315	Furniture Brands International, Inc.	6,003
39	Kimball International, Inc., Class B	760
47	Stanley Furniture Co., Inc.	1,006

		13,131

	Industrial Conglomerates — 0.6%
103	Teleflex, Inc.	5,703

	Insurance — 4.6%
48	Affirmative Insurance Holdings, Inc.	702
162	Alfa Corp.	2,789
69	AmerUs Group Co.	4,665
71	Clark, Inc.	796
102	Crawford & Co., Class B	693
160	Delphi Financial Group, Inc.	6,375
17	FBL Financial Group, Inc., Class A	562
33	Great American Financial Resources, Inc.	689
181	Harleysville Group, Inc.	6,316
242	Horace Mann Educators Corp.	4,661
10	James River Group, Inc (a)	285
66	LandAmerica Financial Group, Inc.	4,335
56	ProAssurance Corp. (a)	2,740
74	Protective Life Corp.	3,399
47	Stancorp Financial Group, Inc.	2,111

		41,118

	Internet & Catalog Retail — 0.1%
48	Blair Corp.	1,238

	Internet Software & Services — 1.0%
66	Digital Insight Corp. (a)	1,923
277	SonicWALL, Inc. (a)	3,025
291	United Online, Inc.	3,542

		8,490

	IT Services — 2.6%
199	Acxiom Corp.	4,912
486	BISYS Group, Inc. (The) (a)	5,280
203	CSG Systems International, Inc. (a)	5,357
110	infoUSA, Inc.	909
176	SYKES Enterprises, Inc. (a)	3,580
558	Unisys Corp. (a)	3,156

		23,194

	Leisure Equipment & Products — 1.5%
118	Arctic Cat, Inc.	1,954
112	Hasbro, Inc.	2,539
306	Marvel Entertainment, Inc. (a)	7,382
57	Steinway Musical Instruments, Inc. (a)	1,590

		13,465

	Life Sciences Tools & Services — 0.3%
22	Illumina, Inc. (a)	727
57	Molecular Devices Corp. (a)	1,058
42	Nektar Therapeutics (a)	599

		2,384

	Machinery — 2.9%
163	AGCO Corp. (a)	4,137
63	CIRCOR International, Inc.	1,934
10	Flowserve Corp. (a)	486
51	Lindsay Manufacturing Co.	1,463
13	NACCO Industries, Inc., Class A	1,753
17	Tennant Co.	404
200	Terex Corp. (a)	9,058
38	Valmont Industries, Inc.	1,975
172	Wabtec Corp.	4,674

		25,884

	Media — 1.6%
354	Belo Corp., Class A	5,589
156	Cumulus Media, Inc., Class A (a)	1,494
121	John Wiley & Sons, Inc., Class A	4,354
150	Reader’s Digest Association, Inc. (The)	1,937
136	Sinclair Broadcast Group, Inc., Class A	1,070

		14,444

	Metals & Mining — 1.7%
74	Century Aluminum Co. (a)	2,500
101	Chaparral Steel Co. (a)	3,434
56	Quanex Corp.	1,704
149	Steel Dynamics, Inc.	7,507

		15,145

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multi-Utilities — 2.2%
248	Avista Corp.	5,870
371	CenterPoint Energy, Inc.	5,319
44	NorthWestern Corp.	1,546
195	Puget Energy, Inc.	4,421
98	Vectren Corp.	2,642

		19,798

	Multiline Retail — 1.3%
374	Big Lots, Inc. (a)	7,401
241	Retail Ventures, Inc. (a)	3,706

		11,107

	Oil, Gas & Consumable Fuels — 2.8%
67	Forest Oil Corp. (a)	2,129
83	Harvest Natural Resources, Inc. (a)	858
89	Holly Corp.	3,865
174	Houston Exploration Co. (a)	9,574
138	Mariner Energy, Inc. (a)	2,542
120	Meridian Resource Corp. (a)	367
81	Swift Energy Co. (a)	3,367
17	Tesoro Corp.	1,009
158	USEC, Inc.	1,521

		25,232

	Paper & Forest Products — 0.6%
153	Neenah Paper, Inc.	5,227

	Personal Products — 0.7%
64	Chattem, Inc. (a)	2,258
275	Playtex Products, Inc. (a)	3,687

		5,945

	Pharmaceuticals — 0.6%
76	Adolor Corp. (a)	1,056
59	Alpharma, Inc., Class A	1,375
104	Cypress Bioscience, Inc. (a)	760
47	Medicis Pharmaceutical Corp., Class A	1,517
46	ViroPharma, Inc. (a)	563

		5,271

	Real Estate Investment Trusts (REITs) — 11.2%
111	American Home Mortgage Investment Corp.	3,871
118	Annaly Mortgage Management, Inc.	1,556
308	Anworth Mortgage Asset Corp.	2,571
99	Apartment Investment & Management Co.	5,370
166	Brandywine Realty Trust	5,416
197	Cousins Properties, Inc.	6,722
355	Equity Inns, Inc.	5,652
117	Equity Lifestyle Properties, Inc.	5,353
55	Extra Space Storage, Inc.	950
178	Home Properties, Inc.	10,186
565	Innkeepers USA Trust	9,207
327	Lexington Corporate Properties Trust	6,930
57	Longview Fibre Co.	1,158
293	Luminent Mortgage Capital, Inc. (m)	3,010
408	MFA Mortgage Investments, Inc.	3,037
8	Pennsylvania Real Estate Insurance Trust	353
104	PS Business Parks, Inc.	6,253
163	Ramco-Gershenson Properties Trust	5,211
125	Sunstone Hotel Investors, Inc.	3,706
132	Taubman Centers, Inc.	5,872
63	Universal Health Realty Income Trust	2,255
413	Winston Hotels, Inc.	5,082

		99,721

	Road & Rail — 1.2%
42	Arkansas Best Corp.	1,820
301	Laidlaw International, Inc.	8,221
24	Saia, Inc. (a)	792

		10,833

	Semiconductors & Semiconductor Equipment — 2.3%
438	Asyst Technologies, Inc. (a)	2,960
161	Axcelis Technologies, Inc. (a)	1,140
502	Cirrus Logic, Inc. (a)	3,661
64	Cohu, Inc.	1,136
108	Fairchild Semiconductor International, Inc. (a)	2,022
401	Lattice Semiconductor Corp. (a)	2,732
291	Mattson Technology, Inc. (a)	2,415
255	OmniVision Technologies, Inc. (a)	3,636
174	Triquint Semiconductor, Inc. (a)	902

		20,604

	Software — 3.1%
175	Altiris, Inc. (a)	3,689
69	Ansoft Corp. (a)	1,719
285	Aspen Technology, Inc. (a)	3,109
147	BMC Software, Inc. (a)	4,001
355	EPIQ Systems, Inc. (a)	5,225
11	Fair Isaac Corp.	417
31	Intergraph Corp. (a)	1,316

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

107	Magma Design Automation, Inc. (a)	974
27	MicroStrategy, Inc. (a)	2,739
235	Parametric Technology Corp. (a)	4,100
27	Progress Software Corp. (a)	712

		28,001

	Specialty Retail — 3.5%
41	Barnes & Noble, Inc.	1,571
1	Borders Group, Inc.	20
506	CSK Auto Corp. (a)	7,129
89	GameStop Corp., Class A (a)	4,105
61	OfficeMax, Inc.	2,485
360	Payless ShoeSource, Inc. (a)	8,967
54	Shoe Carnival, Inc. (a)	1,359
214	Talbots, Inc.	5,843

		31,479

	Textiles, Apparel & Luxury Goods — 0.8%
129	Kellwood Co.	3,716
97	Skechers U.S.A., Inc., Class A (a)	2,271
30	Weyco Group, Inc.	662
22	Wolverine World Wide, Inc.	629

		7,278

	Thrifts & Mortgage Finance — 2.5%
272	Astoria Financial Corp.	8,396
82	Corus Bankshares, Inc.	1,831
148	Federal Agricultural Mortgage Corp., Class C	3,915
15	First Financial Holdings, Inc.	507
173	First Niagara Financial Group, Inc.	2,522
55	FirstFed Financial Corp. (a)	3,091
12	OceanFirst Financial Corp.	253
209	W Holding Co., Inc. (Puerto Rico)	1,236
15	WSFS Financial Corp.	914

		22,665

	Trading Companies & Distributors — 0.6%
116	Applied Industrial Technologies, Inc.	2,822
81	BlueLinx Holdings, Inc.	771
95	Kaman Corp.	1,715

		5,308

	Wireless Telecommunication Services — 0.4%
544	Dobson Communications Corp. (a)	3,822

	Total Common Stocks (Cost $727,997)	863,051

	Short-Term Investments — 3.0%
	Investment Company — 2.8%
24,849	JPMorgan Liquid Assets Money Market Fund (b) (m)	24,849

Principal Amount ($)

	U.S. Treasury Obligations — 0.2%
1,770	U.S. Treasury Notes,
	2.88%, 11/30/06 (k) (m)	1,764

	Total Short-Term Investments (Cost $26,614)	26,613

	Investments of Cash Collateral for Securities Loaned — 23.6%
	Certificates of Deposit — 6.4%
12,896	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	12,896
12,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	12,000
10,000	Norinchukin Bank, New York, 5.32%, 10/24/06	10,000
9,998	SunTrust Bank, Atlanta, FRN, 5.33%, 06/28/07	9,998
12,500	Wells Fargo Bank, San Francisco, FRN, 5.30%, 12/01/06	12,500

		57,394

	Commercial Paper — 1.1%
9,951	Fenway Funding LLC, 5.33%, 10/23/06	9,951

	Corporate Notes — 14.1%
2,000	Allstate Life Global Funding, FRN, 5.32%, 10/29/07	2,000
10,750	Bank of America, FRN, 5.31%, 11/07/06	10,750
5,000	Berkshire Hathaway Finance, FRN, 5.56%, 01/11/08	5,000
6,750	Beta Finance, Inc., FRN, 5.37%, 01/15/08	6,750
8,000	CC USA, Inc., FRN, 5.37%, 01/25/08 FRN, 5.37%, 01/25/08	8,000
11,500	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	11,500
	Citigroup Global Markets Holdings, Inc., FRN
8,000	5.45%, 10/06/06	8,000
3,949	5.50%, 12/12/06	3,949
12,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	12,000
2,000	Fifth Third Bancorp, FRN, 5.31%, 10/29/07	2,000
	Goldman Sachs Group, Inc., FRN
4,000	5.49%, 10/01/07	4,000
5,000	5.54%, 12/28/07	5,000
1,521	HBOS Treasury Services plc, FRN, 5.38%, 10/29/07	1,521
2,499	K2 (USA) LLC, FRN, 5.39%, 02/15/08	2,499

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

350	Links Finance LLC, FRN, 5.42%, 10/06/06	350
760	MBIA Global Funding LLC, FRN, 5.43%, 01/26/07	760
4,000	Morgan Stanley & Co., Inc., FRN, 5.56%, 10/29/07	4,000
10,106	National City Bank, Cleveland, FRN, 5.27%, 10/04/07	10,106
10,001	Pricoa Global Funding I, FRN, 5.36%, 10/05/06	10,001
11,995	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	11,995
5,000	Wachovia Bank N.A, FRN, 5.30%, 10/02/06	5,000

		125,181

	Repurchase Agreements — 0.9%
7,655	Bank of America Securities LLC, 5.39%, dated 09/29/06, due 10/02/06, repurchase price $7,658, collateralized by U.S. Government Agency Mortgages	7,655

	Time Deposit — 1.1%
10,000	American Express Bank, FSB, 5.29%, 10/16/06	10,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $210,181)	210,181

	Total Investments — 123.4% (Cost $964,792)	1,099,845
	Liabilities in Excess of Other Assets — (23.4)%	(208,876)

	NET ASSETS — 100.0%	$890,969

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 09/30/06 (USD)	Unrealized Appreciation (USD)

	Long Futures Outstanding
72	Russell 2000 Index	December, 2006	$26,356	$430

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for future contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, Swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in eddect as of September 30, 2006.
USD	United States Dollar.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,838
Aggregate gross unrealized depreciation	(29,785)

Net unrealized appreciation/depreciation	$135,053

Federal income tax cost of investments	$964,792

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006